Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (4.2%)
*	Snap Inc. Class A	14,391,493	517,950
*	Liberty Broadband Corp. Class C	2,038,564	275,858
*	ZoomInfo Technologies Inc. Class A	3,995,324	238,681
*	Roku Inc.	1,563,558	195,867
*	Pinterest Inc. Class A	7,561,994	186,101
*	Liberty Media Corp.-Liberty Formula One Class C	2,623,854	183,250
*,1	AMC Entertainment Holdings Inc. Class A	6,821,483	168,081
*	Liberty Global plc Class C	5,467,886	141,673
*	Zynga Inc. Class A	14,105,547	130,335
*	IAC/InterActiveCorp	1,107,269	111,037
	Nexstar Media Group Inc. Class A	541,659	102,092
	New York Times Co. Class A	2,212,674	101,429
	Cable One Inc.	65,650	96,127
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,099,143	95,994
*	Frontier Communications Parent Inc.	2,737,846	75,756
*	Iridium Communications Inc.	1,752,175	70,648
	TEGNA Inc.	2,922,007	65,453
*	Ziff Davis Inc.	636,376	61,588
	Warner Music Group Corp. Class A	1,526,568	57,781
[1]	Sirius XM Holdings Inc.	7,919,731	52,429
*	Cargurus Inc. Class A	1,153,801	48,990
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,039,998	47,538
*	Madison Square Garden Sports Corp.	226,925	40,701
*	Altice USA Inc. Class A	3,035,000	37,877
	Cogent Communications Holdings Inc.	556,258	36,908
*	TripAdvisor Inc.	1,318,381	35,754
	World Wrestling Entertainment Inc. Class A	569,949	35,588
*	Liberty Global plc Class A	1,248,661	31,853
	John Wiley & Sons Inc. Class A	585,060	31,026
*	Yelp Inc. Class A	887,588	30,276
*	Madison Square Garden Entertainment Corp.	336,848	28,063
*	TechTarget Inc.	344,455	27,997
*	Bumble Inc. Class A	964,649	27,956
*	iHeartMedia Inc. Class A	1,448,366	27,418
*	Playtika Holding Corp.	1,380,142	26,678
	Gray Television Inc.	1,186,630	26,189
*	Vimeo Inc.	2,088,864	24,816
*	Lions Gate Entertainment Corp. Class B	1,642,698	24,690
	Telephone & Data Systems Inc.	1,300,301	24,550
*	Cardlytics Inc.	442,688	24,339
*	Cinemark Holdings Inc.	1,408,458	24,338

		Shares	Market Value ($000)
*	Liberty Media Corp.-Liberty Formula One Class A	374,770	23,659
*	Clear Channel Outdoor Holdings Inc.	6,295,953	21,784
*	Magnite Inc.	1,527,327	20,176
	Sinclair Broadcast Group Inc. Class A	648,544	18,172
*	Liberty Broadband Corp. Class A	133,999	17,562
*	Liberty Latin America Ltd. Class C	1,777,809	17,049
*,1	Gogo Inc.	893,011	17,021
	Scholastic Corp.	412,732	16,625
	Shenandoah Telecommunications Co.	676,574	15,954
	EW Scripps Co. Class A	763,782	15,879
*	AMC Networks Inc. Class A	390,149	15,852
*	Eventbrite Inc. Class A	1,010,362	14,923
*	Anterix Inc.	242,797	14,058
*	Liberty Media Corp.-Liberty Braves Class C	465,517	12,993
*,1	fuboTV Inc.	1,974,171	12,970
*,1	Globalstar Inc.	8,766,081	12,886
*	Radius Global Infrastructure Inc.	899,753	12,848
*	Lions Gate Entertainment Corp. Class A	787,793	12,802
*	EchoStar Corp. Class A	513,306	12,494
*	Cars.com Inc.	855,813	12,349
*	WideOpenWest Inc.	696,883	12,154
*,1	Skillz Inc. Class A	3,571,285	10,714
*	Bandwidth Inc. Class A	308,038	9,977
*	PubMatic Inc. Class A	372,752	9,736
*	Gannett Co. Inc.	1,937,989	8,740
*	Advantage Solutions Inc.	1,351,458	8,622
*	Liberty Latin America Ltd. Class A	837,878	8,127
*	IDT Corp. Class B	232,220	7,916
*	QuinStreet Inc.	665,686	7,722
*	Stagwell Inc.	976,354	7,069
*	Thryv Holdings Inc.	230,380	6,478
*,1	AdTheorent Holding Co. Inc.	629,700	6,196
*	Consolidated Communications Holdings Inc.	999,089	5,895
*	Boston Omaha Corp. Class A	231,795	5,881
*	United States Cellular Corp.	190,157	5,748
*	Angi Inc. Class A	1,003,966	5,692
	ATN International Inc.	138,574	5,526
*,1	Marcus Corp.	309,343	5,475
	Entravision Communications Corp. Class A	853,384	5,470
*,1	AST SpaceMobile Inc.	546,928	5,458
*,1	Nextdoor Holdings Inc.	879,791	5,270
*,1	Playstudios Inc.	1,074,580	5,212
*,1	Liberty Media Corp.-Liberty Braves Class A	169,092	4,866
*	MediaAlpha Inc. Class A	279,154	4,620
*	Audacy Inc. Class A	1,598,281	4,619
*	Ooma Inc.	307,526	4,610
*	Loyalty Ventures Inc.	269,719	4,458
*	TrueCar Inc.	1,107,250	4,374
*	Sciplay Corp. Class A	327,501	4,231
*	EverQuote Inc. Class A	258,096	4,176
*	Innovid Corp.	682,000	4,119
*	Reservoir Media Inc.	369,736	3,635
*	DHI Group Inc.	597,640	3,556
*	Daily Journal Corp.	11,157	3,481
*	ZipRecruiter Inc. Class A	146,154	3,359
*	System1 Inc.	220,855	3,205
*	Integral Ad Science Holding Corp.	204,655	2,824
*	comScore Inc.	908,163	2,643

		Shares	Market Value ($000)
*,1	KORE Group Holdings Inc.	434,608	2,608
*,1	Leafly Holdings Inc.	306,600	2,539
*	Cumulus Media Inc. Class A	251,626	2,504
	National CineMedia Inc.	868,027	2,205
	Spok Holdings Inc.	271,105	2,163
*,1	Wejo Group Ltd.	529,800	2,140
*	Liberty TripAdvisor Holdings Inc. Class A	1,017,762	2,086
*	Lee Enterprises Inc.	68,380	1,841
*	BuzzFeed Inc.	337,800	1,777
*	Townsquare Media Inc. Class A	136,294	1,743
*,1	Arena Group Holdings Inc.	148,886	1,612
*,1	Cinedigm Corp. Class A	1,867,441	1,519
	Saga Communications Inc. Class A	62,836	1,436
*	Fluent Inc.	638,538	1,328
*	IZEA Worldwide Inc.	784,653	1,303
*	NerdWallet Inc. Class A	104,081	1,248
*	Emerald Holding Inc.	366,898	1,247
*	Hemisphere Media Group Inc. Class A	260,645	1,191
*,1	CuriosityStream Inc.	392,105	1,137
*	Outbrain Inc.	105,760	1,135
*	Urban One Inc. Class A	178,812	1,118
*	Zedge Inc. Class B	160,734	979
*	Gaia Inc. Class A	194,110	955
*	Marchex Inc. Class B	400,100	916
*	Reading International Inc. Class A	211,846	907
*,1	Chicken Soup For The Soul Entertainment Inc.	102,374	818
*	Super League Gaming Inc.	414,943	780
*	Ballantyne Strong Inc.	249,405	768
*	Travelzoo	102,326	671
*	LiveOne Inc.	762,327	622
*	Salem Media Group Inc. Class A	133,017	451
*	Dolphin Entertainment Inc.	86,444	450
	DallasNews Corp.	52,044	362
*,1,2	NII Holdings Inc.	1,297,367	337
*	AutoWeb Inc.	128,788	298
*	IHS Holding Ltd.	26,803	297
*	NextPlay Technologies Inc.	510,817	281
*	Kubient Inc.	128,879	219
*,1	Insignia Systems Inc.	17,904	203
*	Beasley Broadcast Group Inc. Class A	109,596	193
*,1	Stran & Co. Inc.	103,686	181
*,1	Creatd Inc.	149,216	172
*,1	Paltalk Inc.	62,318	161
*,1	Society Pass Inc.	51,469	153
*	Cuentas Inc.	114,035	147
*	SPAR Group Inc.	108,259	141
*	Mediaco Holding Inc. Class A	32,748	137
*,1	Creative Realities Inc.	103,597	85
*	Motorsport Games Inc. Class A	62,787	83
*,1	Professional Diversity Network Inc.	73,847	75
*,1	Troika Media Group Inc.	69,905	73
*	Grom Social Enterprises Inc.	47,977	51
*,2	Media General Inc. CVR	1,202,098	47
*	Direct Digital Holdings Inc. Class A	9,100	40
*	Redbox Entertainment Inc.	15,512	37
*	NextPlat Corp.	300	1
			4,179,556

		Shares	Market Value ($000)
Consumer Discretionary (11.0%)
*	Airbnb Inc. Class A	4,608,103	791,488
*	Lululemon Athletica Inc.	1,557,528	568,856
*	DoorDash Inc. Class A	2,148,662	251,802
*	Burlington Stores Inc.	884,529	161,135
	Service Corp. International	2,183,241	143,701
*,1	Lucid Group Inc.	5,587,702	141,928
	Williams-Sonoma Inc.	966,051	140,077
*	Vail Resorts Inc.	535,975	139,498
*,1	GameStop Corp. Class A	821,254	136,804
*	Carvana Co.	1,135,174	135,415
	Aramark	3,389,058	127,429
	Lithia Motors Inc. Class A	401,080	120,372
*	Five Below Inc.	737,919	116,864
*	Floor & Decor Holdings Inc. Class A	1,392,368	112,782
	Lear Corp.	785,292	111,975
	Kohl's Corp.	1,844,858	111,540
*,1	Rivian Automotive Inc. Class A	2,126,557	106,838
*	Peloton Interactive Inc. Class A	4,029,565	106,461
*	Bright Horizons Family Solutions Inc.	798,907	106,007
	Wyndham Hotels & Resorts Inc.	1,227,070	103,921
*	Mattel Inc.	4,647,138	103,213
	Churchill Downs Inc.	454,825	100,871
*	Capri Holdings Ltd.	1,958,367	100,640
*	Wayfair Inc. Class A	899,300	99,624
*	Deckers Outdoor Corp.	359,624	98,454
*	Macy's Inc.	3,966,113	96,615
*	Planet Fitness Inc. Class A	1,101,077	93,019
	Gentex Corp.	3,114,782	90,858
*	Marriott Vacations Worldwide Corp.	562,740	88,744
*,1	DraftKings Inc. Class A	4,431,123	86,274
	Dick's Sporting Goods Inc.	833,159	83,333
	Brunswick Corp.	1,018,576	82,393
	Harley-Davidson Inc.	2,028,689	79,930
	Autoliv Inc.	1,038,557	79,387
	Polaris Inc.	753,343	79,342
*	TopBuild Corp.	430,509	78,090
	Texas Roadhouse Inc. Class A	921,017	77,117
*	Scientific Games Corp.	1,282,087	75,323
*	RH	229,767	74,925
*	Terminix Global Holdings Inc.	1,603,943	73,188
*	Skechers USA Inc. Class A	1,778,430	72,489
*	Boyd Gaming Corp.	1,079,718	71,024
	Tempur Sealy International Inc.	2,526,244	70,533
	Toll Brothers Inc.	1,494,107	70,253
*	YETI Holdings Inc.	1,155,904	69,331
	Hanesbrands Inc.	4,616,018	68,733
*,1	QuantumScape Corp. Class A	3,387,960	67,725
*	Chegg Inc.	1,810,205	65,674
	Travel + Leisure Co.	1,121,676	64,990
*	Hyatt Hotels Corp. Class A	670,086	63,960
*	Helen of Troy Ltd.	319,972	62,663
	Choice Hotels International Inc.	437,919	62,079
*	Hilton Grand Vacations Inc.	1,180,915	61,419
	Leggett & Platt Inc.	1,735,290	60,388
	Murphy USA Inc.	301,557	60,299
*	Crocs Inc.	781,122	59,678
	Thor Industries Inc.	743,091	58,481

		Shares	Market Value ($000)
	H&R Block Inc.	2,163,781	56,345
*	Fox Factory Holding Corp.	560,037	54,856
*	Goodyear Tire & Rubber Co.	3,729,014	53,288
*	AutoNation Inc.	523,160	52,096
	Carter's Inc.	563,615	51,847
	Wendy's Co.	2,356,206	51,766
	Signet Jewelers Ltd.	701,576	51,005
*	Adient plc	1,246,355	50,814
*	Grand Canyon Education Inc.	519,262	50,426
*	Victoria's Secret & Co.	972,360	49,940
*	Veoneer Inc.	1,346,209	49,742
*	Asbury Automotive Group Inc.	306,178	49,050
*	SeaWorld Entertainment Inc.	657,601	48,952
*	National Vision Holdings Inc.	1,093,150	47,629
*,1	Luminar Technologies Inc. Class A	3,029,592	47,353
*,1	Sonos Inc.	1,664,798	46,981
	Wingstop Inc.	394,234	46,263
*	Academy Sports & Outdoors Inc.	1,168,065	46,022
*	Six Flags Entertainment Corp.	1,036,394	45,083
	Papa John's International Inc.	425,075	44,752
*	Taylor Morrison Home Corp. Class A	1,619,746	44,089
	Columbia Sportswear Co.	463,755	41,984
*	Visteon Corp.	370,432	40,425
*	Nordstrom Inc.	1,487,067	40,314
	Gap Inc.	2,787,776	39,252
*	Meritage Homes Corp.	492,390	39,012
	Steven Madden Ltd.	1,005,531	38,854
*	Skyline Champion Corp.	699,707	38,400
	Penske Automotive Group Inc.	409,615	38,389
	Group 1 Automotive Inc.	226,135	37,952
*	Boot Barn Holdings Inc.	391,571	37,117
	Cracker Barrel Old Country Store Inc.	309,245	36,717
	KB Home	1,128,958	36,556
*	Callaway Golf Co.	1,550,110	36,304
*	Dorman Products Inc.	376,984	35,825
*	Houghton Mifflin Harcourt Co.	1,695,881	35,630
*,1	Chewy Inc. Class A	872,380	35,576
*	Leslie's Inc.	1,835,036	35,526
*	Shake Shack Inc. Class A	518,689	35,219
	LCI Industries	333,301	34,600
*	Red Rock Resorts Inc. Class A	705,484	34,258
[1]	American Eagle Outfitters Inc.	2,019,822	33,933
*	Frontdoor Inc.	1,133,701	33,841
	Dana Inc.	1,903,525	33,445
	Foot Locker Inc.	1,123,900	33,335
*	Ollie's Bargain Outlet Holdings Inc.	758,313	32,577
	Graham Holdings Co. Class B	52,510	32,108
*	Gentherm Inc.	439,501	32,101
*	Tri Pointe Homes Inc.	1,460,169	29,320
	Shutterstock Inc.	305,343	28,421
*,1	Bed Bath & Beyond Inc.	1,258,712	28,359
	MDC Holdings Inc.	742,733	28,105
*	Revolve Group Inc. Class A	522,320	28,043
*	ODP Corp.	605,908	27,769
*	LGI Homes Inc.	281,924	27,538
*	Cavco Industries Inc.	112,736	27,152
*	Vista Outdoor Inc.	757,703	27,042
	Jack in the Box Inc.	285,301	26,650

		Shares	Market Value ($000)
	Installed Building Products Inc.	309,097	26,116
	Kontoor Brands Inc.	626,844	25,920
	Levi Strauss & Co. Class A	1,301,173	25,711
*	Cheesecake Factory Inc.	642,257	25,555
*	Coursera Inc.	1,104,192	25,441
*	Everi Holdings Inc.	1,209,211	25,393
*	Dave & Buster's Entertainment Inc.	511,509	25,115
*	Overstock.com Inc.	569,170	25,046
	Wolverine World Wide Inc.	1,091,350	24,621
*,1	Fisker Inc.	1,851,111	23,879
	Winnebago Industries Inc.	439,733	23,759
*	Bloomin' Brands Inc.	1,072,466	23,530
*	Abercrombie & Fitch Co. Class A	726,797	23,250
*	Brinker International Inc.	603,398	23,026
*	iRobot Corp.	357,501	22,666
	Qurate Retail Inc. Class A	4,752,307	22,621
*	Laureate Education Inc. Class A	1,896,073	22,468
*	Sally Beauty Holdings Inc.	1,404,441	21,951
*	Urban Outfitters Inc.	863,378	21,679
*	Petco Health & Wellness Co. Inc. Class A	1,091,163	21,354
	Century Communities Inc.	394,263	21,121
*	Stride Inc.	568,389	20,650
	Strategic Education Inc.	303,621	20,154
	Rent-A-Center Inc.	798,856	20,123
*	Adtalem Global Education Inc.	662,983	19,697
	Monro Inc.	441,405	19,572
	Oxford Industries Inc.	211,808	19,169
*	Tenneco Inc. Class A	1,014,082	18,578
	Acushnet Holdings Corp.	449,373	18,092
	Patrick Industries Inc.	297,112	17,916
*	Dine Brands Global Inc.	229,507	17,890
*	M/I Homes Inc.	388,241	17,218
*,1	Dutch Bros Inc. Class A	308,231	17,036
	Sturm Ruger & Co. Inc.	233,471	16,254
*	Malibu Boats Inc. Class A	275,990	16,010
*	Golden Entertainment Inc.	272,209	15,807
*	G-III Apparel Group Ltd.	581,995	15,743
*	Playa Hotels & Resorts NV	1,788,877	15,474
	La-Z-Boy Inc.	586,439	15,464
*	Monarch Casino & Resort Inc.	175,384	15,299
*	Sleep Number Corp.	300,331	15,230
[1]	Camping World Holdings Inc. Class A	544,383	15,216
	ADT Inc.	1,976,896	15,005
	Franchise Group Inc.	359,185	14,881
*	GoPro Inc. Class A	1,712,468	14,607
	Dillard's Inc. Class A	51,183	13,737
*	2U Inc.	1,009,638	13,408
[1]	Big Lots Inc.	380,282	13,158
*	Green Brick Partners Inc.	652,059	12,885
	Buckle Inc.	386,769	12,779
*	Tupperware Brands Corp.	655,627	12,752
*,1	Solid Power Inc.	1,425,908	12,363
*	Denny's Corp.	849,914	12,162
*	Genesco Inc.	189,550	12,057
*	Bally's Corp.	387,937	11,925
*,1	EVgo Inc.	926,741	11,918
*	American Axle & Manufacturing Holdings Inc.	1,530,063	11,873
	Sonic Automotive Inc. Class A	273,773	11,638

		Shares	Market Value ($000)
*	MarineMax Inc.	288,024	11,596
*	XPEL Inc.	220,312	11,591
*,1	Faraday Future Intelligent Electric Inc.	2,313,125	11,543
	Guess? Inc.	519,295	11,347
*	Designer Brands Inc. Class A	822,760	11,115
*	Stitch Fix Inc. Class A	1,092,421	11,001
*	Perdoceo Education Corp.	954,052	10,953
	Carriage Services Inc. Class A	205,031	10,934
	Standard Motor Products Inc.	251,729	10,860
*,1	Duolingo Inc. Class A	111,213	10,577
*,1	Canoo Inc.	1,900,648	10,492
*,1	ContextLogic Inc. Class A	4,460,059	10,035
	Caleres Inc.	513,668	9,929
*,1	Vacasa Inc. Class A	1,186,860	9,815
*	Ruth's Hospitality Group Inc.	426,493	9,758
*	Lovesac Co.	180,440	9,755
	Smith & Wesson Brands Inc.	635,273	9,612
*	Zumiez Inc.	247,880	9,472
*	Accel Entertainment Inc. Class A	765,566	9,325
*	Children's Place Inc.	185,785	9,159
*	PowerSchool Holdings Inc. Class A	547,496	9,039
*	BJ's Restaurants Inc.	315,208	8,920
	Winmark Corp.	40,534	8,917
*,1	Workhorse Group Inc.	1,778,893	8,894
	Movado Group Inc.	224,350	8,761
	Aaron's Co. Inc.	420,778	8,449
*	OneSpaWorld Holdings Ltd.	799,173	8,152
*	Arko Corp.	891,045	8,109
	Clarus Corp.	354,085	8,066
	Ethan Allen Interiors Inc.	305,258	7,958
*	Stoneridge Inc.	380,878	7,907
*	Chico's FAS Inc.	1,643,503	7,889
*	Mister Car Wash Inc.	530,781	7,850
*	RealReal Inc.	1,078,616	7,831
*	Quotient Technology Inc.	1,181,979	7,541
*	Chuy's Holdings Inc.	274,450	7,410
*	WW International Inc.	721,605	7,382
	Johnson Outdoors Inc. Class A	94,605	7,354
[1]	PetMed Express Inc.	282,994	7,301
*	Life Time Group Holdings Inc.	501,597	7,293
	Hibbett Inc.	162,947	7,225
*	TravelCenters of America Inc.	163,606	7,029
*	Porch Group Inc.	996,221	6,919
*,1	Holley Inc.	495,145	6,887
	Shoe Carnival Inc.	236,087	6,884
*,1	GrowGeneration Corp.	745,347	6,865
*	Modine Manufacturing Co.	744,700	6,710
	RCI Hospitality Holdings Inc.	108,935	6,695
*,1	Portillo's Inc. Class A	270,970	6,655
*	America's Car-Mart Inc.	82,405	6,639
*,1	Boxed Inc.	635,300	6,448
*,1	Cricut Inc. Class A	491,163	6,429
*	Poshmark Inc. Class A	499,159	6,319
*	MasterCraft Boat Holdings Inc.	255,649	6,292
*	Lindblad Expeditions Holdings Inc.	412,290	6,217
*	Fossil Group Inc.	640,922	6,178
*	Sportsman's Warehouse Holdings Inc.	575,524	6,152
*	Beazer Homes USA Inc.	403,116	6,135

		Shares	Market Value ($000)
*	Liquidity Services Inc.	352,927	6,042
*,1	Rover Group Inc. Class A	1,027,988	5,931
*,1	Krispy Kreme Inc.	396,897	5,894
*	Funko Inc. Class A	340,076	5,866
*,1	Garrett Motion Inc.	811,417	5,834
*	Universal Electronics Inc.	184,523	5,765
*	Latham Group Inc.	431,648	5,715
	OneWater Marine Inc. Class A	164,715	5,674
	Haverty Furniture Cos. Inc.	206,645	5,666
*	LL Flooring Holdings Inc.	397,356	5,571
*,1	AMMO Inc.	1,154,214	5,540
*	American Public Education Inc.	258,110	5,482
*	European Wax Center Inc. Class A	184,941	5,467
*	ThredUp Inc. Class A	708,164	5,453
*	Party City Holdco Inc.	1,521,115	5,446
*,1	Lordstown Motors Corp.	1,591,583	5,427
*,1	Vuzix Corp.	819,270	5,407
*,1	Sweetgreen Inc. Class A	168,357	5,386
*	Bluegreen Vacations Holding Corp. Class A	179,430	5,306
*,1	Bowlero Corp.	493,300	5,254
*,1	Groupon Inc.	272,343	5,237
*	Sonder Holdings Inc.	1,092,300	5,188
*	Rush Street Interactive Inc.	704,933	5,125
*	Volta Inc.	1,653,476	5,043
*,1	Vinco Ventures Inc.	1,541,930	4,934
*	Motorcar Parts of America Inc.	274,315	4,891
[1]	Big 5 Sporting Goods Corp.	282,616	4,847
*,1	Warby Parker Inc. Class A	141,172	4,773
*,1	Vroom Inc.	1,721,174	4,578
*	Century Casinos Inc.	382,084	4,566
*	Nerdy Inc.	893,801	4,549
*	Purple Innovation Inc. Class A	775,924	4,539
*	1-800-Flowers.com Inc. Class A	350,145	4,468
*	Full House Resorts Inc.	462,908	4,449
*,1	Vizio Holding Corp. Class A	493,729	4,389
*,1	Dream Finders Homes Inc. Class A	245,412	4,192
*	Universal Technical Institute Inc.	471,125	4,169
*	CarParts.com Inc.	618,850	4,146
*	Golden Nugget Online Gaming Inc.	582,453	4,141
*,1	Genius Brands International Inc.	3,944,268	4,023
	Cato Corp. Class A	273,151	4,004
*,1	BARK Inc.	1,077,810	3,988
*	Conn's Inc.	256,992	3,960
*,1	PLBY Group Inc.	298,838	3,912
*	RumbleON Inc. Class B	113,553	3,885
*	Inspired Entertainment Inc.	313,850	3,860
*	Hovnanian Enterprises Inc. Class A	64,836	3,832
	Rocky Brands Inc.	91,776	3,817
*	Red Robin Gourmet Burgers Inc.	223,678	3,771
*	Citi Trends Inc.	123,024	3,768
*	Build-A-Bear Workshop Inc.	205,300	3,753
*	Vivint Smart Home Inc.	546,686	3,696
*	Container Store Group Inc.	450,433	3,680
*	Unifi Inc.	199,146	3,605
*,1	Xometry Inc. Class A	92,972	3,417
*	ONE Group Hospitality Inc.	322,661	3,391
*	Membership Collective Group Inc. Class A	422,619	3,280
*	Express Inc.	918,336	3,269

		Shares	Market Value ($000)
*,1	Vivid Seats Inc. Class A	294,894	3,262
*	Xponential Fitness Inc. Class A	138,310	3,242
*	El Pollo Loco Holdings Inc.	277,213	3,221
*	Kura Sushi USA Inc. Class A	57,384	3,165
*	Legacy Housing Corp.	144,516	3,101
	Tilly's Inc. Class A	329,794	3,087
*	Noodles & Co. Class A	507,164	3,028
*	F45 Training Holdings Inc.	281,788	3,015
*,1	Beachbody Co. Inc.	1,290,565	2,930
	Hooker Furnishings Corp.	153,750	2,912
*	Vera Bradley Inc.	367,525	2,819
*	Lands' End Inc.	163,048	2,759
*	Snap One Holdings Corp.	183,026	2,700
*	PlayAGS Inc.	404,403	2,697
*,1	XL Fleet Corp.	1,345,824	2,678
*,1	1847 Goedeker Inc.	1,394,059	2,677
*	GAN Ltd.	547,456	2,639
*	American Outdoor Brands Inc.	199,836	2,624
*,1	Arcimoto Inc.	391,016	2,585
*	Udemy Inc.	207,087	2,580
*	Delta Apparel Inc.	85,481	2,546
*	Tile Shop Holdings Inc.	386,664	2,533
*	Lincoln Educational Services Corp.	346,233	2,476
*	Destination XL Group Inc.	499,772	2,439
*	Lazydays Holdings Inc.	120,006	2,422
	Superior Group of Cos. Inc.	133,063	2,375
*,1	Weber Inc. Class A	239,722	2,356
*	Target Hospitality Corp.	390,065	2,340
*,1	Traeger Inc.	312,006	2,321
*	Lakeland Industries Inc.	118,707	2,278
	Bassett Furniture Industries Inc.	135,907	2,251
	Nathan's Famous Inc.	40,632	2,201
*	VOXX International Corp. Class A	220,373	2,197
*	Duluth Holdings Inc. Class B	177,733	2,174
*	Potbelly Corp.	316,599	2,121
*,1	Shift Technologies Inc.	963,316	2,119
*	Strattec Security Corp.	55,213	2,058
	Lifetime Brands Inc.	159,603	2,049
*	Cooper-Standard Holdings Inc.	229,018	2,008
*	BBQ Holdings Inc.	129,641	1,963
*	Fiesta Restaurant Group Inc.	255,912	1,913
	Weyco Group Inc.	77,297	1,911
	Flexsteel Industries Inc.	96,772	1,868
*,1	Enjoy Technology Inc.	483,593	1,838
*,1	Drive Shack Inc.	1,191,290	1,835
[1]	JOANN Inc.	158,866	1,813
*	Nautilus Inc.	434,117	1,789
*	Superior Industries International Inc.	376,611	1,755
	Escalade Inc.	128,370	1,694
*	Landsea Homes Corp.	198,157	1,694
*	Horizon Global Corp.	296,562	1,693
*,1	XpresSpa Group Inc.	1,491,550	1,685
*	Barnes & Noble Education Inc.	469,981	1,683
*	Allbirds Inc. Class A	279,729	1,681
*,1	Kirkland's Inc.	179,720	1,670
*,1	First Watch Restaurant Group Inc.	126,490	1,651
	Marine Products Corp.	138,653	1,601
*	Brilliant Earth Group Inc. Class A	153,257	1,577

		Shares	Market Value ($000)
*,1	Rent the Runway Inc. Class A	225,526	1,554
*	Arhaus Inc. Class A	179,801	1,530
*	JAKKS Pacific Inc.	108,436	1,521
*,1	Solo Brands Inc. Class A	174,043	1,485
*,1	Lottery.com Inc.	457,623	1,437
*,1	Aterian Inc.	548,108	1,332
*,1	CarLotz Inc.	906,418	1,242
	Carrols Restaurant Group Inc.	519,956	1,175
	Culp Inc.	147,635	1,172
*	iMedia Brands Inc.	185,283	1,117
	Hamilton Beach Brands Holding Co. Class A	91,773	1,067
*,1	Remark Holdings Inc.	1,193,540	977
*	StoneMor Inc.	373,699	975
*,1	Regis Corp.	455,543	966
*	Biglari Holdings Inc. Class A	1,330	956
*,1	Electric Last Mile Solutions Inc.	666,785	954
*	Biglari Holdings Inc. Class B	6,433	930
*,1	Torrid Holdings Inc.	149,855	908
*,1	Hall of Fame Resort & Entertainment Co.	817,409	907
*	Koss Corp.	94,122	862
*	Live Ventures Inc.	19,993	850
*	J. Jill Inc.	54,078	820
*	Ark Restaurants Corp.	38,415	710
*	BurgerFi International Inc.	167,609	699
*	Charles & Colvard Ltd.	443,539	696
*	Tuesday Morning Corp.	585,590	644
*	1stdibs.com Inc.	79,197	633
*	Dixie Group Inc.	188,449	584
*	Aspen Group Inc.	331,830	538
	Crown Crafts Inc.	81,882	533
*,1	Waitr Holdings Inc.	1,410,517	522
*	Sypris Solutions Inc.	190,093	511
	Educational Development Corp.	64,641	501
*,1	Harbor Custom Development Inc.	201,700	460
*	AYRO Inc.	351,561	450
*,1	LMP Automotive Holdings Inc.	85,415	427
*	Luby's Inc.	167,887	383
*,1	Mullen Automotive Inc.	122,021	364
*	Zovio Inc. Class A	419,786	344
	AMCON Distributing Co.	2,113	328
*	Vince Holding Corp.	40,117	326
*	Lulu's Fashion Lounge Holdings Inc.	45,699	310
*	Flanigan's Enterprises Inc.	8,326	289
*	Rave Restaurant Group Inc.	246,099	263
*	Forward Industries Inc.	139,573	240
*	Kaival Brands Innovations Group Inc.	154,970	220
*	Toughbuilt Industries Inc.	1,235,523	216
*	Esports Entertainment Group Inc.	298,412	216
*	Nephros Inc.	44,580	196
*,1	Greenlane Holdings Inc. Class A	337,162	189
*,1	Esports Technologies Inc.	27,374	185
*	Xcel Brands Inc.	113,019	168
*	Allied Esports Entertainment Inc.	77,728	134
*	Good Times Restaurants Inc.	33,267	116
*,1	Digital Brands Group Inc.	59,422	113
*	TRxADE HEALTH Inc.	39,629	110
*	Yunhong CTI Ltd.	80,660	98
*,1	Kidpik Corp.	19,500	94

		Shares	Market Value ($000)
*	Volcon Inc.	47,761	91
*,1	Nova Lifestyle Inc.	60,182	90
*	aka Brands Holding Corp.	20,153	89
*	Amesite Inc.	145,556	83
*	Envela Corp.	17,179	80
*	iPower Inc.	42,702	72
*	Canterbury Park Holding Corp.	2,678	59
*	Emerson Radio Corp.	68,379	52
*	FAT Brands Inc. Class B	4,374	42
*,2	Zagg Inc. CVR	448,712	40
*	Unique Fabricating Inc.	17,733	34
	Jerash Holdings US Inc.	2,870	18
*	Amergent Hospitality Group Inc.	19,975	7
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*	Worksport Ltd.	700	2
			10,888,300
Consumer Staples (2.9%)
	Keurig Dr Pepper Inc.	9,760,668	369,929
	Bunge Ltd.	1,854,959	205,548
*	Darling Ingredients Inc.	2,146,284	172,518
*	BJ's Wholesale Club Holdings Inc.	1,806,534	122,140
*	US Foods Holding Corp.	2,939,204	110,602
*	Performance Food Group Co.	2,044,260	104,073
	Casey's General Stores Inc.	484,599	96,033
	Ingredion Inc.	885,876	77,204
	Flowers Foods Inc.	2,645,644	68,020
*	Freshpet Inc.	565,185	58,011
	Sanderson Farms Inc.	280,801	52,647
*	Post Holdings Inc.	760,098	52,644
	Spectrum Brands Holdings Inc.	541,221	48,017
*	Boston Beer Co. Inc. Class A	123,205	47,861
*	Sprouts Farmers Market Inc.	1,484,225	47,466
	Albertsons Cos. Inc. Class A	1,357,762	45,146
*	Simply Good Foods Co.	1,112,924	42,235
*	Hain Celestial Group Inc.	1,190,114	40,940
*	Coty Inc. Class A	4,500,724	40,462
*	Herbalife Nutrition Ltd.	1,319,933	40,073
*	Hostess Brands Inc. Class A	1,820,554	39,943
	Lancaster Colony Corp.	265,827	39,648
*,1	Beyond Meat Inc.	806,325	38,954
*	Grocery Outlet Holding Corp.	1,167,261	38,263
*	BellRing Brands Inc.	1,493,423	34,468
	WD-40 Co.	181,945	33,338
*	United Natural Foods Inc.	785,769	32,492
	Nu Skin Enterprises Inc. Class A	652,560	31,245
	Coca-Cola Consolidated Inc.	61,758	30,684
	J & J Snack Foods Corp.	195,832	30,374
*	Celsius Holdings Inc.	506,373	27,942
*	Cal-Maine Foods Inc.	499,928	27,606
	Energizer Holdings Inc.	872,767	26,846
	Edgewell Personal Care Co.	714,705	26,208
	Medifast Inc.	153,246	26,171
	PriceSmart Inc.	320,921	25,311
*	TreeHouse Foods Inc.	733,023	23,647
[1]	B&G Foods Inc.	842,004	22,717
	Reynolds Consumer Products Inc.	749,926	22,003
*	Beauty Health Co.	1,275,240	21,526
	Vector Group Ltd.	1,729,639	20,825

		Shares	Market Value ($000)
	Inter Parfums Inc.	234,748	20,670
	Andersons Inc.	405,263	20,369
*	Central Garden & Pet Co. Class A	476,542	19,433
	Universal Corp.	315,724	18,334
	Ingles Markets Inc. Class A	194,345	17,306
*	elf Beauty Inc.	627,550	16,210
*	Pilgrim's Pride Corp.	642,534	16,128
	SpartanNash Co.	467,654	15,428
	Weis Markets Inc.	213,224	15,228
*	Olaplex Holdings Inc.	954,019	14,911
	MGP Ingredients Inc.	166,695	14,267
	Seaboard Corp.	3,382	14,223
*	Chefs' Warehouse Inc.	432,763	14,108
	National Beverage Corp.	310,373	13,501
	Utz Brands Inc.	827,418	12,229
*	USANA Health Sciences Inc.	153,617	12,205
	Fresh Del Monte Produce Inc.	466,586	12,089
	John B Sanfilippo & Son Inc.	112,707	9,404
	Calavo Growers Inc.	240,744	8,775
*	Central Garden & Pet Co.	181,147	7,963
	Tootsie Roll Industries Inc.	225,889	7,897
*	Duckhorn Portfolio Inc.	423,146	7,697
*,1	Tattooed Chef Inc.	601,494	7,567
	Turning Point Brands Inc.	199,637	6,790
*,1	Rite Aid Corp.	752,565	6,585
*	BRC Inc. Class A	301,300	6,288
*	Mission Produce Inc.	480,095	6,073
*,1	Benson Hill Inc.	1,832,192	5,918
*,1	22nd Century Group Inc.	2,224,381	5,161
*	Sovos Brands Inc.	324,477	4,601
*	Landec Corp.	375,920	4,353
*,1	AppHarvest Inc.	807,244	4,339
*	Seneca Foods Corp. Class A	80,964	4,173
*	Vital Farms Inc.	316,473	3,912
*	Veru Inc.	805,895	3,892
*	Vintage Wine Estates Inc.	380,558	3,756
*	HF Foods Group Inc.	531,573	3,540
*	Whole Earth Brands Inc.	493,176	3,531
	Natural Grocers by Vitamin Cottage Inc.	154,121	3,021
*,1	Local Bounti Corp.	350,500	2,976
	Nature's Sunshine Products Inc.	175,817	2,957
	Village Super Market Inc. Class A	118,861	2,912
	Limoneira Co.	187,472	2,752
	Alico Inc.	61,634	2,315
*	Honest Co. Inc.	355,606	1,853
	Oil-Dri Corp. of America	62,635	1,795
*	Farmer Bros Co.	228,266	1,625
*,1	Vita Coco Co. Inc.	155,319	1,392
*,1	Blue Apron Holdings Inc. Class A	308,310	1,249
	United-Guardian Inc.	52,153	1,176
*,1	Alkaline Water Co. Inc.	1,233,065	1,134
*,1	NewAge Inc.	1,874,944	1,089
*	LifeMD Inc.	269,119	950
*	Lifevantage Corp.	195,139	929
*	Natural Alternatives International Inc.	74,963	864
*,1	Revlon Inc. Class A	99,565	804
*,1	Splash Beverage Group Inc.	275,454	782
	Natural Health Trends Corp.	109,142	773

		Shares	Market Value ($000)
*	Rocky Mountain Chocolate Factory Inc.	95,693	712
*,1	Zevia PBC Class A	148,393	678
*	Better Choice Co. Inc.	261,363	667
*	Willamette Valley Vineyards Inc.	72,806	657
*	Lifeway Foods Inc.	87,562	632
*,1	Arcadia Biosciences Inc.	300,033	420
*	Reed's Inc.	1,113,652	335
*	RiceBran Technologies	697,387	314
	Mannatech Inc.	7,348	269
*	S&W Seed Co.	124,628	265
	Ocean Bio-Chem Inc.	31,040	251
*	Summer Infant Inc.	18,966	221
*	Seneca Foods Corp. Class B	4,095	209
*	Real Good Food Co. Inc. Class A	25,029	198
*	Coffee Holding Co. Inc.	55,673	190
*	Cyanotech Corp.	51,994	174
*,1	Laird Superfood Inc.	46,278	167
*	Eastside Distilling Inc.	132,920	127
*	Blue Star Foods Corp.	60,570	118
*	Nuzee Inc.	49,869	109
*	Stryve Foods Inc. Class A	58,772	73
*,1	Jupiter Wellness Inc.	59,271	65
*	Guardion Health Sciences Inc.	278,115	64
*	Zivo Bioscience Inc.	9,996	39
			2,890,936
Energy (4.0%)
*	Cheniere Energy Inc.	3,108,433	430,984
	Targa Resources Corp.	3,036,183	229,141
	Ovintiv Inc.	3,451,583	186,627
*	EQT Corp.	3,993,598	137,420
	Chesapeake Energy Corp.	1,383,323	120,349
*	Antero Resources Corp.	3,781,555	115,451
	Texas Pacific Land Corp.	81,297	109,922
*	Southwestern Energy Co.	14,585,434	104,578
*	NOV Inc.	5,178,518	101,551
*	Range Resources Corp.	3,307,576	100,484
	PDC Energy Inc.	1,286,948	93,535
	HF Sinclair Corp.	1,994,318	79,474
	Murphy Oil Corp.	1,912,710	77,254
	Matador Resources Co.	1,457,992	77,244
*	DT Midstream Inc.	1,290,497	70,022
*	ChampionX Corp.	2,654,037	64,971
	SM Energy Co.	1,605,135	62,520
	Helmerich & Payne Inc.	1,363,624	58,336
	Civitas Resources Inc.	956,525	57,114
*	CNX Resources Corp.	2,695,868	55,858
*	Denbury Inc.	660,297	51,880
	Continental Resources Inc.	775,106	47,537
*	California Resources Corp.	1,050,240	46,977
	Antero Midstream Corp.	4,307,562	46,823
	Magnolia Oil & Gas Corp. Class A	1,932,396	45,701
*	Valaris Ltd.	876,159	45,534
	Equitrans Midstream Corp.	5,332,517	45,006
	Patterson-UTI Energy Inc.	2,858,266	44,246
	Cactus Inc. Class A	777,461	44,113
*	TechnipFMC plc	5,561,118	43,099
*	Kosmos Energy Ltd.	5,987,673	43,051
*	Whiting Petroleum Corp.	514,733	41,956

		Shares	Market Value ($000)
*	Renewable Energy Group Inc.	665,248	40,347
*	Callon Petroleum Co.	628,293	37,120
*	Transocean Ltd.	7,930,560	36,243
	Oasis Petroleum Inc.	247,696	36,238
*	PBF Energy Inc. Class A	1,255,042	30,585
*	Peabody Energy Corp.	1,240,621	30,432
*	Weatherford International plc	873,604	29,091
	Enviva Inc.	363,368	28,761
*,1	Noble Corp.	794,819	27,858
*	Arch Resources Inc.	202,175	27,775
*	Tellurian Inc.	5,208,121	27,603
	Northern Oil & Gas Inc.	856,406	24,142
	New Fortress Energy Inc. Class A	555,710	23,679
	World Fuel Services Corp.	854,621	23,109
*	Green Plains Inc.	707,540	21,941
*	Delek US Holdings Inc.	972,082	20,628
*	Liberty Oilfield Services Inc. Class A	1,366,340	20,249
	Core Laboratories NV	622,969	19,705
*	Centennial Resource Development Inc. Class A	2,435,344	19,653
*	NexTier Oilfield Solutions Inc.	2,121,656	19,604
*	Oceaneering International Inc.	1,290,930	19,571
*	US Silica Holdings Inc.	999,209	18,645
*	Clean Energy Fuels Corp.	2,236,247	17,756
	Brigham Minerals Inc. Class A	650,034	16,608
*	Dril-Quip Inc.	441,218	16,480
*	CONSOL Energy Inc.	420,974	15,841
*,1	Uranium Energy Corp.	3,432,244	15,754
*	Nabors Industries Ltd.	103,149	15,753
*	Comstock Resources Inc.	1,194,114	15,583
	Archrock Inc.	1,646,153	15,194
*	Laredo Petroleum Inc.	189,623	15,007
*	ProPetro Holding Corp.	1,028,199	14,323
*	Gulfport Energy Corp.	152,159	13,667
*,1	Gevo Inc.	2,665,589	12,475
*	Tidewater Inc.	569,120	12,373
*	Archaea Energy Inc. Class A	536,855	11,773
*	Bristow Group Inc. Class A	294,955	10,937
*	RPC Inc.	984,273	10,502
	International Seaways Inc.	570,038	10,283
	CVR Energy Inc.	383,905	9,805
*	Ranger Oil Corp.	283,061	9,774
*	Helix Energy Solutions Group Inc.	2,005,002	9,584
	Berry Corp.	904,109	9,330
*	Talos Energy Inc.	532,576	8,409
*	Par Pacific Holdings Inc.	619,268	8,063
*	DMC Global Inc.	252,489	7,701
*	Select Energy Services Inc. Class A	890,692	7,633
*	TETRA Technologies Inc.	1,712,197	7,037
*	REX American Resources Corp.	69,486	6,921
*	SandRidge Energy Inc.	417,182	6,683
*	Expro Group Holdings NV	370,869	6,594
*	Alto Ingredients Inc.	954,480	6,510
*,1	Vertex Energy Inc.	621,037	6,173
*	Oil States International Inc.	877,335	6,097
*,1	Crescent Energy Inc. Class A	347,597	6,027
[1]	Kinetik Holdings Inc. Class A	88,614	5,761
*,1	Aemetis Inc.	397,090	5,031
*	Newpark Resources Inc.	1,357,390	4,968

		Shares	Market Value ($000)
	Solaris Oilfield Infrastructure Inc. Class A	438,597	4,952
*	VAALCO Energy Inc.	754,862	4,929
*	Centrus Energy Corp. Class A	141,582	4,771
*	Earthstone Energy Inc. Class A	376,498	4,755
	Dorian LPG Ltd.	327,693	4,748
*	W&T Offshore Inc.	1,234,218	4,715
*,1	Ring Energy Inc.	1,102,202	4,210
	Falcon Minerals Corp.	585,976	3,949
*	SilverBow Resources Inc.	119,883	3,836
	Evolution Petroleum Corp.	456,330	3,098
*	Amplify Energy Corp.	542,072	2,981
*,1	Camber Energy Inc.	3,332,183	2,821
*	NextDecade Corp.	373,848	2,475
	NACCO Industries Inc. Class A	59,884	2,349
*	SEACOR Marine Holdings Inc.	288,980	2,332
*	Exterran Corp.	352,303	2,188
*	Overseas Shipholding Group Inc. Class A	1,043,297	2,181
*	Natural Gas Services Group Inc.	178,408	2,125
*,1	American Resources Corp.	678,650	1,744
*	Epsilon Energy Ltd.	268,837	1,734
*	Forum Energy Technologies Inc.	59,624	1,365
[1]	Riley Exploration Permian Inc.	52,515	1,317
	PHX Minerals Inc.	391,669	1,199
*	Smart Sand Inc.	335,545	1,158
*	Hallador Energy Co.	326,167	1,142
*	Geospace Technologies Corp.	178,733	1,028
	Adams Resources & Energy Inc.	26,384	1,016
*	Battalion Oil Corp.	53,350	991
*	Lightbridge Corp.	106,984	893
*	Gulf Island Fabrication Inc.	227,018	890
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	37,085	853
*,1	Nine Energy Service Inc.	182,633	683
*,1	Houston American Energy Corp.	152,437	677
*	Ranger Energy Services Inc. Class A	65,621	673
*,1	Ecoark Holdings Inc.	286,702	662
*	Profire Energy Inc.	440,514	573
*	NCS Multistage Holdings Inc.	10,147	508
*,1	KLX Energy Services Holdings Inc.	79,207	410
*,1	ENGlobal Corp.	296,135	385
*	Independence Contract Drilling Inc.	86,020	355
*	Mammoth Energy Services Inc.	157,081	335
*,1	Enservco Corp.	120,176	324
*	US Energy Corp. Wyoming	72,244	314
*,1	US Well Services Inc.	281,166	309
*	PrimeEnergy Resources Corp.	4,159	284
*	Mexco Energy Corp.	16,503	267
*,1	ION Geophysical Corp.	281,112	245
*	Superior Drilling Products Inc.	200,379	212
*	MIND Technology Inc.	165,579	209
*	PEDEVCO Corp.	132,348	179
*,1	New Concept Energy Inc.	56,567	161
*	Barnwell Industries Inc.	62,082	160
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,1,2	Harvest Natural Resources Inc.	133,886	—
			3,926,824
Financials (14.8%)
	Blackstone Inc.	9,345,547	1,186,324
	KKR & Co. Inc.	7,732,746	452,134

		Shares	Market Value ($000)
	Apollo Global Management Inc.	4,902,824	303,926
*	Markel Corp.	180,597	266,424
*	Arch Capital Group Ltd.	5,114,593	247,649
	Ally Financial Inc.	4,478,358	194,719
	LPL Financial Holdings Inc.	1,061,382	193,893
	Fidelity National Financial Inc.	3,776,777	184,458
	Ares Management Corp. Class A	2,207,183	179,289
	First Horizon Corp.	7,083,933	166,402
	Equitable Holdings Inc.	4,979,223	153,908
*	Alleghany Corp.	181,632	153,842
	East West Bancorp Inc.	1,876,728	148,299
	Annaly Capital Management Inc.	19,464,339	137,029
	Webster Financial Corp.	2,379,746	133,551
	American Financial Group Inc.	875,398	127,475
	Tradeweb Markets Inc. Class A	1,395,728	122,643
	First Citizens BancShares Inc. Class A	176,804	117,681
	Western Alliance Bancorp	1,419,317	117,548
	Cullen/Frost Bankers Inc.	755,317	104,543
	Commerce Bancshares Inc.	1,455,643	104,209
	Starwood Property Trust Inc.	4,097,441	99,035
	Old Republic International Corp.	3,753,724	97,109
	Reinsurance Group of America Inc.	886,555	97,042
	Voya Financial Inc.	1,432,142	95,023
	First American Financial Corp.	1,450,285	94,007
	Synovus Financial Corp.	1,915,754	93,872
	Stifel Financial Corp.	1,374,586	93,334
	RenaissanceRe Holdings Ltd.	583,770	92,533
	Pinnacle Financial Partners Inc.	1,003,796	92,430
	AGNC Investment Corp.	6,973,873	91,358
	Carlyle Group Inc.	1,824,120	89,218
	Morningstar Inc.	316,452	86,445
	Popular Inc.	1,051,288	85,932
	Prosperity Bancshares Inc.	1,227,399	85,157
	Unum Group	2,683,695	84,563
	Jefferies Financial Group Inc.	2,554,627	83,920
	SEI Investments Co.	1,380,290	83,107
	SouthState Corp.	1,008,829	82,310
*,1	SoFi Technologies Inc.	8,580,054	81,082
	Janus Henderson Group plc	2,227,048	77,991
	Interactive Brokers Group Inc. Class A	1,167,092	76,923
	Affiliated Managers Group Inc.	534,504	75,338
	First Financial Bankshares Inc.	1,692,231	74,661
*	Coinbase Global Inc. Class A	388,679	73,795
	Cadence Bank	2,487,003	72,770
	Valley National Bancorp	5,564,333	72,448
	Glacier Bancorp Inc.	1,434,256	72,114
	Primerica Inc.	522,084	71,432
*,1	Upstart Holdings Inc.	654,442	71,393
	Selective Insurance Group Inc.	792,814	70,846
	Hanover Insurance Group Inc.	472,911	70,710
	Blackstone Mortgage Trust Inc. Class A	2,220,725	70,597
	Wintrust Financial Corp.	747,674	69,481
	Bank OZK	1,610,524	68,769
	OneMain Holdings Inc.	1,443,289	68,426
	SLM Corp.	3,713,471	68,179
	PacWest Bancorp	1,574,937	67,927
	New Residential Investment Corp.	6,174,239	67,793
	New York Community Bancorp Inc.	6,240,174	66,895

		Shares	Market Value ($000)
	Kinsale Capital Group Inc.	284,355	64,839
	Old National Bancorp	3,919,077	64,194
	United Bankshares Inc.	1,787,366	62,343
	Axis Capital Holdings Ltd.	1,028,571	62,198
	ServisFirst Bancshares Inc.	640,474	61,031
	Essent Group Ltd.	1,459,328	60,139
*	Silvergate Capital Corp. Class A	397,781	59,894
	Houlihan Lokey Inc. Class A	674,960	59,261
	Assured Guaranty Ltd.	930,095	59,210
	Hancock Whitney Corp.	1,134,730	59,176
*	Credit Acceptance Corp.	106,866	58,816
	RLI Corp.	529,078	58,532
	Erie Indemnity Co. Class A	327,278	57,643
	MGIC Investment Corp.	4,215,381	57,118
	Evercore Inc. Class A	510,481	56,827
	FNB Corp.	4,443,877	55,326
	Blue Owl Capital Inc. Class A	4,361,845	55,308
	UMB Financial Corp.	566,950	55,085
	Umpqua Holdings Corp.	2,869,692	54,122
*	Jackson Financial Inc. Class A	1,216,419	53,802
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,123,699	53,297
*	Brighthouse Financial Inc.	1,024,105	52,905
	Radian Group Inc.	2,350,199	52,198
	Lazard Ltd. Class A	1,506,623	51,979
	Independent Bank Corp. (Massachusetts)	624,332	51,002
	Walker & Dunlop Inc.	390,506	50,539
	Community Bank System Inc.	706,104	49,533
	BankUnited Inc.	1,111,563	48,864
	Eastern Bankshares Inc.	2,231,047	48,057
	United Community Banks Inc.	1,371,523	47,729
	First Hawaiian Inc.	1,644,377	45,862
*	Mr Cooper Group Inc.	996,585	45,514
	Cathay General Bancorp	1,012,103	45,292
	White Mountains Insurance Group Ltd.	39,664	45,068
	Kemper Corp.	796,972	45,061
	Associated Banc-Corp	1,960,884	44,630
	Bank of Hawaii Corp.	531,781	44,627
	Home BancShares Inc.	1,974,536	44,625
	Investors Bancorp Inc.	2,945,040	43,969
	Pacific Premier Bancorp Inc.	1,242,431	43,920
	American Equity Investment Life Holding Co.	1,083,735	43,252
	Federated Hermes Inc. Class B	1,268,443	43,203
*	Enstar Group Ltd.	163,174	42,613
	CVB Financial Corp.	1,779,919	41,312
	Virtu Financial Inc. Class A	1,097,059	40,833
*	Trupanion Inc.	455,153	40,563
	WSFS Financial Corp.	867,999	40,466
	Simmons First National Corp. Class A	1,507,637	39,530
	First Interstate BancSystem Inc. Class A	1,068,061	39,273
	CNO Financial Group Inc.	1,530,402	38,398
	Ameris Bancorp	871,273	38,231
*	Texas Capital Bancshares Inc.	663,068	38,000
	BOK Financial Corp.	402,685	37,832
	FirstCash Holdings Inc.	532,103	37,428
	Moelis & Co. Class A	796,971	37,418
	Chimera Investment Corp.	3,076,027	37,035
	Atlantic Union Bankshares Corp.	999,669	36,678
	Hamilton Lane Inc. Class A	460,124	35,563

		Shares	Market Value ($000)
	First Bancorp (XNYS)	2,702,904	35,462
	Fulton Financial Corp.	2,118,926	35,217
	Artisan Partners Asset Management Inc. Class A	891,644	35,086
	Independent Bank Group Inc.	483,846	34,430
	Navient Corp.	1,991,089	33,928
	Arbor Realty Trust Inc.	1,986,119	33,883
*	Focus Financial Partners Inc. Class A	722,514	33,048
	Columbia Banking System Inc.	1,022,787	33,005
*	Axos Financial Inc.	709,499	32,914
	American National Group Inc.	170,418	32,224
*	Ryan Specialty Group Holdings Inc. Class A	787,061	30,530
	Flagstar Bancorp Inc.	703,394	29,824
	First Merchants Corp.	713,331	29,675
*	Triumph Bancorp Inc.	312,980	29,426
	International Bancshares Corp.	695,186	29,344
	Cohen & Steers Inc.	340,550	29,250
	First Financial Bancorp	1,265,878	29,178
	WesBanco Inc.	838,140	28,798
	Washington Federal Inc.	867,120	28,459
	Towne Bank	893,445	26,750
	Seacoast Banking Corp. of Florida	762,010	26,686
	Banner Corp.	453,383	26,537
*	PRA Group Inc.	581,076	26,195
*	Cannae Holdings Inc.	1,093,097	26,147
	Heartland Financial USA Inc.	541,743	25,912
*	Open Lending Corp. Class A	1,355,443	25,631
	Park National Corp.	194,063	25,496
	Sandy Spring Bancorp Inc.	567,200	25,479
*	Genworth Financial Inc. Class A	6,739,195	25,474
	Renasant Corp.	743,867	24,882
	Two Harbors Investment Corp.	4,468,743	24,712
	Hope Bancorp Inc.	1,523,923	24,505
	Veritex Holdings Inc.	637,530	24,335
	Piper Sandler Cos.	184,940	24,273
	Lakeland Financial Corp.	331,119	24,172
	Enterprise Financial Services Corp.	510,034	24,130
	Apollo Commercial Real Estate Finance Inc.	1,727,299	24,061
	Hilltop Holdings Inc.	813,314	23,911
	Trustmark Corp.	783,169	23,801
*	NMI Holdings Inc. Class A	1,140,423	23,516
	Horace Mann Educators Corp.	559,185	23,391
	Nelnet Inc. Class A	272,673	23,174
	Eagle Bancorp Inc.	405,936	23,142
	Northwest Bancshares Inc.	1,705,069	23,035
	Provident Financial Services Inc.	972,399	22,754
	Virtus Investment Partners Inc.	94,234	22,615
	Westamerica Bancorp	361,431	21,867
	PennyMac Mortgage Investment Trust	1,291,429	21,812
	Stewart Information Services Corp.	356,193	21,589
	PROG Holdings Inc.	748,692	21,540
*	Bancorp Inc.	760,109	21,534
	Live Oak Bancshares Inc.	422,607	21,506
	Meta Financial Group Inc.	387,557	21,285
	StepStone Group Inc. Class A	640,033	21,160
	PennyMac Financial Services Inc.	395,794	21,056
*	LendingClub Corp.	1,329,168	20,974
	FB Financial Corp.	471,821	20,958
*	MFA Financial Inc.	5,184,289	20,893

		Shares	Market Value ($000)
	Goosehead Insurance Inc. Class A	263,748	20,723
*	Palomar Holdings Inc.	323,157	20,679
*	Customers Bancorp Inc.	395,871	20,641
*	Encore Capital Group Inc.	328,142	20,584
	BancFirst Corp.	246,933	20,547
[1]	Rocket Cos. Inc. Class A	1,822,676	20,268
	PJT Partners Inc. Class A	318,584	20,109
*	Green Dot Corp. Class A	724,266	19,903
	NBT Bancorp Inc.	548,521	19,818
	Mercury General Corp.	355,645	19,560
	First Bancorp (XNGS)	466,320	19,478
*	BRP Group Inc. Class A	716,972	19,236
	ProAssurance Corp.	712,737	19,158
	Argo Group International Holdings Ltd.	461,811	19,064
	First Commonwealth Financial Corp.	1,256,468	19,048
	BGC Partners Inc. Class A	4,283,185	18,846
	Capitol Federal Financial Inc.	1,728,159	18,802
*	LendingTree Inc.	152,905	18,298
	New York Mortgage Trust Inc.	4,970,124	18,141
	OFG Bancorp	669,009	17,822
	Berkshire Hills Bancorp Inc.	613,773	17,781
	Stock Yards Bancorp Inc.	332,410	17,584
	Ladder Capital Corp.	1,476,252	17,523
	First Busey Corp.	671,469	17,015
	Safety Insurance Group Inc.	186,139	16,911
*	Enova International Inc.	443,381	16,835
	CNA Financial Corp.	345,623	16,804
	National Bank Holdings Corp. Class A	412,916	16,632
	Brookline Bancorp Inc.	1,047,054	16,564
*	StoneX Group Inc.	222,987	16,552
	Southside Bancshares Inc.	402,306	16,426
	Redwood Trust Inc.	1,540,515	16,222
	OceanFirst Financial Corp.	802,677	16,134
	Employers Holdings Inc.	375,798	15,415
	ConnectOne Bancorp Inc.	475,275	15,214
	Broadmark Realty Capital Inc.	1,755,939	15,189
*	Nicolet Bankshares Inc.	161,168	15,080
	Dime Community Bancshares Inc.	434,274	15,013
	B. Riley Financial Inc.	213,228	14,917
	City Holding Co.	189,359	14,903
	Premier Financial Corp.	488,648	14,821
	First Foundation Inc.	607,788	14,763
	TriCo Bancshares	366,856	14,685
	S&T Bancorp Inc.	482,208	14,264
	Banc of California Inc.	731,693	14,166
	Lakeland Bancorp Inc.	831,331	13,883
*	Metropolitan Bank Holding Corp.	135,592	13,799
*	TPG Inc. Class A	457,026	13,775
*,1	Lemonade Inc.	515,235	13,587
	Ready Capital Corp.	901,106	13,571
	Preferred Bank	179,508	13,300
*	Donnelley Financial Solutions Inc.	386,886	12,868
	Ellington Financial Inc.	724,022	12,851
	Kearny Financial Corp.	995,279	12,819
	AMERISAFE Inc.	256,365	12,734
	HomeStreet Inc.	268,360	12,715
*	Blucora Inc.	644,731	12,605
*	TriState Capital Holdings Inc.	378,993	12,594

		Shares	Market Value ($000)
	German American Bancorp Inc.	330,383	12,551
	Origin Bancorp Inc.	292,991	12,391
	Washington Trust Bancorp Inc.	235,745	12,377
	James River Group Holdings Ltd.	499,721	12,363
	KKR Real Estate Finance Trust Inc.	598,029	12,325
	Tompkins Financial Corp.	157,245	12,308
	Heritage Financial Corp.	478,572	11,993
	BrightSpire Capital Inc. Class A	1,277,490	11,817
	Federal Agricultural Mortgage Corp. Class C	107,233	11,633
*	Columbia Financial Inc.	539,453	11,604
	Brightsphere Investment Group Inc.	463,035	11,229
	Allegiance Bancshares Inc.	251,142	11,221
	QCR Holdings Inc.	195,962	11,089
*	Amerant Bancorp Inc. Class A	344,947	10,897
*	World Acceptance Corp.	56,320	10,804
	Central Pacific Financial Corp.	385,088	10,744
	Univest Financial Corp.	395,485	10,583
	TFS Financial Corp.	632,208	10,495
[1]	ARMOUR Residential REIT Inc.	1,238,222	10,401
	1st Source Corp.	223,836	10,352
	Hanmi Financial Corp.	407,142	10,020
*	Hippo Holdings Inc.	5,007,385	9,965
	Cowen Inc. Class A	366,928	9,944
	Horizon Bancorp Inc.	531,214	9,918
	TPG RE Finance Trust Inc.	829,717	9,799
*	MBIA Inc.	636,469	9,795
	Peoples Bancorp Inc.	299,062	9,364
	United Fire Group Inc.	301,349	9,363
	Invesco Mortgage Capital Inc.	4,081,533	9,306
*	CrossFirst Bankshares Inc.	588,379	9,273
	Flushing Financial Corp.	413,690	9,246
	Camden National Corp.	196,409	9,239
	Merchants Bancorp	332,993	9,117
*	SiriusPoint Ltd.	1,188,837	8,893
	Northfield Bancorp Inc.	616,557	8,854
	Byline Bancorp Inc.	329,396	8,788
	Ares Commercial Real Estate Corp.	562,808	8,735
	WisdomTree Investments Inc.	1,481,219	8,695
	TrustCo Bank Corp.	270,511	8,637
	First Mid Bancshares Inc.	224,110	8,626
	A-Mark Precious Metals Inc.	110,854	8,573
	Great Southern Bancorp Inc.	144,557	8,530
	First Bancshares Inc.	252,811	8,510
	Granite Point Mortgage Trust Inc.	764,442	8,501
	Peapack-Gladstone Financial Corp.	240,997	8,375
	Victory Capital Holdings Inc. Class A	288,588	8,332
	Community Trust Bancorp Inc.	199,617	8,224
*	Franklin BSP Realty Trust Inc.	587,358	8,211
	Midland States Bancorp Inc.	281,644	8,128
	Heritage Commerce Corp.	720,641	8,107
	HarborOne Bancorp Inc.	575,505	8,069
	CBTX Inc.	259,282	8,038
[1]	Dynex Capital Inc.	491,233	7,958
	Diamond Hill Investment Group Inc.	41,471	7,768
	Hingham Institution For Savings	21,665	7,435
	Arrow Financial Corp.	228,703	7,415
	HCI Group Inc.	108,612	7,405
	Old Second Bancorp Inc.	510,153	7,402

		Shares	Market Value ($000)
[1]	Orchid Island Capital Inc.	2,233,961	7,260
	First Financial Corp.	165,839	7,178
	Cambridge Bancorp	83,466	7,095
	Mercantile Bank Corp.	199,719	7,074
	MidWestOne Financial Group Inc.	202,789	6,712
	Bank of Marin Bancorp	191,013	6,699
	Independent Bank Corp. (Michigan)	302,373	6,652
	Financial Institutions Inc.	219,703	6,620
*	Ambac Financial Group Inc.	632,818	6,581
	National Western Life Group Inc. Class A	30,979	6,518
	Business First Bancshares Inc.	267,242	6,502
	HomeTrust Bancshares Inc.	219,817	6,491
	Regional Management Corp.	131,181	6,371
	Waterstone Financial Inc.	326,027	6,305
	First Community Bankshares Inc.	223,248	6,298
	Bank First Corp.	85,749	6,173
	Farmers National Banc Corp.	360,254	6,146
*	Carter Bankshares Inc.	353,769	6,145
	MVB Financial Corp.	147,233	6,110
	CNB Financial Corp.	226,856	5,971
*	Bridge Investment Group Holdings Inc. Class A	292,506	5,953
*	Coastal Financial Corp.	128,492	5,879
	Alerus Financial Corp.	211,273	5,840
	Bar Harbor Bankshares	202,285	5,789
*	Equity Bancshares Inc. Class A	178,265	5,760
	First Internet Bancorp	130,572	5,616
*	AssetMark Financial Holdings Inc.	247,389	5,504
*	Blue Foundry Bancorp	405,607	5,496
[1]	UWM Holdings Corp. Class A	1,206,019	5,463
	West Bancorp Inc.	199,877	5,439
	Capstar Financial Holdings Inc.	255,969	5,396
	Oppenheimer Holdings Inc. Class A	123,770	5,394
	Metrocity Bankshares Inc.	228,614	5,368
	Universal Insurance Holdings Inc.	395,366	5,333
	Farmers & Merchants Bancorp Inc.	146,367	5,291
	American National Bankshares Inc.	139,995	5,275
	Republic Bancorp Inc. Class A	117,336	5,273
	SmartFinancial Inc.	204,788	5,238
*,1	Oscar Health Inc. Class A	522,904	5,213
*	Southern First Bancshares Inc.	100,360	5,102
	Citizens & Northern Corp.	209,102	5,098
	Southern Missouri Bancorp Inc.	100,094	5,000
	Sierra Bancorp	199,191	4,976
	Spirit of Texas Bancshares Inc.	181,162	4,761
	Peoples Financial Services Corp.	93,637	4,727
	First of Long Island Corp.	240,676	4,684
	Civista Bancshares Inc.	194,153	4,679
	Shore Bancshares Inc.	227,077	4,651
*	Selectquote Inc.	1,664,333	4,643
*	Perella Weinberg Partners Class A	490,179	4,632
	Mid Penn Bancorp Inc.	172,371	4,621
	Home Bancorp Inc.	112,003	4,569
*	EZCORP Inc. Class A	731,789	4,420
	ACNB Corp.	125,770	4,396
*	Professional Holding Corp. Class A	190,415	4,296
	GCM Grosvenor Inc. Class A	441,003	4,282
	Investors Title Co.	21,033	4,274
*	BayCom Corp.	195,595	4,258

		Shares	Market Value ($000)
	Colony Bankcorp Inc.	224,239	4,187
	Enterprise Bancorp Inc.	104,032	4,174
*	Bridgewater Bancshares Inc.	244,629	4,080
	PCB Bancorp	174,310	4,000
	South Plains Financial Inc.	149,915	3,985
	Capital City Bank Group Inc.	151,106	3,983
*	eHealth Inc.	318,258	3,950
	BCB Bancorp Inc.	212,341	3,875
	Provident Bancorp Inc.	238,739	3,872
*	Atlanticus Holdings Corp.	74,373	3,852
	Northrim Bancorp Inc.	88,313	3,848
	Curo Group Holdings Corp.	286,704	3,741
*	Oportun Financial Corp.	260,395	3,739
	Guaranty Bancshares Inc.	106,714	3,735
*,1	Hagerty Inc. Class A	345,000	3,723
	RBB Bancorp	158,314	3,719
	PCSB Financial Corp.	193,725	3,702
	Northeast Bank	106,765	3,642
	Amalgamated Financial Corp.	202,671	3,642
	Sculptor Capital Management Inc. Class A	260,847	3,634
*	Republic First Bancorp Inc.	703,196	3,629
	Nexpoint Real Estate Finance Inc.	159,568	3,606
	Tiptree Inc. Class A	277,013	3,560
	Orrstown Financial Services Inc.	153,660	3,523
	Red River Bancshares Inc.	65,868	3,485
	Central Valley Community Bancorp	148,191	3,460
*	Esquire Financial Holdings Inc.	101,788	3,421
	First Bancorp Inc.	113,699	3,420
	AFC Gamma Inc.	177,628	3,396
*	P10 Inc. Class A	279,024	3,382
	LCNB Corp.	192,072	3,373
	First Bank	232,486	3,306
	National Bankshares Inc.	88,424	3,288
*	FVCBankcorp Inc.	156,925	3,256
	Blue Ridge Bankshares Inc.	214,239	3,250
	First Northwest Bancorp	145,405	3,212
*	Moneylion Inc.	1,278,896	3,210
	Federal Agricultural Mortgage Corp. Class A	29,589	3,176
	Norwood Financial Corp.	110,554	3,161
*	Ponce Financial Group Inc.	303,728	3,153
	Evans Bancorp Inc.	82,185	3,123
	Territorial Bancorp Inc.	129,778	3,115
	Ames National Corp.	124,371	3,092
	Parke Bancorp Inc.	129,820	3,065
	FS Bancorp Inc.	98,624	3,057
	Community Financial Corp.	76,296	3,052
	Summit Financial Group Inc.	118,808	3,040
	Greenhill & Co. Inc.	196,365	3,038
	Plumas Bancorp	79,224	3,018
	Macatawa Bank Corp.	332,193	2,993
*	Velocity Financial Inc.	273,207	2,989
	Bankwell Financial Group Inc.	88,086	2,980
	First Business Financial Services Inc.	86,353	2,833
	Capital Bancorp Inc.	122,969	2,811
	Primis Financial Corp.	197,122	2,756
	HBT Financial Inc.	151,274	2,750
*	Ocwen Financial Corp.	115,250	2,738
	Heritage Insurance Holdings Inc.	381,521	2,724

		Shares	Market Value ($000)
	Timberland Bancorp Inc.	100,093	2,704
*	Citizens Inc. Class A	632,742	2,683
	Richmond Mutual Bancorp Inc.	155,807	2,658
*,1	Sunlight Financial Holdings Inc.	524,894	2,645
	Unity Bancorp Inc.	94,407	2,642
	Level One Bancorp Inc.	66,001	2,635
	Meridian Corp.	81,911	2,629
	Investar Holding Corp.	136,704	2,610
	Codorus Valley Bancorp Inc.	118,327	2,603
*,1	Bakkt Holdings Inc.	422,160	2,601
*,1	Root Inc. Class A	1,309,013	2,579
	OP Bancorp	185,247	2,566
*	Greenlight Capital Re Ltd. Class A	362,625	2,564
	Donegal Group Inc. Class A	190,416	2,553
*	California Bancorp	110,633	2,546
*	First Western Financial Inc.	79,462	2,484
	Great Ajax Corp.	207,431	2,433
	ESSA Bancorp Inc.	135,039	2,424
*	Maiden Holdings Ltd.	999,523	2,409
	Penns Woods Bancorp Inc.	97,344	2,378
	AG Mortgage Investment Trust Inc.	255,393	2,375
	Riverview Bancorp Inc.	305,977	2,310
	Bank of Princeton	79,818	2,303
	Fidelity D&D Bancorp Inc.	49,363	2,292
	Middlefield Banc Corp.	91,987	2,283
	C&F Financial Corp.	45,401	2,275
	First United Corp.	100,991	2,275
	Virginia National Bankshares Corp.	65,882	2,273
	Chemung Financial Corp.	48,607	2,269
	Luther Burbank Corp.	170,687	2,268
	FNCB Bancorp Inc.	235,886	2,234
*	MainStreet Bancshares Inc.	91,479	2,224
	Citizens Community Bancorp Inc.	147,132	2,223
	First Guaranty Bancshares Inc.	92,686	2,219
	Greene County Bancorp Inc.	49,191	2,199
	Five Star Bancorp	76,817	2,174
	ChoiceOne Financial Services Inc.	86,197	2,160
	Associated Capital Group Inc. Class A	51,505	2,159
*	Medallion Financial Corp.	253,406	2,154
[1]	Ellington Residential Mortgage REIT	209,047	2,109
	Hawthorn Bancshares Inc.	82,623	2,089
	William Penn Bancorp	163,503	2,085
	Sachem Capital Corp.	402,307	2,060
	Seven Hills Realty Trust	181,233	2,017
	BankFinancial Corp.	193,469	2,004
	Silvercrest Asset Management Group Inc. Class A	97,641	1,997
*	Security National Financial Corp. Class A	199,366	1,994
*	NI Holdings Inc.	117,275	1,989
	SB Financial Group Inc.	99,437	1,980
	Eagle Bancorp Montana Inc.	87,136	1,946
	Crawford & Co. Class B	265,916	1,939
	Northeast Community Bancorp Inc.	157,983	1,935
*	Randolph Bancorp Inc.	73,189	1,933
	First Community Corp.	90,477	1,918
	First Savings Financial Group Inc.	77,924	1,912
	Franklin Financial Services Corp.	56,818	1,908
[1]	Finward Bancorp	41,124	1,900
	Manning & Napier Inc. Class A	208,505	1,899

		Shares	Market Value ($000)
	Salisbury Bancorp Inc.	33,684	1,886
*,1	Katapult Holdings Inc.	787,864	1,875
	Pzena Investment Management Inc. Class A	222,711	1,786
*	Sterling Bancorp Inc.	249,917	1,774
	Western New England Bancorp Inc.	198,404	1,774
	Westwood Holdings Group Inc.	114,381	1,752
*	Consumer Portfolio Services Inc.	170,341	1,731
*	Arlington Asset Investment Corp. Class A	494,024	1,714
	First Financial Northwest Inc.	98,791	1,690
	Western Asset Mortgage Capital Corp.	981,644	1,679
*	USCB Financial Holdings Inc.	116,281	1,666
*	Malvern Bancorp Inc.	102,416	1,650
	First Capital Inc.	42,197	1,631
	Oak Valley Bancorp	88,224	1,628
*,1	MarketWise Inc.	340,444	1,607
	Prudential Bancorp Inc.	96,106	1,582
	Ohio Valley Banc Corp.	51,092	1,543
	GAMCO Investors Inc. Class A	68,960	1,525
	United Security Bancshares	183,759	1,525
	Provident Financial Holdings Inc.	92,138	1,524
*	Chicago Atlantic Real Estate Finance Inc.	84,100	1,491
*	Catalyst Bancorp Inc.	108,477	1,483
	Summit State Bank	85,789	1,461
	CF Bankshares Inc.	63,217	1,403
	First National Corp.	64,436	1,353
	Bank of South Carolina Corp.	72,414	1,351
*	ACRES Commercial Realty Corp.	96,782	1,298
*	MetroMile Inc.	970,104	1,281
*	Third Coast Bancshares Inc.	54,695	1,263
	Bayfirst Financial Corp.	54,759	1,262
*	Safeguard Scientifics Inc.	237,576	1,240
	Guaranty Federal Bancshares Inc.	38,723	1,217
	Angel Oak Mortgage Inc.	74,118	1,216
[1]	United Bancorp Inc.	66,947	1,207
	Guild Holdings Co. Class A	117,176	1,202
	Union Bankshares Inc.	38,300	1,178
*	HMN Financial Inc.	47,095	1,166
*	Pioneer Bancorp Inc.	108,951	1,146
	Landmark Bancorp Inc.	42,400	1,116
	Bank of the James Financial Group Inc.	75,721	1,106
	loanDepot Inc. Class A	265,863	1,103
*	SWK Holdings Corp.	65,223	1,101
	Old Point Financial Corp.	44,911	1,100
*	Nicholas Financial Inc.	106,813	1,095
	Crawford & Co. Class A	141,513	1,070
	AmeriServ Financial Inc.	262,583	1,061
	US Global Investors Inc. Class A	200,591	1,043
	Citizens Holding Co.	54,008	1,042
*	FFBW Inc.	85,136	1,028
	United Insurance Holdings Corp.	308,517	1,021
*,1	GoHealth Inc. Class A	858,555	1,013
	CB Financial Services Inc.	41,665	981
*	Finance of America Cos. Inc. Class A	322,706	981
*	Hallmark Financial Services Inc.	269,016	977
*	Elevate Credit Inc.	313,340	959
*	Trean Insurance Group Inc.	196,452	921
	First US Bancshares Inc.	76,671	891
	Sound Financial Bancorp Inc.	22,590	861

		Shares	Market Value ($000)
	IF Bancorp Inc.	35,959	856
[1]	Cherry Hill Mortgage Investment Corp.	110,387	852
	Bank7 Corp.	35,498	838
*	Kingsway Financial Services Inc.	151,099	831
	Partners Bancorp	87,982	810
	Donegal Group Inc. Class B	61,067	807
	Community West Bancshares	55,316	775
*	Affinity Bancshares Inc.	46,797	736
*	Limestone Bancorp Inc.	32,326	674
	United Bancshares Inc.	20,954	674
	Pathfinder Bancorp Inc.	31,287	667
*,1	OppFi Inc.	192,848	661
	Kingstone Cos. Inc.	123,015	654
	Auburn National Bancorp Inc.	19,557	646
	Lument Finance Trust Inc.	221,872	608
*,1	Reliance Global Group Inc.	139,137	600
	Hennessy Advisors Inc.	56,865	575
	Emclaire Financial Corp.	14,701	552
	Manhattan Bridge Capital Inc.	76,457	486
*	Oxbridge Re Holdings Ltd.	84,970	465
	Elmira Savings Bank	19,993	458
*	Midwest Holding Inc.	25,823	433
*	Broadway Financial Corp.	235,423	374
	Peoples Bancorp of North Carolina Inc.	12,741	366
*	Ashford Inc.	20,076	344
	Value Line Inc.	5,069	340
	Oconee Federal Financial Corp.	13,246	323
*	Bogota Financial Corp.	29,674	318
*	FlexShopper Inc.	180,047	308
*	LM Funding America Inc.	98,813	283
*	Siebert Financial Corp.	129,565	280
	Atlantic American Corp.	88,286	274
	FedNat Holding Co.	178,123	240
*	Heritage Global Inc.	175,564	237
*,1,2	Palisade Bio Inc. CVR	238,902	229
*	Rhinebeck Bancorp Inc.	21,436	218
[1]	Cohen & Co. Inc.	11,109	179
*,1	GWG Holdings Inc.	31,266	169
*	Vericity Inc.	26,052	159
*	Carver Bancorp Inc.	21,622	151
*	Magyar Bancorp Inc.	12,780	151
	Mid-Southern Bancorp Inc.	10,175	149
*	TC Bancshares Inc.	9,876	139
*	Impac Mortgage Holdings Inc.	181,058	136
*,1	Marpai Inc. Class A	71,725	129
*	Finwise Bancorp	6,991	120
	Glen Burnie Bancorp	9,237	116
*	Income Opportunity Realty Investors Inc.	8,937	111
	Home Federal Bancorp Inc. of Louisiana	4,434	93
*	Village Bank & Trust Financial Corp.	1,327	70
*	Conifer Holdings Inc.	24,973	59
*	Patriot National Bancorp Inc.	3,024	51
*	Southern States Bancshares Inc.	900	21
	National Security Group Inc.	1,272	20
	Kentucky First Federal Bancorp	2,051	15
	Lake Shore Bancorp Inc.	38	1
*,2	Cogent Biosciences Inc. CVR	101,693	—
			14,563,323

		Shares	Market Value ($000)
Health Care (12.3%)
*	Veeva Systems Inc. Class A	1,835,836	390,042
*	Horizon Therapeutics plc	2,997,074	315,322
*	Avantor Inc.	8,049,974	272,250
*	Alnylam Pharmaceuticals Inc.	1,592,394	260,022
*	Seagen Inc.	1,696,353	244,360
*	Insulet Corp.	914,348	243,573
*	BioMarin Pharmaceutical Inc.	2,430,590	187,398
	Royalty Pharma plc Class A	4,715,676	183,723
*	Elanco Animal Health Inc.	6,270,154	163,588
*	Exact Sciences Corp.	2,298,948	160,742
*,1	Teladoc Health Inc.	2,116,612	152,671
*	Repligen Corp.	680,269	127,952
*	Jazz Pharmaceuticals plc	814,002	126,716
*	Tenet Healthcare Corp.	1,419,976	122,061
*	Neurocrine Biosciences Inc.	1,256,375	117,785
*	Syneos Health Inc.	1,372,400	111,096
*	United Therapeutics Corp.	595,277	106,799
*	Envista Holdings Corp.	2,130,296	103,767
	Chemed Corp.	203,012	102,836
*	Penumbra Inc.	460,949	102,391
*	Novocure Ltd.	1,179,892	97,754
*	Masimo Corp.	671,638	97,750
*	Shockwave Medical Inc.	469,570	97,370
*	Tandem Diabetes Care Inc.	837,182	97,356
*	Biohaven Pharmaceutical Holding Co. Ltd.	808,543	95,869
*	Exelixis Inc.	4,168,581	94,502
*	Inspire Medical Systems Inc.	363,602	93,333
	Encompass Health Corp.	1,302,653	92,632
*	10X Genomics Inc. Class A	1,215,453	92,460
*	Sarepta Therapeutics Inc.	1,150,010	89,839
*	Guardant Health Inc.	1,342,696	88,940
	Bruker Corp.	1,336,107	85,912
	Azenta Inc.	996,224	82,567
*	Acadia Healthcare Co. Inc.	1,183,948	77,584
*	Globus Medical Inc. Class A	1,039,007	76,658
*	Omnicell Inc.	583,051	75,499
*	HealthEquity Inc.	1,102,584	74,358
*	Halozyme Therapeutics Inc.	1,862,551	74,279
*,1	Novavax Inc.	1,005,546	74,058
*	Amedisys Inc.	427,219	73,606
*	Change Healthcare Inc.	3,347,026	72,965
*	LHC Group Inc.	418,420	70,546
	Perrigo Co. plc	1,787,326	68,687
*	Ionis Pharmaceuticals Inc.	1,844,492	68,320
*	Intra-Cellular Therapies Inc.	1,110,760	67,967
*	Intellia Therapeutics Inc.	918,262	66,730
*	AMN Healthcare Services Inc.	627,503	65,467
*	Ultragenyx Pharmaceutical Inc.	897,611	65,185
*	Doximity Inc. Class A	1,225,334	63,828
*	Arrowhead Pharmaceuticals Inc.	1,383,669	63,635
*	Medpace Holdings Inc.	380,880	62,308
	Ensign Group Inc.	691,359	62,229
*	Integra LifeSciences Holdings Corp.	957,378	61,521
*	iRhythm Technologies Inc.	390,245	61,452
*	Apellis Pharmaceuticals Inc.	1,176,259	59,766
*	ICU Medical Inc.	266,119	59,249
*	CRISPR Therapeutics AG	924,629	58,039

		Shares	Market Value ($000)
*	LivaNova plc	701,487	57,403
	CONMED Corp.	385,368	57,246
*	Alkermes plc	2,134,685	56,164
*	Quidel Corp.	498,686	56,082
	Premier Inc. Class A	1,553,808	55,300
*	Mirati Therapeutics Inc.	652,103	53,616
*	Option Care Health Inc.	1,825,140	52,126
*	Maravai LifeSciences Holdings Inc. Class A	1,438,850	50,748
*,1	Oak Street Health Inc.	1,879,673	50,526
*	STAAR Surgical Co.	631,085	50,430
*	Blueprint Medicines Corp.	779,710	49,808
*	Lantheus Holdings Inc.	896,533	49,587
*	Progyny Inc.	922,936	47,439
*	R1 RCM Inc.	1,769,326	47,347
*	Natera Inc.	1,153,359	46,919
*	Pacira BioSciences Inc.	585,718	44,702
*	Merit Medical Systems Inc.	667,020	44,370
	Owens & Minor Inc.	999,793	44,011
*	Neogen Corp.	1,413,257	43,585
*	Haemonetics Corp.	676,198	42,749
*	Fate Therapeutics Inc.	1,077,940	41,792
*	Cytokinetics Inc.	1,112,573	40,954
*	AtriCure Inc.	609,974	40,057
*	Denali Therapeutics Inc.	1,232,978	39,665
*	BioCryst Pharmaceuticals Inc.	2,387,920	38,828
*	NuVasive Inc.	680,693	38,595
*	Inari Medical Inc.	425,575	38,574
*	Axonics Inc.	615,146	38,508
*	Arvinas Inc.	570,546	38,398
*	ACADIA Pharmaceuticals Inc.	1,552,938	37,612
	Patterson Cos. Inc.	1,139,617	36,889
*	Insmed Inc.	1,568,114	36,851
*	Karuna Therapeutics Inc.	289,196	36,667
*	Allscripts Healthcare Solutions Inc.	1,626,094	36,620
*	Glaukos Corp.	621,009	35,907
*	Prestige Consumer Healthcare Inc.	670,825	35,513
*	Twist Bioscience Corp.	715,787	35,346
*	Integer Holdings Corp.	434,668	35,021
*	Evolent Health Inc. Class A	1,081,005	34,916
*	PTC Therapeutics Inc.	932,039	34,774
*	Beam Therapeutics Inc.	596,583	34,184
	Select Medical Holdings Corp.	1,396,168	33,494
*	Nevro Corp.	462,360	33,442
*	Amicus Therapeutics Inc.	3,319,759	31,438
*	Iovance Biotherapeutics Inc.	1,829,042	30,454
*	Relay Therapeutics Inc.	1,015,070	30,381
*	Certara Inc.	1,399,248	30,056
*	Sotera Health Co.	1,335,150	28,919
*,1	Corcept Therapeutics Inc.	1,254,916	28,261
*	Ortho Clinical Diagnostics Holdings plc	1,496,865	27,931
*	Ironwood Pharmaceuticals Inc. Class A	2,150,790	27,057
*	Global Blood Therapeutics Inc.	777,689	26,939
*	MEDNAX Inc.	1,139,759	26,762
*	Pacific Biosciences of California Inc.	2,927,090	26,637
*	Myriad Genetics Inc.	1,052,729	26,529
*	Cerevel Therapeutics Holdings Inc.	745,762	26,109
*	Emergent BioSolutions Inc.	633,313	26,004
*	Veracyte Inc.	942,335	25,980

		Shares	Market Value ($000)
*	CareDx Inc.	701,577	25,951
*	Surgery Partners Inc.	469,257	25,833
*	Vir Biotechnology Inc.	975,221	25,083
*	1Life Healthcare Inc.	2,257,653	25,015
*	Ligand Pharmaceuticals Inc.	220,544	24,809
*	Outset Medical Inc.	544,903	24,739
*	Apollo Medical Holdings Inc.	502,988	24,380
*	Vericel Corp.	621,287	23,746
*	IVERIC bio Inc.	1,409,861	23,728
*	CryoPort Inc.	670,257	23,399
*	Covetrus Inc.	1,368,221	22,972
*	Sage Therapeutics Inc.	693,951	22,970
*	Supernus Pharmaceuticals Inc.	708,495	22,899
*	Zentalis Pharmaceuticals Inc.	493,111	22,752
*	Invitae Corp.	2,754,350	21,952
*	Avanos Medical Inc.	636,077	21,309
*	Schrodinger Inc.	624,390	21,304
*	Celldex Therapeutics Inc.	620,710	21,141
*	REVOLUTION Medicines Inc.	827,655	21,113
*	NanoString Technologies Inc.	607,494	21,110
*	Agios Pharmaceuticals Inc.	724,519	21,091
*	CorVel Corp.	123,595	20,818
*	AdaptHealth Corp. Class A	1,284,781	20,595
*	Xencor Inc.	768,991	20,517
*	Adaptive Biotechnologies Corp.	1,461,923	20,291
*	Kymera Therapeutics Inc.	469,772	19,881
*	NeoGenomics Inc.	1,629,547	19,799
*	Addus HomeCare Corp.	211,781	19,757
*	Heska Corp.	142,777	19,743
*	Community Health Systems Inc.	1,654,668	19,641
*	SpringWorks Therapeutics Inc.	345,131	19,479
*	Silk Road Medical Inc.	465,374	19,215
*	Arcus Biosciences Inc.	606,334	19,136
*	ModivCare Inc.	163,077	18,817
*	Tivity Health Inc.	584,824	18,814
*	OPKO Health Inc.	5,419,861	18,644
*,1	Cassava Sciences Inc.	498,793	18,525
*	Health Catalyst Inc.	700,696	18,309
*	Krystal Biotech Inc.	270,914	18,027
*	Phreesia Inc.	678,771	17,892
	Mesa Laboratories Inc.	69,297	17,662
*	Turning Point Therapeutics Inc.	656,764	17,634
*	Travere Therapeutics Inc.	682,003	17,575
*	Brookdale Senior Living Inc.	2,476,448	17,459
*	Prothena Corp. plc	476,273	17,417
*	Revance Therapeutics Inc.	890,471	17,364
*	Editas Medicine Inc.	906,544	17,242
*	Amphastar Pharmaceuticals Inc.	479,825	17,226
	US Physical Therapy Inc.	171,831	17,089
*	GoodRx Holdings Inc. Class A	883,272	17,074
*	Enanta Pharmaceuticals Inc.	239,326	17,035
*	TG Therapeutics Inc.	1,762,139	16,758
*	REGENXBIO Inc.	503,246	16,703
*	Avid Bioservices Inc.	813,205	16,565
*	Axsome Therapeutics Inc.	397,301	16,444
*	Madrigal Pharmaceuticals Inc.	166,308	16,318
*	Innoviva Inc.	843,119	16,314
*	ChemoCentryx Inc.	646,648	16,211

		Shares	Market Value ($000)
*	agilon health Inc.	638,630	16,189
*	Codexis Inc.	783,408	16,154
*	NextGen Healthcare Inc.	770,520	16,112
*,1	Dynavax Technologies Corp.	1,485,669	16,105
*	Fulgent Genetics Inc.	257,176	16,050
*,1	Cano Health Inc.	2,434,545	15,459
*	SomaLogic Inc.	1,908,112	15,303
*	Cutera Inc.	219,987	15,179
*	Meridian Bioscience Inc.	577,865	15,001
*	Multiplan Corp.	3,195,194	14,953
*	Harmony Biosciences Holdings Inc.	300,778	14,633
*	Bridgebio Pharma Inc.	1,434,154	14,557
*	Kura Oncology Inc.	891,992	14,343
*	Protagonist Therapeutics Inc.	595,269	14,096
*	Castle Biosciences Inc.	313,525	14,065
*	Morphic Holding Inc.	350,277	14,064
*	FibroGen Inc.	1,145,662	13,771
*	Accolade Inc.	774,477	13,600
	Atrion Corp.	18,744	13,364
*	Nektar Therapeutics	2,464,520	13,284
*	RadNet Inc.	590,925	13,219
*	Quanterix Corp.	451,298	13,173
*	ImmunoGen Inc.	2,756,727	13,122
*,1	Clover Health Investments Corp. Class A	3,658,262	12,987
*	Cerus Corp.	2,311,285	12,689
*	Anavex Life Sciences Corp.	1,009,207	12,423
	National HealthCare Corp.	176,730	12,412
*	Intersect ENT Inc.	442,475	12,394
*	Cardiovascular Systems Inc.	545,672	12,332
*	MannKind Corp.	3,344,570	12,308
*	Natus Medical Inc.	465,588	12,236
	LeMaitre Vascular Inc.	260,930	12,125
*,1	EQRx Inc.	2,933,382	12,115
*	Reata Pharmaceuticals Inc. Class A	366,160	11,995
*	C4 Therapeutics Inc.	493,403	11,970
*	Pulmonx Corp.	468,816	11,631
*	Artivion Inc.	542,335	11,595
*	Crinetics Pharmaceuticals Inc.	514,283	11,289
*	Varex Imaging Corp.	526,344	11,206
*	AngioDynamics Inc.	517,692	11,151
*	American Well Corp. Class A	2,641,241	11,120
*	Alector Inc.	779,363	11,106
*	Coherus Biosciences Inc.	859,928	11,102
*	Atara Biotherapeutics Inc.	1,177,774	10,942
*	Aclaris Therapeutics Inc.	633,055	10,914
	Simulations Plus Inc.	212,461	10,831
*	Catalyst Pharmaceuticals Inc.	1,294,656	10,733
*,1	Senseonics Holdings Inc.	5,441,878	10,720
*	Avidity Biosciences Inc.	578,885	10,692
*	Figs Inc. Class A	487,639	10,494
*	Alphatec Holdings Inc.	911,168	10,478
*	Cross Country Healthcare Inc.	473,449	10,260
*	Vaxcyte Inc.	423,132	10,219
*,1	23andMe Holding Co.	2,665,419	10,209
*	TransMedics Group Inc.	378,194	10,189
*	OrthoPediatrics Corp.	188,209	10,161
*,1	Bionano Genomics Inc.	3,916,291	10,104
*,1	Inovio Pharmaceuticals Inc.	2,813,867	10,102

		Shares	Market Value ($000)
*	Chinook Therapeutics Inc.	608,297	9,952
*	Syndax Pharmaceuticals Inc.	572,216	9,945
*	Sharecare Inc.	3,908,115	9,653
*	Privia Health Group Inc.	359,620	9,613
*	Rocket Pharmaceuticals Inc.	605,874	9,609
*	Sangamo Therapeutics Inc.	1,650,056	9,587
*	Kezar Life Sciences Inc.	573,656	9,534
*,1	Sorrento Therapeutics Inc.	4,074,128	9,493
*	Collegium Pharmaceutical Inc.	466,116	9,490
*	DocGo Inc.	1,020,395	9,439
*	Keros Therapeutics Inc.	173,267	9,422
*	Hanger Inc.	506,218	9,279
*	Antares Pharma Inc.	2,241,812	9,191
*	Fulcrum Therapeutics Inc.	388,071	9,178
*	OptimizeRx Corp.	241,858	9,120
*,1	Sana Biotechnology Inc.	1,102,379	9,106
*	Relmada Therapeutics Inc.	336,111	9,072
*	Allogene Therapeutics Inc.	993,187	9,048
*	Definitive Healthcare Corp. Class A	365,151	9,001
*	BioLife Solutions Inc.	394,389	8,964
*	Orthofix Medical Inc.	273,831	8,954
*	Hims & Hers Health Inc.	1,677,757	8,942
*	PetIQ Inc. Class A	366,292	8,938
*	Inogen Inc.	275,068	8,918
*	uniQure NV	489,907	8,853
*,1	Ocugen Inc.	2,671,744	8,817
*	iTeos Therapeutics Inc.	266,204	8,566
*	Vanda Pharmaceuticals Inc.	747,329	8,452
*	SI-BONE Inc.	372,982	8,429
*,1	Vaxart Inc.	1,668,007	8,407
*	Surmodics Inc.	184,006	8,341
*,1	Butterfly Network Inc.	1,746,265	8,312
*	Nuvation Bio Inc.	1,528,709	8,041
*,1	Myovant Sciences Ltd.	596,276	7,942
*	Arcturus Therapeutics Holdings Inc.	292,200	7,878
*,1	Point Biopharma Global Inc. Class A	988,226	7,876
*,1	Heron Therapeutics Inc.	1,375,328	7,867
*	Eagle Pharmaceuticals Inc.	158,601	7,849
*	Albireo Pharma Inc.	261,023	7,786
*	Agenus Inc.	3,143,265	7,732
*	Agiliti Inc.	365,443	7,711
*	NGM Biopharmaceuticals Inc.	501,242	7,644
*,1	GreenLight Biosciences Holdings PBC	790,289	7,610
*	PMV Pharmaceuticals Inc.	363,910	7,577
*	ViewRay Inc.	1,917,654	7,517
*	Nurix Therapeutics Inc.	533,897	7,480
	National Research Corp.	188,261	7,465
*	Arcutis Biotherapeutics Inc.	380,463	7,328
*	Seer Inc. Class A	480,788	7,327
*	Endo International plc	3,102,444	7,167
*	Rigel Pharmaceuticals Inc.	2,372,838	7,095
*	Cara Therapeutics Inc.	576,611	7,006
*	Computer Programs & Systems Inc.	202,305	6,969
*	Joint Corp.	194,329	6,877
*	Karyopharm Therapeutics Inc.	925,324	6,820
*	Pennant Group Inc.	366,016	6,819
*	Replimune Group Inc.	399,047	6,776
*	Theravance Biopharma Inc.	702,960	6,720

		Shares	Market Value ($000)
*	HealthStream Inc.	334,497	6,663
*,1	Tango Therapeutics Inc.	869,973	6,594
*	OraSure Technologies Inc.	965,829	6,548
*	MacroGenics Inc.	738,123	6,503
*	Organogenesis Holdings Inc. Class A	846,602	6,451
*	AnaptysBio Inc.	260,257	6,439
*	Zimvie Inc.	278,179	6,354
*,1	Roivant Sciences Ltd.	1,284,752	6,347
*,1	CareMax Inc.	842,503	6,293
*	Rhythm Pharmaceuticals Inc.	542,972	6,255
*	Stoke Therapeutics Inc.	296,948	6,251
*	Gossamer Bio Inc.	718,720	6,238
*	Seres Therapeutics Inc.	859,462	6,119
*	Inhibrx Inc.	270,347	6,023
*	Geron Corp.	4,416,962	6,007
*	UFP Technologies Inc.	90,768	6,006
*	Aerie Pharmaceuticals Inc.	654,729	5,958
*,1	IGM Biosciences Inc.	220,642	5,898
	Phibro Animal Health Corp. Class A	290,505	5,796
*	Signify Health Inc. Class A	319,277	5,795
*	RAPT Therapeutics Inc.	262,297	5,768
*	Athira Pharma Inc.	425,425	5,743
*	Radius Health Inc.	644,858	5,694
*,1	Humacyte Inc.	799,028	5,641
*	Bioxcel Therapeutics Inc.	266,070	5,564
*,1	VBI Vaccines Inc.	3,351,881	5,564
*	Y-mAbs Therapeutics Inc.	467,198	5,550
*	Tactile Systems Technology Inc.	273,486	5,513
*,1	LifeStance Health Group Inc.	542,913	5,489
*	Amneal Pharmaceuticals Inc.	1,313,864	5,479
*	Deciphera Pharmaceuticals Inc.	588,609	5,456
*,1	Intercept Pharmaceuticals Inc.	330,199	5,372
*,1	Sema4 Holdings Corp.	1,731,694	5,316
*	Evolus Inc.	473,001	5,307
*	2seventy bio Inc.	310,863	5,303
*	SeaSpine Holdings Corp.	435,508	5,296
*	Ocular Therapeutix Inc.	1,066,389	5,279
*,1	Quantum-Si Inc.	1,114,646	5,217
*	Anika Therapeutics Inc.	207,481	5,210
*,1	Omeros Corp.	863,516	5,190
*,1	Prometheus Biosciences Inc.	136,705	5,162
*	MiMedx Group Inc.	1,094,090	5,153
*	Atea Pharmaceuticals Inc.	711,000	5,133
*	ANI Pharmaceuticals Inc.	182,290	5,124
*,1	ImmunityBio Inc.	900,775	5,053
*	4D Molecular Therapeutics Inc.	333,836	5,048
*	Inotiv Inc.	192,755	5,046
*	Provention Bio Inc.	688,345	5,039
*,1	DermTech Inc.	342,841	5,033
*	Viridian Therapeutics Inc.	271,592	5,022
*,1	CTI BioPharma Corp.	1,061,904	4,959
*	Ideaya Biosciences Inc.	442,015	4,946
*	Praxis Precision Medicines Inc.	476,442	4,864
*	Aadi Bioscience Inc.	282,603	4,796
*	Mirum Pharmaceuticals Inc.	217,074	4,780
*	Sutro Biopharma Inc.	573,923	4,718
*	ALX Oncology Holdings Inc.	277,030	4,682
*	Scholar Rock Holding Corp.	362,294	4,670

		Shares	Market Value ($000)
*,1	ADMA Biologics Inc.	2,526,051	4,623
*	Bluebird Bio Inc.	948,214	4,599
*	Axogen Inc.	577,751	4,587
*,1	Zomedica Corp.	13,206,483	4,451
*	Vapotherm Inc.	318,979	4,434
*	Akero Therapeutics Inc.	307,710	4,366
*	Verve Therapeutics Inc.	190,964	4,358
*	Chimerix Inc.	948,029	4,342
*	Generation Bio Co.	590,845	4,337
	Utah Medical Products Inc.	47,898	4,304
*	XOMA Corp.	149,888	4,194
*	Eiger BioPharmaceuticals Inc.	496,572	4,122
*	Accuray Inc.	1,241,097	4,108
*	Marinus Pharmaceuticals Inc.	439,115	4,106
*	Adicet Bio Inc.	205,054	4,095
*	Alignment Healthcare Inc.	363,579	4,083
*	Liquidia Corp.	567,603	4,075
*	Kronos Bio Inc.	556,789	4,026
*	Personalis Inc.	490,874	4,020
*	KalVista Pharmaceuticals Inc.	271,213	3,998
*	Foghorn Therapeutics Inc.	261,742	3,986
*	Owlet Inc.	891,156	3,966
*	Berkeley Lights Inc.	556,804	3,959
*	Bioventus Inc. Class A	280,713	3,958
*	iRadimed Corp.	88,053	3,948
*	Forma Therapeutics Holdings Inc.	421,300	3,918
*,1	Xeris Biopharma Holdings Inc.	1,520,662	3,893
*,1	G1 Therapeutics Inc.	504,259	3,832
*,1	Science 37 Holdings Inc.	712,450	3,812
*	Arbutus Biopharma Corp.	1,274,366	3,798
*,1	Esperion Therapeutics Inc.	817,211	3,792
*	Kiniksa Pharmaceuticals Ltd. Class A	376,289	3,740
*,1	SmileDirectClub Inc. Class A	1,430,179	3,704
*	Mersana Therapeutics Inc.	923,846	3,686
*	SIGA Technologies Inc.	516,327	3,661
*,1	Clovis Oncology Inc.	1,750,267	3,536
*	EyePoint Pharmaceuticals Inc.	286,811	3,485
*,1	Fluidigm Corp.	960,982	3,450
*	Verastem Inc.	2,414,753	3,405
*	Cogent Biosciences Inc.	453,790	3,399
*	Kodiak Sciences Inc.	438,652	3,386
*	Spero Therapeutics Inc.	387,849	3,374
*,1	Tricida Inc.	410,430	3,374
*,1	Cullinan Oncology Inc.	320,717	3,358
*	Semler Scientific Inc.	65,908	3,266
*,1	DICE Therapeutics Inc.	169,140	3,236
*,1	PROCEPT BioRobotics Corp.	91,789	3,212
*	Aldeyra Therapeutics Inc.	716,158	3,183
*	Harvard Bioscience Inc.	511,664	3,177
*	Immunovant Inc.	566,815	3,123
*	Dyne Therapeutics Inc.	318,763	3,073
*,1	Citius Pharmaceuticals Inc.	1,714,700	3,069
*	Rubius Therapeutics Inc.	553,386	3,049
*	Gritstone bio Inc.	730,628	3,010
*	VistaGen Therapeutics Inc.	2,414,078	2,993
*	IntriCon Corp.	125,233	2,988
*	Cymabay Therapeutics Inc.	946,307	2,943
*	Phathom Pharmaceuticals Inc.	214,888	2,925

		Shares	Market Value ($000)
*	Jounce Therapeutics Inc.	429,036	2,913
*	Treace Medical Concepts Inc.	153,406	2,901
*	Epizyme Inc.	2,519,574	2,898
*	Nautilus Biotechnology Inc. Class A	664,589	2,884
*	Avita Medical Inc.	339,404	2,878
*	Altimmune Inc.	472,202	2,876
*	Vera Therapeutics Inc. Class A	121,532	2,855
*	Viking Therapeutics Inc.	951,502	2,854
*	Immunic Inc.	250,592	2,832
*,1	CorMedix Inc.	516,109	2,828
*,1	Spectrum Pharmaceuticals Inc.	2,191,617	2,827
*	CinCor Pharma Inc.	160,038	2,807
*	Voyager Therapeutics Inc.	366,732	2,794
*,1	Precigen Inc.	1,274,327	2,689
*	Apyx Medical Corp.	407,859	2,663
*	Design Therapeutics Inc.	164,116	2,650
*,1	Vicarious Surgical Inc.	523,257	2,648
*	Pieris Pharmaceuticals Inc.	871,212	2,640
*,1	ClearPoint Neuro Inc.	252,645	2,630
*,1	Lineage Cell Therapeutics Inc.	1,704,495	2,625
*,1	Allovir Inc.	388,550	2,623
*	Allakos Inc.	458,654	2,614
*	Apollo Endosurgery Inc.	421,512	2,550
*	Caribou Biosciences Inc.	274,267	2,518
*	Curis Inc.	1,052,279	2,504
*	SOC Telemed Inc. Class A	830,992	2,485
*	InfuSystem Holdings Inc.	250,919	2,459
*	Pardes Biosciences Inc. Class A	335,700	2,424
*	Stereotaxis Inc.	638,545	2,382
*	Co-Diagnostics Inc.	383,392	2,369
*	Harrow Health Inc.	346,656	2,364
*,1	CEL-SCI Corp.	598,752	2,353
*	Kinnate Biopharma Inc.	206,204	2,322
*,1	Recursion Pharmaceuticals Inc. Class A	323,509	2,316
*,1	Monte Rosa Therapeutics Inc.	165,175	2,316
*,1	Janux Therapeutics Inc.	160,794	2,306
*	ORIC Pharmaceuticals Inc.	431,438	2,304
*	Instil Bio Inc.	213,893	2,299
*	Outlook Therapeutics Inc.	1,289,830	2,296
*	AVEO Pharmaceuticals Inc.	405,482	2,267
*	Imago Biosciences Inc.	117,086	2,256
*	CytomX Therapeutics Inc.	843,775	2,253
*,1	Erasca Inc.	256,947	2,210
*	Nkarta Inc.	189,484	2,156
*	PDS Biotechnology Corp.	347,979	2,154
*,1	KemPharm Inc.	427,052	2,148
*	Talkspace Inc.	1,231,313	2,142
*	Durect Corp.	3,190,608	2,137
*	Cytek Biosciences Inc.	197,833	2,133
*	Precision BioSciences Inc.	690,689	2,127
*,1	Atossa Therapeutics Inc.	1,683,368	2,104
*,1	Humanigen Inc.	682,358	2,054
*,1	Taysha Gene Therapies Inc.	313,296	2,043
*,1	Alaunos Therapeutics Inc.	3,097,222	2,021
*	Hyperfine Inc. Class A	566,000	2,004
*	Aerovate Therapeutics Inc.	109,293	2,003
*	Lexicon Pharmaceuticals Inc.	956,981	2,000
*,1	Oyster Point Pharma Inc.	171,624	1,998

		Shares	Market Value ($000)
*	Tenaya Therapeutics Inc.	169,475	1,996
*,1	Pear Therapeutics Inc.	394,100	1,990
*	Pliant Therapeutics Inc.	282,015	1,977
*	Molecular Templates Inc.	565,684	1,952
*,1	TherapeuticsMD Inc.	5,127,891	1,949
*	Otonomy Inc.	800,841	1,922
*,1	Asensus Surgical Inc.	3,064,734	1,921
*	Cue Biopharma Inc.	392,131	1,914
*	MyMD Pharmaceuticals Inc.	410,026	1,911
*,1	Zynex Inc.	306,578	1,910
*	aTyr Pharma Inc.	352,693	1,887
*	Sientra Inc.	849,618	1,886
*,1	Progenity Inc.	1,620,417	1,880
*,1	Matinas BioPharma Holdings Inc.	2,328,905	1,873
*	Sensus Healthcare Inc.	184,192	1,864
*	Tabula Rasa HealthCare Inc.	322,440	1,857
*,1	Enochian Biosciences Inc.	224,087	1,849
*	Beyond Air Inc.	275,872	1,843
*	CytoSorbents Corp.	574,625	1,833
*	ChromaDex Corp.	742,094	1,826
*	9 Meters Biopharma Inc.	3,040,609	1,822
*	Aveanna Healthcare Holdings Inc.	534,364	1,822
*	Enzo Biochem Inc.	624,206	1,810
*	Ovid therapeutics Inc.	576,453	1,810
*	Gelesis Holdings Inc.	399,341	1,809
*,1	P3 Health Partners Inc.	231,100	1,807
*	Paratek Pharmaceuticals Inc.	607,789	1,805
*	Savara Inc.	1,364,571	1,788
*	Oncology Institute Inc.	248,800	1,774
*,1	Ventyx Biosciences Inc.	130,468	1,770
	XBiotech Inc.	203,977	1,762
*,1	Nuvalent Inc. Class A	126,260	1,754
*	Assertio Holdings Inc.	609,803	1,750
*	AirSculpt Technologies Inc.	126,700	1,733
*	Akebia Therapeutics Inc.	2,409,053	1,729
*	Lipocine Inc.	1,260,794	1,727
*,1	Paragon 28 Inc.	102,345	1,713
*	FONAR Corp.	92,217	1,711
*,1	Century Therapeutics Inc.	135,830	1,710
*,1	TFF Pharmaceuticals Inc.	268,314	1,693
*,1	Amylyx Pharmaceuticals Inc.	131,359	1,688
*,1	Applied Molecular Transport Inc.	222,282	1,672
*,1	Eargo Inc.	316,063	1,672
*	Olema Pharmaceuticals Inc.	391,189	1,666
*	Poseida Therapeutics Inc.	368,186	1,649
*,1	Theseus Pharmaceuticals Inc.	142,215	1,640
*	Sight Sciences Inc.	141,329	1,634
*,1	Conformis Inc.	2,618,559	1,633
*,1	Athersys Inc.	2,693,791	1,631
*	Homology Medicines Inc.	535,097	1,627
*,1	MediciNova Inc.	609,149	1,626
*	Adverum Biotechnologies Inc.	1,240,466	1,625
*	Oncocyte Corp.	1,089,017	1,623
*	Sonida Senior Living Inc.	48,598	1,610
*,1	Lyell Immunopharma Inc.	317,510	1,603
*	Clearside Biomedical Inc.	696,581	1,595
*	Quotient Ltd.	1,327,497	1,593
	Forian Inc.	228,825	1,593

		Shares	Market Value ($000)
*,1	Arcellx Inc.	113,209	1,587
*,1	Innovage Holding Corp.	245,528	1,576
*	Selecta Biosciences Inc.	1,266,133	1,557
*	Shattuck Labs Inc.	363,637	1,549
*	ContraFect Corp.	423,212	1,545
*,1	Sesen Bio Inc.	2,559,435	1,543
*	Harpoon Therapeutics Inc.	308,417	1,533
*	Alpine Immune Sciences Inc.	169,911	1,524
*,1	Checkpoint Therapeutics Inc.	860,683	1,523
*,1	Tyra Biosciences Inc.	142,355	1,523
*	Puma Biotechnology Inc.	528,174	1,521
*,1	Absci Corp.	178,102	1,501
*	Synlogic Inc.	623,408	1,496
*	Codiak Biosciences Inc.	236,468	1,483
*,1	Leap Therapeutics Inc.	842,416	1,474
*	VolitionRX Ltd.	489,552	1,474
*	Infinity Pharmaceuticals Inc.	1,258,444	1,435
*	Tarsus Pharmaceuticals Inc.	85,254	1,434
*	iCAD Inc.	318,743	1,422
*	Celcuity Inc.	151,836	1,420
*	Edgewise Therapeutics Inc.	145,776	1,414
*,1	Inmune Bio Inc.	167,766	1,413
*,1	Hepion Pharmaceuticals Inc.	1,089,086	1,405
*	Cortexyme Inc.	225,353	1,395
*,1	Day One Biopharmaceuticals Inc.	138,916	1,378
*	Tela Bio Inc.	118,352	1,376
*	Surface Oncology Inc.	466,484	1,371
*	Cardiff Oncology Inc.	551,356	1,367
*,1	PAVmed Inc.	1,033,854	1,365
*	BrainStorm Cell Therapeutics Inc.	405,606	1,363
*	Passage Bio Inc.	438,742	1,360
*	Akouos Inc.	285,455	1,356
*,1	Genprex Inc.	597,928	1,351
*,1	Verrica Pharmaceuticals Inc.	166,230	1,348
*	SELLAS Life Sciences Group Inc.	201,652	1,347
*	Merrimack Pharmaceuticals Inc.	212,255	1,343
*	Fortress Biotech Inc.	984,130	1,338
*	Opiant Pharmaceuticals Inc.	62,250	1,333
*	Magenta Therapeutics Inc.	459,219	1,332
*,1	PLx Pharma Inc.	329,367	1,331
*,1	Dare Bioscience Inc.	893,408	1,331
*	Palatin Technologies Inc.	2,887,432	1,328
*	Actinium Pharmaceuticals Inc.	259,453	1,326
*,1	iBio Inc.	3,046,799	1,305
*,1	Evelo Biosciences Inc.	381,811	1,294
*	Concert Pharmaceuticals Inc.	383,819	1,293
*,1	ATI Physical Therapy Inc.	680,882	1,280
*,1	Viracta Therapeutics Inc.	268,632	1,279
*,1	SAB Biotherapeutics Inc.	339,966	1,278
*,1	Trevena Inc.	2,309,501	1,270
*	La Jolla Pharmaceutical Co.	297,161	1,269
*	Aeglea BioTherapeutics Inc.	551,501	1,268
*,1	Biotricity Inc.	550,453	1,250
*	Repro-Med Systems Inc.	436,377	1,248
*,1	Atreca Inc. Class A	392,599	1,245
*,1	Zynerba Pharmaceuticals Inc.	603,145	1,236
	ProPhase Labs Inc.	176,029	1,232
*,1	Optinose Inc.	497,532	1,229

		Shares	Market Value ($000)
*,1	DarioHealth Corp.	209,614	1,224
*	Electromed Inc.	98,004	1,219
*,1	Ampio Pharmaceuticals Inc.	2,587,329	1,216
*	TCR2 Therapeutics Inc.	438,705	1,211
*,1	Tonix Pharmaceuticals Holding Corp.	5,226,876	1,203
*,1	Adamis Pharmaceuticals Corp.	2,103,096	1,201
*,1	Icosavax Inc.	169,005	1,190
*,1	Rani Therapeutics Holdings Inc. Class A	88,181	1,190
*	Talaris Therapeutics Inc.	119,365	1,175
*,1	Retractable Technologies Inc.	246,386	1,170
*	Prelude Therapeutics Inc.	169,140	1,167
*,1	Capricor Therapeutics Inc.	339,900	1,166
*	BioAtla Inc.	233,111	1,166
*	Seelos Therapeutics Inc.	1,388,840	1,164
*	UpHealth Inc.	984,568	1,162
*,1	SCYNEXIS Inc.	292,607	1,144
*	Exagen Inc.	141,784	1,139
*,1	Clene Inc.	288,123	1,135
*,1	Eton Pharmaceuticals Inc.	259,195	1,130
*,1	T2 Biosystems Inc.	2,150,741	1,127
*,1	Augmedix Inc.	382,907	1,126
*,1	Adagio Therapeutics Inc.	246,191	1,123
*	Aptinyx Inc. Class A	490,875	1,114
*	Ardelyx Inc.	1,038,221	1,111
*	Sharps Compliance Corp.	186,634	1,101
*,1	Entrada Therapeutics Inc.	117,094	1,100
*,1	AquaBounty Technologies Inc.	579,648	1,084
*	SQZ Biotechnologies Co.	225,092	1,083
*	Mustang Bio Inc.	1,070,054	1,081
*,1	Galectin Therapeutics Inc.	669,113	1,077
*,1	Heat Biologics Inc.	351,949	1,077
*,1	Greenwich Lifesciences Inc.	54,664	1,072
*	Convey Health Solutions Holdings Inc.	163,984	1,072
*	WaVe Life Sciences Ltd.	535,518	1,071
*	Assembly Biosciences Inc.	519,500	1,070
*,1	Solid Biosciences Inc.	882,100	1,059
*	Akoya Biosciences Inc.	95,703	1,052
*,1	Xilio Therapeutics Inc.	147,980	1,046
*	Orgenesis Inc.	300,195	1,042
*	Alpha Teknova Inc.	73,861	1,020
*	CASI Pharmaceuticals Inc.	1,257,956	1,019
*	F-star Therapeutics Inc.	285,564	1,014
*	Silverback Therapeutics Inc.	288,024	1,011
*	Graphite Bio Inc.	193,655	988
*	LENSAR Inc.	133,054	985
*	Neuronetics Inc.	323,114	979
*	NextCure Inc.	201,452	979
*	Milestone Scientific Inc.	643,170	978
*	Singular Genomics Systems Inc.	151,515	956
*	Annovis Bio Inc.	70,905	947
*	Frequency Therapeutics Inc.	443,323	940
*,1	Aspira Women's Health Inc.	902,198	938
*	Streamline Health Solutions Inc.	582,649	932
*	Syros Pharmaceuticals Inc.	779,586	928
*,1	Pulse Biosciences Inc.	190,750	927
*	Annexon Inc.	335,473	916
*	Corbus Pharmaceuticals Holdings Inc.	1,697,444	902
*,1	Aquestive Therapeutics Inc.	345,020	900

		Shares	Market Value ($000)
*	Neoleukin Therapeutics Inc.	478,112	899
*,1	Anixa Biosciences Inc.	327,750	898
*	RxSight Inc.	71,639	887
*	Athenex Inc.	1,063,900	882
*,1	Vor BioPharma Inc.	144,337	872
*	Oncternal Therapeutics Inc.	620,309	862
*	Societal CDMO Inc.	470,492	847
*	Eyenovia Inc.	277,328	846
*	MEI Pharma Inc.	1,381,932	833
*	Novan Inc.	209,835	827
*,1	Biolase Inc.	2,313,972	817
*,1	Surrozen Inc.	271,491	817
*	IsoRay Inc.	2,232,052	810
*	Moleculin Biotech Inc.	454,105	808
*,1	NRX Pharmaceuticals Inc.	328,594	805
*	Aura Biosciences Inc.	36,280	798
*,1	180 Life Sciences Corp.	307,089	795
*,1	GT Biopharma Inc.	275,611	794
*	Eledon Pharmaceuticals Inc.	200,945	792
*,1	Evofem Biosciences Inc.	2,316,042	787
*	Ikena Oncology Inc.	125,336	765
*,1	Equillium Inc.	242,039	762
*	IRIDEX Corp.	163,869	759
*,1	Brooklyn ImmunoTherapeutics Inc.	370,478	759
*	Biomerica Inc.	167,984	751
*	Achieve Life Sciences Inc.	98,787	748
*	PhaseBio Pharmaceuticals Inc.	563,593	744
*,1	Vivos Therapeutics Inc.	274,143	735
*	Ocuphire Pharma Inc.	224,241	727
*,1	Rapid Micro Biosystems Inc. Class A	105,947	719
*	Protara Therapeutics Inc.	140,444	718
*,1	Jasper Therapeutics Inc.	201,513	715
*,1	Immunome Inc.	125,377	712
*,1	Microbot Medical Inc.	113,273	710
*	Lantern Pharma Inc.	99,130	709
*,1	Kala Pharmaceuticals Inc.	508,706	702
*	NeuroPace Inc.	85,399	701
*	Larimar Therapeutics Inc.	172,508	699
*,1	Hookipa Pharma Inc.	305,886	697
*	Predictive Oncology Inc.	712,227	696
*	Invacare Corp.	490,517	692
*	Vincerx Pharma Inc.	173,040	692
*	Renovacor Inc.	163,183	692
*	Tracon Pharmaceuticals Inc.	262,440	690
*	Black Diamond Therapeutics Inc.	248,601	689
*	NeuBase Therapeutics Inc.	362,230	681
*	Candel Therapeutics Inc.	133,875	681
*	Avrobio Inc.	513,661	678
*	Eliem Therapeutics Inc.	80,793	678
*	Five Star Senior Living Inc.	312,843	673
*,1	Accelerate Diagnostics Inc.	463,803	668
*	Axcella Health Inc.	259,076	666
*,1	Longeveron Inc.	48,295	666
*	GlycoMimetics Inc.	582,678	664
*	enVVeno Medical Corp.	104,199	664
*,1	Immuneering Corp. Class A	102,456	663
*,1	AIM ImmunoTech Inc.	619,120	656
*,1	Rallybio Corp.	92,986	649

		Shares	Market Value ($000)
*	Eloxx Pharmaceuticals Inc.	1,154,415	646
*	ImmuCell Corp.	66,076	638
*	Omega Therapeutics Inc.	101,298	632
*	scPharmaceuticals Inc.	110,442	627
*	Avalo Therapeutics Inc.	863,405	626
*,1	Rockwell Medical Inc.	1,319,673	622
*	CareCloud Inc.	119,683	616
*	Caladrius Biosciences Inc.	850,585	614
*,1	Impel Neuropharma Inc.	95,935	611
*	Pyxis Oncology Inc.	151,114	610
*,1	Clever Leaves Holdings Inc.	244,530	609
*	Applied Genetic Technologies Corp.	556,629	596
*,1	AIkido Pharma Inc.	1,319,023	594
*,1	Delcath Systems Inc.	92,408	591
*	Corvus Pharmaceuticals Inc.	356,146	584
*	Finch Therapeutics Group Inc.	116,096	584
*	DiaMedica Therapeutics Inc.	228,271	571
*	Aileron Therapeutics Inc.	1,106,799	567
*	UNITY Biotechnology Inc.	503,319	564
*	Acumen Pharmaceuticals Inc.	142,419	557
*	Synthetic Biologics Inc.	1,942,122	554
*,1	Nemaura Medical Inc.	126,397	552
*	cbdMD Inc.	529,204	550
*	Psychemedics Corp.	78,208	544
*	Kaleido Biosciences Inc.	326,763	539
*	Champions Oncology Inc.	65,827	535
*,1	Biomea Fusion Inc.	119,961	535
*	Surgalign Holdings Inc.	1,755,482	534
*	Aligos Therapeutics Inc.	246,820	531
*	Sonendo Inc.	130,960	525
*	Cyclerion Therapeutics Inc.	468,984	521
*	Ekso Bionics Holdings Inc.	179,165	518
*	Applied Therapeutics Inc.	242,749	512
*	Rain Therapeutics Inc.	100,844	511
*,1	Second Sight Medical Products Inc.	353,759	506
*	Sanara Medtech Inc.	18,221	506
*	Biocept Inc.	217,755	505
*,1	Codex DNA Inc.	93,668	503
*	Great Elm Group Inc.	274,500	497
*	Tyme Technologies Inc.	1,414,981	495
*	Werewolf Therapeutics Inc.	109,878	483
*,1	VYNE Therapeutics Inc.	738,229	480
*	Precipio Inc.	352,392	476
*	AcelRx Pharmaceuticals Inc.	1,657,710	473
*,1	eFFECTOR Therapeutics Inc.	117,573	471
*,1	Oragenics Inc.	1,364,121	470
*	CVRx Inc.	78,213	468
*,1	BioSig Technologies Inc.	403,690	464
*	Lucira Health Inc.	130,090	464
*	Cocrystal Pharma Inc.	841,362	463
*	Aptevo Therapeutics Inc.	78,656	462
*	X4 Pharmaceuticals Inc.	262,584	460
*	89bio Inc.	121,613	458
*	Cidara Therapeutics Inc.	545,619	454
*	Cellectar Biosciences Inc.	653,769	450
*,1	Onconova Therapeutics Inc.	236,310	435
*	Bolt Biotherapeutics Inc.	157,140	431
*,1	ElectroCore Inc.	718,880	421

		Shares	Market Value ($000)
*,1	Jaguar Health Inc.	587,867	416
*	NexImmune Inc.	97,320	410
*	Minerva Neurosciences Inc.	488,628	406
*	Celsion Corp.	79,599	403
*,1	Oncorus Inc.	224,961	400
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*	Lumos Pharma Inc.	42,130	398
*	Sio Gene Therapies Inc.	593,038	397
*	NeuroMetrix Inc.	94,942	395
*,1	Organovo Holdings Inc.	104,359	392
*	Satsuma Pharmaceuticals Inc.	102,986	391
*,1	BioCardia Inc.	189,000	391
*	Inozyme Pharma Inc.	95,089	389
*	Cabaletta Bio Inc.	191,348	388
*,1	Lannett Co. Inc.	491,745	387
*	Acutus Medical Inc.	277,784	386
*	Marker Therapeutics Inc.	869,815	383
*,1	Zosano Pharma Corp.	1,678,758	378
*,1	Calithera Biosciences Inc.	920,990	372
*	Bio-Path Holdings Inc.	94,978	365
*	Aytu BioPharma Inc.	336,761	364
*	Diffusion Pharmaceuticals Inc.	1,446,806	362
*	Catalyst Biosciences Inc.	533,743	352
*,1	Genocea Biosciences Inc.	279,637	350
*,1	Aprea Therapeutics Inc.	187,071	348
*	Strata Skin Sciences Inc.	235,454	346
*	Regulus Therapeutics Inc.	1,150,914	343
*	Adial Pharmaceuticals Inc.	170,755	343
*,1	RVL Pharmaceuticals plc	200,978	340
*,1	Synaptogenix Inc.	43,477	337
*,1	NanoVibronix Inc.	289,829	336
*	Bellerophon Therapeutics Inc.	142,009	335
*	Decibel Therapeutics Inc.	110,152	335
*	Brickell Biotech Inc.	1,250,058	334
*	OpGen Inc.	444,132	333
*	OncoSec Medical Inc.	286,551	330
*	Gemini Therapeutics Inc. Class A	237,759	330
*,1	Dyadic International Inc.	108,822	328
*,1	Abeona Therapeutics Inc.	1,037,222	327
*	Entasis Therapeutics Holdings Inc.	173,140	324
*	Aravive Inc.	166,831	322
*	Galera Therapeutics Inc.	135,361	322
*,1	Idera Pharmaceuticals Inc.	644,748	322
*	ARCA biopharma Inc.	140,054	322
*	Edesa Biotech Inc.	106,091	315
*	Terns Pharmaceuticals Inc.	103,931	309
*	Kewaunee Scientific Corp.	21,459	307
*,1	Cyteir Therapeutics Inc.	80,980	305
*	Alimera Sciences Inc.	53,677	301
*	Vyant Bio Inc.	210,231	301
*	Venus Concept Inc.	209,199	299
*,1	Chembio Diagnostics Inc.	359,348	295
*,1	Talis Biomedical Corp.	209,178	295
*	AN2 Therapeutics Inc.	19,514	294
*,1	Soligenix Inc.	400,675	292
*	Reneo Pharmaceuticals Inc.	99,437	292
*	Astria Therapeutics Inc.	43,064	289
*	Tempest Therapeutics Inc.	84,613	288

		Shares	Market Value ($000)
*	INVO BioScience Inc.	105,539	279
*,1	Ontrak Inc.	121,450	275
*	Cyclacel Pharmaceuticals Inc.	86,789	265
*	NanoViricides Inc.	123,977	259
*	Pro-Dex Inc.	15,693	259
*,1	Aethlon Medical Inc.	176,989	258
*	Reviva Pharmaceuticals Holdings Inc.	103,986	256
*,1	Avinger Inc.	70,590	256
*	Agile Therapeutics Inc.	1,176,762	247
*,1	Trevi Therapeutics Inc.	111,654	246
*,1	Qualigen Therapeutics Inc.	370,708	245
*,1	Vigil Neuroscience Inc.	34,534	243
*,1	Vaccinex Inc.	183,225	242
*	Cumberland Pharmaceuticals Inc.	82,984	234
*	Myomo Inc.	61,353	234
*,1	Aridis Pharmaceuticals Inc.	128,846	227
*	Sensei Biotherapeutics Inc.	97,509	225
*	Cyclo Therapeutics Inc.	71,043	225
*	AgeX Therapeutics Inc.	259,011	221
*,1	SiNtx Technologies Inc.	362,591	221
*,1	vTv Therapeutics Inc. Class A	304,454	220
*	Navidea Biopharmaceuticals Inc.	276,491	218
*	Forte Biosciences Inc.	148,829	217
*,1	Spruce Biosciences Inc.	104,042	209
*	Exicure Inc.	1,044,682	208
*,1	Bellicum Pharmaceuticals Inc.	92,706	200
*	Calyxt Inc.	192,274	200
*	ENDRA Life Sciences Inc.	513,961	200
*,1	Yield10 Bioscience Inc.	36,944	196
*	PolarityTE Inc.	796,892	195
*	Virpax Pharmaceuticals Inc.	88,040	195
	iSpecimen Inc.	36,086	194
*	LogicBio Therapeutics Inc.	282,216	192
*,1	Biofrontera Inc.	57,759	192
*	Cohbar Inc.	606,938	191
*,1	Acorda Therapeutics Inc.	117,219	189
*,1	Applied DNA Sciences Inc.	87,412	187
*	Pulmatrix Inc.	26,806	183
*	Angion Biomedica Corp.	84,876	180
	Petros Pharmaceuticals Inc.	113,823	178
*	Evoke Pharma Inc.	358,222	177
*	Lyra Therapeutics Inc.	43,756	176
*,1	Benitec Biopharma Inc.	74,773	175
*	IsoPlexis Corp.	50,953	175
*	Processa Pharmaceuticals Inc.	57,932	174
*	Soleno Therapeutics Inc.	749,100	167
*,1	Motus GI Holdings Inc.	461,025	166
*	American Shared Hospital Services	68,306	160
*	SunLink Health Systems Inc.	108,130	158
*	Plus Therapeutics Inc.	154,194	154
*	BioVie Inc. Class A	32,672	154
*	Windtree Therapeutics Inc.	133,554	152
*	Landos Biopharma Inc.	103,089	152
*	Salarius Pharmaceuticals Inc.	377,847	150
*	Kintara Therapeutics Inc.	377,452	150
*	Allied Healthcare Products Inc.	45,588	148
*	Hoth Therapeutics Inc.	210,314	146
*	Tenax Therapeutics Inc.	173,801	141

		Shares	Market Value ($000)
*	Sigilon Therapeutics Inc.	95,157	140
*	Phio Pharmaceuticals Corp.	154,261	137
*	Ensysce Biosciences Inc.	117,994	135
*,1	Allena Pharmaceuticals Inc.	577,425	133
*	Checkmate Pharmaceuticals Inc.	41,483	132
*	Nutriband Inc.	29,833	126
*,2	Strongbridge Biopharma plc CVR	687,671	125
*	IMARA Inc.	65,610	123
*	Longboard Pharmaceuticals Inc.	23,559	122
*,1	Cue Health Inc.	18,991	122
*	Viveve Medical Inc.	114,011	121
*	Context Therapeutics Inc.	55,579	121
*	Graybug Vision Inc.	96,699	119
*,1	Statera Biopharma Inc.	378,677	119
*,1	Biodesix Inc.	69,032	117
*	SCWorx Corp.	103,672	116
*	Monopar Therapeutics Inc.	45,070	115
*	NovaBay Pharmaceuticals Inc.	373,541	111
*	Sonoma Pharmaceuticals Inc.	27,591	111
*,1	Lexaria Bioscience Corp.	33,164	109
*	IN8bio Inc.	31,297	109
*	PetVivo Holdings Inc.	52,937	108
*	Sera Prognostics Inc. Class A	28,210	107
*	Armata Pharmaceuticals Inc.	21,625	106
*	GeoVax Labs Inc.	91,154	105
*	ReShape Lifesciences Inc.	88,359	104
*	Protagenic Therapeutics Inc.	126,837	103
*	Baudax Bio Inc.	58,320	103
*	Xenetic Biosciences Inc.	96,724	99
*,1	HTG Molecular Diagnostics Inc.	70,922	99
*	TScan Therapeutics Inc.	35,247	99
*	Creative Medical Technology Holdings Inc.	25,169	98
*	Timber Pharmaceuticals Inc.	252,587	97
*	Minerva Surgical Inc.	21,195	95
*	Rezolute Inc.	27,772	94
*,2	Aduro Biotech Inc. CVR	150,581	90
*	Virios Therapeutics Inc.	18,685	84
*	Dynatronics Corp.	106,188	77
*	CynergisTek Inc.	55,455	74
*,1	Palisade Bio Inc.	69,410	74
*	Biorestorative Therapies Inc.	14,000	73
*	Titan Pharmaceuticals Inc.	72,773	70
*	Pasithea Therapeutics Corp.	53,683	70
*,1	Vaxxinity Inc. Class A	15,947	69
*,1	Histogen Inc.	272,775	68
*	Aziyo Biologics Inc. Class A	11,215	67
	Indaptus Therapeutics Inc.	16,338	65
*	HCW Biologics Inc.	23,321	64
*	Better Therapeutics Inc.	32,412	64
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*	Enveric Biosciences Inc.	191,247	63
*	Avenue Therapeutics Inc.	125,030	60
*	Miromatrix Medical Inc.	15,178	60
*	Lixte Biotechnology Holdings Inc.	48,388	59
*	Galecto Inc.	25,708	57
*	NeuroBo Pharmaceuticals Inc.	59,547	54
*	Aditxt Inc.	118,348	54
*	ThermoGenesis Holdings Inc.	77,065	52

		Shares	Market Value ($000)
*	Inhibikase Therapeutics Inc.	34,361	51
*	PharmaCyte Biotech Inc.	21,620	50
*	Imac Holdings Inc.	45,983	47
*	Yumanity Therapeutics Inc.	29,192	44
*,1	Panbela Therapeutics Inc.	20,608	43
*,1	Vallon Pharmaceuticals Inc.	22,146	42
*	Elevation Oncology Inc.	16,281	41
*,1	RA Medical Systems Inc.	96,567	39
*	Kiora Pharmaceuticals Inc.	59,968	37
*	Metacrine Inc.	58,362	36
*	HeartBeam Inc.	15,570	28
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*	Cognition Therapeutics Inc.	4,487	12
*	Clarus Therapeutics Holdings Inc.	7,900	12
*	Nuvectis Pharma Inc.	929	7
*,1	InVivo Therapeutics Holdings Corp.	16,200	6
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,675	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	Ligand Pharmaceuticals Inc. General CVR	395,811	4
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	3
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	PDL BioPharma Inc.	1,757,467	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Advaxis Inc. Warrants Exp. 9/11/24	47,130	—
*	Sonnet BioTherapeutics Holdings Inc.	1,306	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,1,2	Aerpio Pharmaceuticals Inc. CVR	498,929	—
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	—
			12,113,179
Industrials (13.9%)
*	Uber Technologies Inc.	22,152,838	790,413
*	CoStar Group Inc.	5,228,003	348,237
	TransUnion	2,523,052	260,732
*	Plug Power Inc.	6,879,916	196,834
	Carlisle Cos. Inc.	689,676	169,605
*	Builders FirstSource Inc.	2,533,622	163,520
	Graco Inc.	2,240,719	156,223
	Booz Allen Hamilton Holding Corp.	1,766,578	155,176
*	Lyft Inc. Class A	3,967,617	152,356
*	AECOM	1,871,400	143,742
*	Avis Budget Group Inc.	531,543	139,955
	Regal Rexnord Corp.	895,345	133,209
	Watsco Inc.	434,897	132,487
	Hubbell Inc. Class B	717,990	131,945
*	Axon Enterprise Inc.	904,239	124,541
	Owens Corning	1,323,576	121,107
*	Middleby Corp.	733,783	120,296
	HEICO Corp. Class A	942,788	119,574
	AGCO Corp.	812,069	118,586
	Toro Co.	1,384,377	118,350
	Tetra Tech Inc.	716,890	118,244
*	WillScot Mobile Mini Holdings Corp.	2,964,078	115,984

		Shares	Market Value ($000)
	Lennox International Inc.	443,445	114,347
	Knight-Swift Transportation Holdings Inc. Class A	2,197,012	110,861
	Lincoln Electric Holdings Inc.	786,151	108,339
*	Sensata Technologies Holding plc	2,077,533	105,643
	Woodward Inc.	833,748	104,143
	KBR Inc.	1,857,289	101,649
*	Trex Co. Inc.	1,520,216	99,316
*	SiteOne Landscape Supply Inc.	588,386	95,136
*	XPO Logistics Inc.	1,301,588	94,756
*	GXO Logistics Inc.	1,303,231	92,973
*	CACI International Inc. Class A	307,742	92,710
	HEICO Corp.	595,243	91,394
	Advanced Drainage Systems Inc.	756,650	89,898
*	Clarivate plc	5,279,950	88,492
	Oshkosh Corp.	878,052	88,376
	Acuity Brands Inc.	461,303	87,325
*	Saia Inc.	349,514	85,219
	ITT Inc.	1,122,520	84,425
	Donaldson Co. Inc.	1,619,879	84,120
*	Sunrun Inc.	2,738,733	83,175
*	Chart Industries Inc.	472,234	81,116
*	ASGN Inc.	691,006	80,647
	EMCOR Group Inc.	705,957	79,512
	Curtiss-Wright Corp.	515,757	77,446
*	WESCO International Inc.	591,527	76,981
	AMERCO	128,738	76,849
	nVent Electric plc	2,192,090	76,241
	Landstar System Inc.	498,100	75,128
*	Evoqua Water Technologies Corp.	1,596,333	74,996
	Exponent Inc.	691,140	74,678
*	RBC Bearings Inc.	383,276	74,310
*	Clean Harbors Inc.	656,681	73,312
*	Univar Solutions Inc.	2,239,714	71,984
*	Colfax Corp.	1,799,345	71,596
*	Stericycle Inc.	1,213,544	71,502
	MDU Resources Group Inc.	2,677,150	71,346
*	FTI Consulting Inc.	448,847	70,568
	Crane Co.	649,962	70,378
	Science Applications International Corp.	750,862	69,207
*	MasTec Inc.	785,550	68,421
*	IAA Inc.	1,786,041	68,316
	Spirit AeroSystems Holdings Inc. Class A	1,385,638	67,744
	Matson Inc.	555,109	66,957
	ManpowerGroup Inc.	712,090	66,879
*	Hexcel Corp.	1,118,323	66,507
	BWX Technologies Inc.	1,230,129	66,255
	Valmont Industries Inc.	276,179	65,896
	UFP Industries Inc.	823,843	63,568
	MSA Safety Inc.	478,423	63,487
	Simpson Manufacturing Co. Inc.	578,243	63,052
	Air Lease Corp. Class A	1,408,319	62,881
*	JetBlue Airways Corp.	4,166,893	62,295
	Flowserve Corp.	1,730,640	62,130
	Triton International Ltd.	882,158	61,910
*	Atkore Inc.	595,831	58,654
	GATX Corp.	474,365	58,503
*	Casella Waste Systems Inc. Class A	665,674	58,346
	Zurn Water Solutions Corp.	1,648,090	58,342

		Shares	Market Value ($000)
*	Kirby Corp.	800,745	57,806
	Vertiv Holdings Co. Class A	4,081,952	57,147
*	API Group Corp.	2,704,021	56,866
	Ryder System Inc.	714,967	56,718
*	Herc Holdings Inc.	331,521	55,394
	Armstrong World Industries Inc.	615,007	55,357
	Timken Co.	902,374	54,774
	Allison Transmission Holdings Inc.	1,386,131	54,420
*	Fluor Corp.	1,865,969	53,535
	MSC Industrial Direct Co. Inc. Class A	615,610	52,456
	Applied Industrial Technologies Inc.	508,742	52,227
	Watts Water Technologies Inc. Class A	364,972	50,946
	John Bean Technologies Corp.	420,103	49,770
*,1	TriNet Group Inc.	500,506	49,230
*	Mercury Systems Inc.	759,076	48,922
	SPX FLOW Inc.	549,504	47,378
*	Bloom Energy Corp. Class A	1,960,950	47,357
	Insperity Inc.	469,326	47,130
	Korn Ferry	717,451	46,591
*,1	ChargePoint Holdings Inc.	2,319,920	46,120
*	Resideo Technologies Inc.	1,914,476	45,622
	Brink's Co.	649,436	44,162
*	Beacon Roofing Supply Inc.	731,823	43,382
	Hillenbrand Inc.	958,543	42,339
	Comfort Systems USA Inc.	475,227	42,300
	Franklin Electric Co. Inc.	506,531	42,062
	EnerSys	548,731	40,919
	Mueller Industries Inc.	755,008	40,899
	ABM Industries Inc.	885,086	40,749
*	Welbilt Inc.	1,706,170	40,522
	Aerojet Rocketdyne Holdings Inc.	988,256	38,888
	Maxar Technologies Inc.	963,566	38,022
*	Dycom Industries Inc.	398,724	37,982
*	Upwork Inc.	1,600,357	37,192
	UniFirst Corp.	200,566	36,960
	Trinity Industries Inc.	1,073,620	36,890
	Arcosa Inc.	640,378	36,662
*	AZEK Co. Inc. Class A	1,460,267	36,273
	Boise Cascade Co.	521,711	36,243
	Albany International Corp. Class A	427,095	36,013
*	Dun & Bradstreet Holdings Inc.	2,023,858	35,458
	Forward Air Corp.	355,461	34,757
	MillerKnoll Inc.	1,000,700	34,584
*	Hub Group Inc. Class A	446,716	34,491
	Helios Technologies Inc.	429,200	34,443
	Moog Inc. Class A	385,013	33,804
*	Kratos Defense & Security Solutions Inc.	1,645,112	33,692
	Altra Industrial Motion Corp.	855,125	33,290
*	Meritor Inc.	928,823	33,038
	Werner Enterprises Inc.	801,539	32,863
	Terex Corp.	920,151	32,813
*	Alight Inc. Class A	3,282,895	32,665
*	Ameresco Inc. Class A	410,169	32,608
*	Allegiant Travel Co.	197,113	32,009
	Kennametal Inc.	1,094,475	31,313
*	Spirit Airlines Inc.	1,431,300	31,303
	ManTech International Corp. Class A	362,380	31,234
*	Atlas Air Worldwide Holdings Inc.	354,792	30,643

		Shares	Market Value ($000)
	Encore Wire Corp.	268,181	30,591
	AAON Inc.	544,619	30,352
	Kadant Inc.	152,895	29,691
	Brady Corp. Class A	639,197	29,576
*	SPX Corp.	596,366	29,466
*	CBIZ Inc.	696,514	29,233
*,1	Nikola Corp.	2,724,150	29,176
*	KAR Auction Services Inc.	1,605,045	28,971
*	AeroVironment Inc.	306,973	28,898
*	GMS Inc.	574,870	28,611
*,1	FuelCell Energy Inc.	4,873,413	28,071
*	Masonite International Corp.	315,039	28,020
	Rush Enterprises Inc. Class A	549,449	27,972
	McGrath RentCorp	322,813	27,433
	Federal Signal Corp.	804,819	27,163
	EnPro Industries Inc.	276,002	26,974
	Mueller Water Products Inc. Class A	2,071,574	26,765
	ArcBest Corp.	320,852	25,829
*	Air Transport Services Group Inc.	765,866	25,618
	GrafTech International Ltd.	2,643,631	25,432
	CSW Industrials Inc.	211,477	24,868
*	JELD-WEN Holding Inc.	1,221,246	24,767
*	Veritiv Corp.	184,422	24,637
	Barnes Group Inc.	605,876	24,350
*	Shoals Technologies Group Inc. Class A	1,401,423	23,880
	ESCO Technologies Inc.	341,179	23,855
*,1	Virgin Galactic Holdings Inc.	2,401,797	23,730
*,1	Joby Aviation Inc.	3,574,024	23,660
	Lindsay Corp.	144,239	22,647
	Greenbrier Cos. Inc.	431,991	22,252
*	Triumph Group Inc.	863,525	21,830
*,1	Microvast Holdings Inc.	3,197,143	21,421
	HNI Corp.	576,741	21,368
*	AAR Corp.	439,920	21,305
*	NV5 Global Inc.	158,529	21,132
*	MYR Group Inc.	224,380	21,101
	ICF International Inc.	222,136	20,912
*	Vicor Corp.	285,687	20,155
*	US Ecology Inc.	417,543	19,992
	Tennant Co.	251,594	19,826
	Granite Construction Inc.	603,705	19,802
*	Driven Brands Holdings Inc.	752,579	19,778
	Kforce Inc.	265,437	19,634
*,1	Aurora Innovation Inc.	3,464,877	19,369
*	Proto Labs Inc.	365,069	19,312
*	Gates Industrial Corp. plc	1,278,077	19,248
*	SkyWest Inc.	666,192	19,220
	Alamo Group Inc.	131,709	18,938
*	Montrose Environmental Group Inc.	355,347	18,809
*	Enovix Corp.	1,312,743	18,733
*	ACV Auctions Inc. Class A	1,261,243	18,679
*	Core & Main Inc. Class A	771,853	18,671
*	Gibraltar Industries Inc.	434,656	18,668
*	Stem Inc.	1,694,989	18,662
*,1	Proterra Inc.	2,470,826	18,581
	H&E Equipment Services Inc.	425,825	18,532
	Healthcare Services Group Inc.	990,555	18,395
*	Array Technologies Inc.	1,589,286	17,911

		Shares	Market Value ($000)
*	CoreCivic Inc.	1,603,048	17,906
	Enerpac Tool Group Corp. Class A	812,005	17,775
*	Cornerstone Building Brands Inc.	728,885	17,726
	Deluxe Corp.	566,415	17,128
	Primoris Services Corp.	715,455	17,042
*	Hertz Global Holdings Inc.	766,465	16,977
*	Cimpress plc	260,947	16,594
	Standex International Corp.	165,076	16,494
*	NOW Inc.	1,485,703	16,387
	Apogee Enterprises Inc.	338,056	16,044
	Columbus McKinnon Corp.	375,200	15,908
*	Hillman Solutions Corp.	1,333,395	15,841
	Kaman Corp.	363,233	15,793
	AZZ Inc.	326,370	15,744
*,1	Rocket Lab USA Inc.	1,933,233	15,563
	Shyft Group Inc.	426,483	15,400
	Marten Transport Ltd.	817,044	14,511
*	PGT Innovations Inc.	804,990	14,474
*	Construction Partners Inc. Class A	547,477	14,333
	Steelcase Inc. Class A	1,161,988	13,886
*	TrueBlue Inc.	479,117	13,842
*	Hawaiian Holdings Inc.	696,185	13,715
*	Parsons Corp.	353,185	13,668
	Matthews International Corp. Class A	420,515	13,608
*	Huron Consulting Group Inc.	290,292	13,298
*	Harsco Corp.	1,059,813	12,972
	Astec Industries Inc.	300,779	12,934
*,1	Blink Charging Co.	488,673	12,930
	Griffon Corp.	636,999	12,759
*	Eagle Bulk Shipping Inc.	185,512	12,635
*	Great Lakes Dredge & Dock Corp.	881,108	12,362
	Schneider National Inc. Class B	472,054	12,037
*	Planet Labs PBC	2,335,899	11,866
*,1	Desktop Metal Inc. Class A	2,476,475	11,738
	Genco Shipping & Trading Ltd.	494,424	11,678
	Pitney Bowes Inc.	2,225,195	11,571
*	First Advantage Corp.	547,322	11,050
	Interface Inc. Class A	804,560	10,918
	GEO Group Inc.	1,641,281	10,849
*	American Woodmark Corp.	220,977	10,817
*	Sun Country Airlines Holdings Inc.	412,364	10,796
	Gorman-Rupp Co.	299,377	10,742
	Kelly Services Inc. Class A	491,887	10,669
	Heidrick & Struggles International Inc.	266,258	10,538
	Douglas Dynamics Inc.	303,710	10,505
*	Sterling Construction Co. Inc.	390,568	10,467
*,1	SES AI Corp.	1,154,871	10,452
*	Energy Recovery Inc.	515,549	10,383
*	Titan International Inc.	692,144	10,195
*	Viad Corp.	283,010	10,086
*	MRC Global Inc.	829,346	9,878
	Insteel Industries Inc.	264,676	9,790
	Quanex Building Products Corp.	466,187	9,785
	Wabash National Corp.	655,663	9,730
*	SP Plus Corp.	309,193	9,696
*	Hayward Holdings Inc.	568,446	9,448
*	BlueLinx Holdings Inc.	130,532	9,383
	ACCO Brands Corp.	1,109,950	8,880

		Shares	Market Value ($000)
*	Forrester Research Inc.	154,099	8,694
	CRA International Inc.	102,849	8,666
	Heartland Express Inc.	608,315	8,559
*	Daseke Inc.	804,110	8,097
	Barrett Business Services Inc.	102,466	7,938
*,1	Archer Aviation Inc. Class A	1,605,716	7,724
*	Titan Machinery Inc.	272,797	7,709
*,1	Hyzon Motors Inc.	1,203,875	7,693
	Argan Inc.	188,252	7,641
*	Transcat Inc.	93,662	7,600
*,1	Velo3D Inc.	814,904	7,587
*	BrightView Holdings Inc.	556,576	7,575
*	Thermon Group Holdings Inc.	465,137	7,535
*	Franklin Covey Co.	164,813	7,453
*,1	Wheels Up Experience Inc.	2,394,045	7,445
*	CIRCOR International Inc.	276,512	7,361
	Resources Connection Inc.	426,036	7,302
*	Hydrofarm Holdings Group Inc.	481,762	7,299
*	Manitowoc Co. Inc.	479,475	7,230
[1]	Tecnoglass Inc.	286,459	7,230
	Global Industrial Co.	221,487	7,139
*	TPI Composites Inc.	505,910	7,113
*,1	Hyliion Holdings Corp.	1,533,711	6,794
*	Janus International Group Inc.	746,763	6,721
*	Heritage-Crystal Clean Inc.	224,244	6,640
	VSE Corp.	142,668	6,576
*,1	Astra Space Inc.	1,696,339	6,548
*	DXP Enterprises Inc.	231,020	6,258
*,1	Heliogen Inc.	1,183,942	6,228
*	Vectrus Inc.	170,593	6,117
*,1	Fluence Energy Inc. Class A	462,087	6,058
*	Babcock & Wilcox Enterprises Inc.	738,840	6,029
	REV Group Inc.	446,761	5,987
	Rush Enterprises Inc. Class B	119,253	5,766
*	Ducommun Inc.	108,275	5,673
*	TuSimple Holdings Inc. Class A	459,971	5,612
*	Blue Bird Corp.	297,716	5,603
*	Custom Truck One Source Inc.	656,809	5,511
*,1	Sarcos Technology & Robotics Corp.	818,159	5,441
	Luxfer Holdings plc	317,100	5,327
	Ennis Inc.	287,759	5,315
*,1	Skillsoft Corp.	876,638	5,295
*,1	Blade Air Mobility Inc.	622,575	5,286
	Omega Flex Inc.	40,220	5,223
*	Sterling Check Corp.	191,168	5,053
	National Presto Industries Inc.	65,450	5,036
*	HireRight Holdings Corp.	294,035	5,028
*	Tutor Perini Corp.	458,437	4,951
*	IES Holdings Inc.	122,362	4,919
*	Willdan Group Inc.	160,041	4,912
*,1	Bird Global Inc. Class A	1,969,006	4,824
	Allied Motion Technologies Inc.	159,307	4,754
*	Infrastructure & Energy Alternatives Inc.	388,713	4,606
*	Aris Water Solution Inc. Class A	252,491	4,595
*	Astronics Corp.	348,489	4,506
*	Lawson Products Inc.	115,679	4,458
*,1	Frontier Group Holdings Inc.	388,093	4,397
	Kimball International Inc. Class B	518,167	4,379

		Shares	Market Value ($000)
	Miller Industries Inc.	152,533	4,295
	Hyster-Yale Materials Handling Inc.	127,694	4,241
*	Alta Equipment Group Inc.	340,141	4,204
*	Radiant Logistics Inc.	652,410	4,156
*,1	ESS Tech Inc.	717,258	3,995
*,1	Red Violet Inc.	138,369	3,944
*	Vidler Water Resouces Inc.	252,177	3,894
*,1	Legalzoom.com Inc.	265,132	3,749
*	Markforged Holding Corp.	911,060	3,635
	Park Aerospace Corp.	277,027	3,615
*	AerSale Corp.	229,879	3,614
*	Commercial Vehicle Group Inc.	402,863	3,404
*	Quad/Graphics Inc.	490,560	3,404
*	PAM Transportation Services Inc.	94,890	3,297
*	Matrix Service Co.	390,745	3,212
*	Covenant Logistics Group Inc. Class A	149,160	3,211
*	Yellow Corp.	458,062	3,211
*	Acacia Research Corp.	707,269	3,190
*	Huttig Building Products Inc.	292,514	3,118
*	Northwest Pipe Co.	117,051	2,979
*	Atlas Technical Consultants Inc. Class A	239,663	2,886
*	Hudson Technologies Inc.	464,105	2,882
*,1	Spire Global Inc.	1,358,280	2,852
	Hurco Cos. Inc.	90,466	2,851
*	American Superconductor Corp.	363,751	2,768
*,1	Beam Global	134,387	2,748
	Powell Industries Inc.	129,883	2,522
	LSI Industries Inc.	397,782	2,387
*	DLH Holdings Corp.	125,424	2,376
*	CECO Environmental Corp.	427,598	2,348
*	INNOVATE Corp.	616,408	2,275
*	Momentus Inc.	710,581	2,267
*,1	Eos Energy Enterprises Inc.	537,466	2,247
	Preformed Line Products Co.	35,415	2,246
*,1	Xos Inc.	747,681	2,236
*	L B Foster Co. Class A	142,200	2,186
*	Twin Disc Inc.	129,437	2,154
*,1	Lightning eMotors Inc.	372,740	2,125
*	USA Truck Inc.	102,838	2,118
	ARC Document Solutions Inc.	533,380	2,080
	Eastern Co.	88,795	2,068
*	Cadre Holdings Inc.	80,841	1,985
*,1	Redwire Corp.	232,847	1,975
*	Concrete Pumping Holdings Inc.	281,122	1,884
*,1	Romeo Power Inc.	1,260,601	1,878
*,1	Byrna Technologies Inc.	227,102	1,855
*	Mesa Air Group Inc.	414,424	1,823
*	Performant Financial Corp.	578,612	1,799
	BGSF Inc.	136,529	1,798
*	NN Inc.	612,157	1,763
	Park-Ohio Holdings Corp.	125,056	1,760
*	Mistras Group Inc.	260,690	1,723
	Universal Logistics Holdings Inc.	83,034	1,673
*,1	KULR Technology Group Inc.	739,737	1,605
*	Berkshire Grey Inc.	545,737	1,572
*,1	Orbital Energy Group Inc.	831,169	1,529
*,1	Aqua Metals Inc.	989,763	1,495
*	Gencor Industries Inc.	140,566	1,445

		Shares	Market Value ($000)
*	Manitex International Inc.	195,893	1,426
*,1	BlackSky Technology Inc.	754,219	1,425
*	Karat Packaging Inc.	70,978	1,409
*,1	Nuvve Holding Corp.	177,660	1,402
*	EVI Industries Inc.	74,732	1,389
*	US Xpress Enterprises Inc. Class A	347,528	1,348
*,1	FTC Solar Inc.	271,125	1,337
*	RCM Technologies Inc.	132,622	1,308
*,1	AgEagle Aerial Systems Inc.	1,079,804	1,285
*	Orion Energy Systems Inc.	453,348	1,269
*	Quest Resource Holding Corp.	205,290	1,263
*,1	Fathom Digital Manufacturing C	197,900	1,223
	Pangaea Logistics Solutions Ltd.	218,891	1,217
*	Urban-Gro Inc.	110,909	1,191
*,1	Agrify Corp.	253,362	1,173
*,1	Advent Technologies Holdings Inc.	505,567	1,173
*	Mayville Engineering Co. Inc.	125,036	1,172
	Graham Corp.	147,083	1,134
*	Volt Information Sciences Inc.	189,655	1,134
*	Orion Group Holdings Inc.	456,467	1,132
*,1	Energous Corp.	926,993	1,112
*,1	FreightCar America Inc.	183,723	1,086
*,1	Ocean Power Technologies Inc.	752,572	1,061
*,1	Sunworks Inc.	419,301	1,057
*	GEE Group Inc.	1,898,034	1,048
	Acme United Corp.	30,999	1,046
*	Bowman Consulting Group Ltd. Class A	61,694	1,014
*	Hill International Inc.	616,501	1,005
*	Westwater Resources Inc.	489,140	978
*	Team Inc.	441,525	976
	NL Industries Inc.	134,360	966
	Innovative Solutions & Support Inc.	118,046	951
*	Mastech Digital Inc.	46,161	854
*	VirTra Inc.	139,803	853
*	Capstone Green Energy Corp.	192,817	794
*	Charah Solutions Inc.	155,260	775
*	Limbach Holdings Inc.	109,220	759
	HireQuest Inc.	39,177	749
*	Hudson Global Inc.	18,261	743
*,1	Alpha Pro Tech Ltd.	176,646	742
*,1	View Inc.	394,774	726
*,1	BitNile Holdings Inc.	814,492	687
*	Ideal Power Inc.	77,902	686
*	Perma-Pipe International Holdings Inc.	72,289	682
*,1	LiqTech International Inc.	246,351	604
*	HyreCar Inc.	251,372	598
*	India Globalization Capital Inc.	629,478	597
*	Ultralife Corp.	109,767	589
*,1	Odyssey Marine Exploration Inc.	85,385	569
*	Perma-Fix Environmental Services Inc.	99,897	552
*	Broadwind Inc.	242,181	526
*,1	Fuel Tech Inc.	347,225	503
*	Williams Industrial Services Group Inc.	250,947	499
*	CPI Aerostructures Inc.	160,138	472
*	Virco Manufacturing Corp.	152,389	456
*	Armstrong Flooring Inc.	308,553	441
*	Willis Lease Finance Corp.	13,303	428
*	iSun Inc.	97,442	400

		Shares	Market Value ($000)
*	Air T Inc.	17,055	388
*,1	Air Industries Group	452,721	378
*,1	SG Blocks Inc.	183,195	357
*	Taylor Devices Inc.	35,698	350
*	LS Starrett Co. Class A	44,215	340
	Pioneer Power Solutions Inc.	58,157	329
*,1	Helbiz Inc.	106,121	327
*	Jewett-Cameron Trading Co. Ltd.	44,541	309
*	SIFCO Industries Inc.	59,569	295
*,1	Flux Power Holdings Inc.	107,827	288
*	Servotronics Inc.	19,402	284
*,1	Gaucho Group Holdings Inc.	107,968	279
*	Sigma Labs Inc.	135,116	276
*,1	Shapeways Holdings Inc.	95,623	273
*,1	Polar Power Inc.	79,893	256
*	Astrotech Corp.	350,646	253
*	DSS Inc.	433,041	248
*	Mega Matrix Corp.	106,575	213
*,1	ShiftPixy Inc.	242,808	189
*	JanOne Inc.	39,400	138
*,1,2	FTE Networks Inc.	82,837	124
*,1	Energy Focus Inc.	81,557	111
*	Wilhelmina International Inc.	22,778	103
*	Applied UV Inc.	59,088	89
	Espey Manufacturing & Electronics Corp.	4,426	62
*	P&F Industries Inc. Class A	9,628	58
*	Fast Radius Inc.	38,983	58
*	FGI Industries Ltd.	14,387	43
*,2	Recycling Asset Holdings Inc.	43,054	5
*	TOMI Environmental Solutions Inc.	1,535	1
			13,671,240
Information Technology (22.0%)
*	Block Inc. Class A	6,665,448	903,835
*	Palo Alto Networks Inc.	1,310,156	815,585
	Marvell Technology Inc.	11,181,324	801,813
*	Snowflake Inc. Class A	2,977,508	682,236
*	Crowdstrike Holdings Inc. Class A	2,767,555	628,456
*	Workday Inc. Class A	2,559,668	612,938
*	Datadog Inc. Class A	3,415,174	517,296
*	Cloudflare Inc. Class A	3,688,712	441,539
*	Trade Desk Inc. Class A	5,793,365	401,191
*	MongoDB Inc.	886,523	393,253
*	Twilio Inc. Class A	2,233,460	368,097
*	ON Semiconductor Corp.	5,694,118	356,509
*	Zoom Video Communications Inc. Class A	2,894,218	339,289
*	Splunk Inc.	2,107,898	313,255
*	VMware Inc. Class A	2,672,476	304,315
*	Okta Inc.	1,968,738	297,201
*	Palantir Technologies Inc. Class A	21,267,550	292,003
*	HubSpot Inc.	595,218	282,693
*	Bill.com Holdings Inc.	1,223,230	277,416
*	DocuSign Inc.	2,443,957	261,797
*	Zscaler Inc.	1,056,485	254,909
	Entegris Inc.	1,790,622	235,037
	SS&C Technologies Holdings Inc.	2,927,907	219,652
*	Unity Software Inc.	2,175,055	215,787
*	Zendesk Inc.	1,615,036	194,273
*	Dell Technologies Inc. Class C	3,821,218	191,787

		Shares	Market Value ($000)
*	Wolfspeed Inc.	1,633,200	185,956
*	GoDaddy Inc. Class A	2,211,880	185,134
	Cognex Corp.	2,333,935	180,063
*	Fair Isaac Corp.	349,156	162,867
*	Aspen Technology Inc.	885,702	146,469
*	RingCentral Inc. Class A	1,091,601	127,947
*	Anaplan Inc.	1,966,372	127,912
*	Pure Storage Inc. Class A	3,589,429	126,743
*	Ciena Corp.	2,038,969	123,623
*	Dynatrace Inc.	2,609,819	122,922
*	Black Knight Inc.	2,061,217	119,530
	Jabil Inc.	1,887,356	116,506
*	Manhattan Associates Inc.	833,991	115,683
*	Avalara Inc.	1,150,949	114,531
*	Lattice Semiconductor Corp.	1,813,234	110,517
*	First Solar Inc.	1,308,245	109,552
	MKS Instruments Inc.	729,107	109,366
*	Paylocity Holding Corp.	524,345	107,894
	Bentley Systems Inc. Class B	2,434,035	107,536
*	Arrow Electronics Inc.	897,484	106,469
*	WEX Inc.	592,532	105,737
*	Guidewire Software Inc.	1,100,916	104,169
*	Synaptics Inc.	519,869	103,714
*	II-VI Inc.	1,407,048	101,997
*	Coupa Software Inc.	991,588	100,775
*	Affirm Holdings Inc. Class A	2,157,346	99,842
*	Five9 Inc.	903,778	99,777
	Genpact Ltd.	2,256,192	98,167
	Western Union Co.	5,228,978	97,991
	Universal Display Corp.	571,416	95,398
*	Concentrix Corp.	567,545	94,530
*	Lumentum Holdings Inc.	952,618	92,976
*	Smartsheet Inc. Class A	1,677,992	91,920
*	Euronet Worldwide Inc.	699,395	91,026
*	Coherent Inc.	328,337	89,754
*	Dropbox Inc. Class A	3,732,302	86,776
*	Elastic NV	968,305	86,131
*	Rapid7 Inc.	749,374	83,360
	Littelfuse Inc.	322,816	80,514
*	Nutanix Inc. Class A	2,849,314	76,419
*	UiPath Inc. Class A	3,538,608	76,399
*	Silicon Laboratories Inc.	505,755	75,964
	CDK Global Inc.	1,545,380	75,229
	Power Integrations Inc.	779,781	72,270
*	Workiva Inc. Class A	600,499	70,859
*	Teradata Corp.	1,430,248	70,497
*	Mandiant Corp.	3,159,717	70,493
*	NCR Corp.	1,745,718	70,160
*	Tenable Holdings Inc.	1,213,680	70,139
	National Instruments Corp.	1,726,882	70,094
	CMC Materials Inc.	375,008	69,526
*	SentinelOne Inc. Class A	1,785,197	69,159
	Dolby Laboratories Inc. Class A	875,359	68,471
*	Vonage Holdings Corp.	3,339,662	67,762
*	Varonis Systems Inc.	1,422,790	67,639
*	Novanta Inc.	473,348	67,353
*	Rogers Corp.	247,250	67,178
*	Mimecast Ltd.	817,345	65,028

		Shares	Market Value ($000)
*	Cirrus Logic Inc.	762,880	64,685
*	Sailpoint Technologies Holdings Inc.	1,231,276	63,017
*	Qualys Inc.	442,162	62,968
*	ExlService Holdings Inc.	436,786	62,578
*	SPS Commerce Inc.	476,131	62,468
	Maximus Inc.	825,455	61,868
*,1	MicroStrategy Inc. Class A	122,624	59,634
*	Semtech Corp.	849,149	58,880
	Vontier Corp.	2,264,450	57,494
*	Alteryx Inc. Class A	799,199	57,167
	TD SYNNEX Corp.	551,362	56,906
*	Box Inc. Class A	1,946,658	56,570
*	Onto Innovation Inc.	650,002	56,479
*	MaxLinear Inc. Class A	939,856	54,841
	Switch Inc. Class A	1,768,526	54,506
*	Envestnet Inc.	717,655	53,422
	Avnet Inc.	1,307,380	53,067
*	New Relic Inc.	791,077	52,907
*	Blackline Inc.	708,057	51,844
*	Digital Turbine Inc.	1,175,859	51,514
*	Fabrinet	488,527	51,359
*	Diodes Inc.	588,472	51,191
*	Ambarella Inc.	486,761	51,071
*	Sabre Corp.	4,336,844	49,570
*	SiTime Corp.	198,712	49,245
*	Insight Enterprises Inc.	456,709	49,014
*	ACI Worldwide Inc.	1,542,785	48,582
*	Sprout Social Inc. Class A	605,329	48,499
*	Viavi Solutions Inc.	3,011,819	48,430
*	Perficient Inc.	435,221	47,913
*	Viasat Inc.	980,110	47,829
*	Q2 Holdings Inc.	752,021	46,362
	Kulicke & Soffa Industries Inc.	819,951	45,934
*	Rambus Inc.	1,432,261	45,675
*	Verint Systems Inc.	855,670	44,238
	Pegasystems Inc.	548,247	44,216
*	Altair Engineering Inc. Class A	677,974	43,662
*	Asana Inc. Class A	1,088,488	43,507
*	FormFactor Inc.	1,027,348	43,179
	Advanced Energy Industries Inc.	497,891	42,858
*	Shift4 Payments Inc. Class A	677,904	41,983
*	Alarm.com Holdings Inc.	605,978	40,273
	Badger Meter Inc.	385,101	38,398
*	CommVault Systems Inc.	575,280	38,170
*	MACOM Technology Solutions Holdings Inc.	633,153	37,907
*,1	Marathon Digital Holdings Inc.	1,348,474	37,690
	Bread Financial Holdings Inc.	662,908	37,222
*	Qualtrics International Inc. Class A	1,272,142	36,320
*	Blackbaud Inc.	584,127	34,972
*	Marqeta Inc. Class A	3,125,049	34,501
	Vishay Intertechnology Inc.	1,743,705	34,177
*	Sanmina Corp.	845,446	34,173
*	PagerDuty Inc.	998,603	34,142
*	Confluent Inc. Class A	824,029	33,785
*	LiveRamp Holdings Inc.	900,795	33,681
*	Axcelis Technologies Inc.	439,388	33,187
	Belden Inc.	591,573	32,773
	Xerox Holdings Corp.	1,596,493	32,201

		Shares	Market Value ($000)
*	Appian Corp.	527,004	32,052
	EVERTEC Inc.	782,391	32,023
*	Kyndryl Holdings Inc.	2,399,923	31,487
*	Itron Inc.	597,433	31,473
*	nCino Inc.	763,434	31,286
*	Calix Inc.	726,842	31,189
*	NetScout Systems Inc.	964,815	30,951
*	Plexus Corp.	373,009	30,516
*	Bottomline Technologies DE Inc.	509,618	28,885
*	Appfolio Inc. Class A	254,858	28,852
	Amkor Technology Inc.	1,327,562	28,835
*	3D Systems Corp.	1,687,171	28,142
*,1	Riot Blockchain Inc.	1,327,392	28,101
*	Momentive Global Inc.	1,709,395	27,795
*	Verra Mobility Corp. Class A	1,687,582	27,474
	CSG Systems International Inc.	428,239	27,223
	Progress Software Corp.	574,457	27,051
*	Knowles Corp.	1,213,117	26,118
	InterDigital Inc.	401,241	25,599
*	Jamf Holding Corp.	734,225	25,558
*	AppLovin Corp. Class A	462,221	25,455
*	Ultra Clean Holdings Inc.	593,254	25,148
*	Fastly Inc. Class A	1,432,968	24,905
*,1	Core Scientific Inc.	2,995,765	24,655
*	Infinera Corp.	2,800,102	24,277
[1]	Ubiquiti Inc.	82,684	24,074
	Xperi Holding Corp.	1,376,020	23,833
*	SunPower Corp.	1,098,263	23,591
*	Zuora Inc. Class A	1,534,310	22,984
*	Everbridge Inc.	515,940	22,516
*	Plantronics Inc.	569,508	22,439
*	Duck Creek Technologies Inc.	1,006,467	22,263
*	Super Micro Computer Inc.	577,859	21,999
*	Ping Identity Holding Corp.	797,372	21,872
	Methode Electronics Inc.	502,663	21,740
*	CommScope Holding Co. Inc.	2,743,853	21,622
*,1	Toast Inc. Class A	989,087	21,493
*,1	C3.ai Inc. Class A	944,296	21,436
*	LivePerson Inc.	873,273	21,325
*	Extreme Networks Inc.	1,719,511	20,995
*	Allegro MicroSystems Inc.	735,227	20,880
*	TTM Technologies Inc.	1,389,335	20,590
*	E2open Parent Holdings Inc.	2,327,896	20,509
*	ePlus Inc.	362,191	20,304
*,1	Matterport Inc.	2,492,840	20,242
	TTEC Holdings Inc.	241,007	19,888
*,1	IonQ Inc.	1,524,638	19,454
*	Domo Inc. Class B	384,215	19,430
*	Unisys Corp.	895,921	19,361
*	8x8 Inc.	1,516,099	19,088
*	Cohu Inc.	643,391	19,044
*	OSI Systems Inc.	217,980	18,554
*	Cerence Inc.	506,161	18,272
*	Veeco Instruments Inc.	664,333	18,063
*	PROS Holdings Inc.	535,421	17,835
*	BigCommerce Holdings Inc.	790,733	17,325
*	Avid Technology Inc.	468,754	16,345
*,1	Embark Technology Inc.	2,695,967	15,879

		Shares	Market Value ($000)
*	Impinj Inc.	249,194	15,834
*	SMART Global Holdings Inc.	612,213	15,813
*,1	Dave Inc.	2,206,423	15,776
*	Alpha & Omega Semiconductor Ltd.	279,452	15,272
	CTS Corp.	425,650	15,042
*	Repay Holdings Corp. Class A	987,319	14,583
*	Evo Payments Inc. Class A	628,512	14,512
*	TaskUS Inc. Class A	367,873	14,148
*	Avaya Holdings Corp.	1,115,584	14,134
*	Sumo Logic Inc.	1,177,878	13,746
*	PAR Technology Corp.	339,617	13,700
*	Photronics Inc.	803,602	13,637
*	Ichor Holdings Ltd.	378,559	13,484
*	DigitalOcean Holdings Inc.	229,797	13,294
*	KnowBe4 Inc. Class A	576,320	13,267
*,1	Lightwave Logic Inc.	1,357,906	13,049
*	MoneyGram International Inc.	1,225,294	12,939
*	Consensus Cloud Solutions Inc.	213,940	12,864
*	Harmonic Inc.	1,373,405	12,759
*	FARO Technologies Inc.	243,184	12,626
*	CEVA Inc.	307,730	12,509
*	Paycor HCM Inc.	425,302	12,381
	ADTRAN Inc.	651,332	12,017
*	ScanSource Inc.	344,657	11,991
*	Model N Inc.	436,605	11,745
*	Payoneer Global Inc.	2,606,848	11,627
	Benchmark Electronics Inc.	460,377	11,528
*,1	Mirion Technologies Inc.	1,399,014	11,290
*	PDF Solutions Inc.	401,772	11,197
*	A10 Networks Inc.	797,140	11,120
*	Conduent Inc.	2,151,063	11,099
*	Yext Inc.	1,541,934	10,624
*	NeoPhotonics Corp.	696,915	10,600
*,1	HashiCorp Inc. Class A	194,588	10,508
	Ebix Inc.	316,793	10,502
*,1	Navitas Semiconductor Corp.	1,018,429	10,469
*	Agilysys Inc.	261,635	10,434
*	Thoughtworks Holding Inc.	498,097	10,365
*	ACM Research Inc. Class A	496,878	10,280
*,1	MicroVision Inc.	2,194,117	10,247
*	nLight Inc.	588,472	10,204
*	Olo Inc. Class A	766,878	10,161
*	Digi International Inc.	470,762	10,131
*	Arlo Technologies Inc.	1,134,403	10,051
*	Clearfield Inc.	151,751	9,897
*	Squarespace Inc. Class A	379,238	9,716
*	NETGEAR Inc.	382,215	9,433
*	Limelight Networks Inc.	1,804,530	9,420
*	International Money Express Inc.	455,908	9,396
*,1	Datto Holding Corp.	350,996	9,379
*,1	Clearwater Analytics Holdings Inc. Class A	440,893	9,259
*,1	Rackspace Technology Inc.	827,561	9,236
*,1	Corsair Gaming Inc.	434,351	9,191
*,1	CCC Intelligent Solutions Holdings Inc.	816,582	9,015
*,1	Tucows Inc. Class A	128,677	8,789
*	Mitek Systems Inc.	596,793	8,755
*,1	Freshworks Inc. Class A	487,551	8,737
	American Software Inc. Class A	418,120	8,714

		Shares	Market Value ($000)
*	Grid Dynamics Holdings Inc.	612,104	8,618
	Hackett Group Inc.	368,098	8,488
*	N-able Inc.	917,438	8,349
*	I3 Verticals Inc. Class A	293,605	8,180
*	Samsara Inc. Class A	504,531	8,083
*,1	Gitlab Inc. Class A	147,423	8,027
*	Napco Security Technologies Inc.	390,490	8,013
*	Informatica Inc. Class A	405,333	8,001
	SolarWinds Corp.	593,859	7,904
*,1	AEye Inc.	1,438,647	7,869
	PC Connection Inc.	149,698	7,843
*	Sprinklr Inc. Class A	635,375	7,561
*	Veritone Inc.	411,622	7,524
*	BTRS Holdings Inc.	992,734	7,426
*	Kimball Electronics Inc.	355,522	7,107
*	Telos Corp.	712,628	7,105
*	OneSpan Inc.	475,974	6,873
*	ChannelAdvisor Corp.	414,342	6,866
*	Paya Holdings Inc.	1,135,480	6,654
*	Diebold Nixdorf Inc.	978,828	6,588
*,1	Cleanspark Inc.	521,400	6,450
*	Upland Software Inc.	359,484	6,331
*,1	AvePoint Inc.	1,195,906	6,290
*,1	Cvent Holding Corp. Class A	853,600	6,137
*,1	SmartRent Inc. Class A	1,203,014	6,087
*,1	Eastman Kodak Co.	923,665	6,050
	Cass Information Systems Inc.	163,074	6,019
*	Vishay Precision Group Inc.	183,360	5,895
*	CS Disco Inc.	169,345	5,753
*,1	Amplitude Inc. Class A	308,335	5,683
*	Vertex Inc. Class A	368,976	5,660
	Comtech Telecommunications Corp.	357,304	5,606
*	indie Semiconductor Inc. Class A	697,304	5,446
*	WM Technology Inc.	695,902	5,442
*	Benefitfocus Inc.	428,732	5,411
*	Cantaloupe Inc.	798,097	5,403
*	Aeva Technologies Inc.	1,245,536	5,393
*,1	Cyxtera Technologies Inc.	434,527	5,310
*,1	Braze Inc. Class A	127,093	5,271
*,1	Latch Inc.	1,232,505	5,263
*,1	Meta Materials Inc.	3,122,472	5,215
*	Ribbon Communications Inc.	1,656,453	5,118
*	Clear Secure Inc. Class A	181,659	4,883
*	Identiv Inc.	300,298	4,856
*	Rockley Photonics Holdings Ltd.	1,187,900	4,787
*	SEMrush Holdings Inc. Class A	394,463	4,710
*,1	Digimarc Corp.	174,989	4,614
*	Turtle Beach Corp.	214,938	4,576
*,1	Akoustis Technologies Inc.	693,505	4,508
*,1	Ouster Inc.	982,567	4,422
*	Brightcove Inc.	552,582	4,310
*	CyberOptics Corp.	106,039	4,303
*,1	Inseego Corp.	1,060,763	4,296
*	Flywire Corp.	134,154	4,102
*	Aviat Networks Inc.	128,216	3,945
*	Credo Technology Group Holding Ltd.	257,400	3,920
*,1	Atomera Inc.	293,795	3,837
*,1	Zeta Global Holdings Corp. Class A	300,457	3,831

		Shares	Market Value ($000)
*	AXT Inc.	544,121	3,820
*	Paymentus Holdings Inc. Class A	177,545	3,743
	NVE Corp.	68,577	3,735
*,1	ForgeRock Inc. Class A	169,693	3,720
*	CalAmp Corp.	501,566	3,666
*,1	908 Devices Inc.	192,553	3,660
*	eGain Corp.	311,555	3,608
*	Cambium Networks Corp.	151,410	3,579
*	Intapp Inc.	148,793	3,573
*,1	Terawulf Inc.	414,327	3,480
*	EverCommerce Inc.	261,744	3,455
*,1	Focus Universal Inc.	257,109	3,445
*	Velodyne Lidar Inc.	1,322,007	3,384
*	Luna Innovations Inc.	432,493	3,335
*	MeridianLink Inc.	184,055	3,331
	Information Services Group Inc.	483,446	3,292
*	ShotSpotter Inc.	116,993	3,243
*	Enfusion Inc. Class A	249,671	3,176
*	Aehr Test Systems	310,291	3,153
*,1	Ondas Holdings Inc.	424,177	3,096
*	DZS Inc.	221,810	3,077
	Bel Fuse Inc. Class B	169,576	3,025
*,1	Phunware Inc.	1,078,458	2,998
*	AvidXchange Holdings Inc.	338,125	2,722
*	PFSweb Inc.	236,891	2,708
*,1	Kopin Corp.	1,069,064	2,705
*	Rimini Street Inc.	437,983	2,540
*	CoreCard Corp.	90,397	2,477
*	Smith Micro Software Inc.	631,025	2,379
*	Immersion Corp.	397,260	2,209
*	Casa Systems Inc.	487,239	2,202
*,1	Cerberus Cyber Sentinel Corp.	413,049	2,197
*	Daktronics Inc.	569,171	2,186
*	Expensify Inc. Class A	124,376	2,184
*	Exela Technologies Inc.	5,209,428	2,168
*,1	Rekor Systems Inc.	470,915	2,147
*	GTY Technology Holdings Inc.	649,439	2,098
*,1	Alpine 4 Holdings Inc.	1,997,656	2,098
*	Cipher Mining Inc.	572,553	2,084
*	Couchbase Inc.	119,170	2,076
*	Innodata Inc.	295,732	2,067
*,1	NextNav Inc.	275,380	2,063
*	Synchronoss Technologies Inc.	1,182,868	2,046
*	KVH Industries Inc.	220,466	2,006
*	Pixelworks Inc.	670,552	1,992
*,1	Evolv Technologies Holdings Inc.	750,671	1,989
*	Lantronix Inc.	294,966	1,970
*	Everspin Technologies Inc.	213,096	1,856
	Richardson Electronics Ltd.	148,916	1,853
*	Amtech Systems Inc.	181,247	1,823
*	Computer Task Group Inc.	186,210	1,819
*	SecureWorks Corp. Class A	136,531	1,809
*	Intevac Inc.	335,609	1,796
*	Iteris Inc.	594,898	1,773
*	EMCORE Corp.	476,440	1,763
*	Priority Technology Holdings Inc.	298,954	1,719
*,1	IronNet Inc.	450,564	1,712
*,1	Blend Labs Inc. Class A	288,782	1,646

		Shares	Market Value ($000)
*	ServiceSource International Inc.	1,248,811	1,623
*	ON24 Inc.	122,769	1,614
*	Powerfleet Inc.	535,648	1,591
*	inTEST Corp.	148,143	1,590
*,1	CompoSecure Inc.	198,400	1,506
*	Genasys Inc.	539,552	1,484
*	VirnetX Holding Corp.	904,272	1,474
*	Quantum Corp.	645,327	1,465
*,1	AgileThought Inc. Class A	305,366	1,389
*	SRAX Inc. Class A	286,040	1,382
*,1	Soluna Holdings Inc.	118,915	1,309
*	Asure Software Inc.	218,983	1,303
*	PCTEL Inc.	275,624	1,279
*,1	Applied Optoelectronics Inc.	348,449	1,272
*	Quanergy Systems Inc.	675,700	1,243
*,1	BM Technologies Inc.	144,161	1,233
*	Viant Technology Inc. Class A	188,194	1,233
*	AstroNova Inc.	81,242	1,232
*,1	LiveVox Holdings Inc.	407,815	1,232
*	Airgain Inc.	152,031	1,152
*,1	Airspan Networks Holdings Inc.	393,381	1,145
*,1	Ipsidy Inc.	281,693	1,104
*,1	SkyWater Technology Inc.	96,677	1,047
*	eMagin Corp.	904,971	1,032
*	Park City Group Inc.	193,141	1,020
*,1	GreenBox POS	241,671	1,020
*	Issuer Direct Corp.	34,223	1,017
*	Greenidge Generation Holdings Inc.	117,469	1,010
*,1	Paysign Inc.	495,746	977
*,1	Cepton Inc.	249,600	968
	Wayside Technology Group Inc.	28,246	966
*,1	MICT Inc.	1,530,039	935
*,1	Backblaze Inc. Class A	86,638	924
*,1	Wrap Technologies Inc.	337,522	911
*	Arteris Inc.	69,377	902
*	QuickLogic Corp.	157,615	867
*	Key Tronic Corp.	152,901	864
*,1	Boxlight Corp. Class A	701,328	842
*	GSI Technology Inc.	219,225	840
*	Usio Inc.	234,074	838
*	TransAct Technologies Inc.	118,240	835
*	ALJ Regional Holdings Inc.	298,666	783
*	Frequency Electronics Inc.	89,424	778
*	ClearSign Technologies Corp.	448,479	731
*,1	CPS Technologies Corp.	139,869	729
*,1	LightPath Technologies Inc. Class A	369,197	727
*	NetSol Technologies Inc.	188,228	725
*	Quantum Computing Inc.	276,738	720
*	StarTek Inc.	160,783	712
*,1	American Virtual Cloud Technologies Inc.	761,065	712
*	CPI Card Group Inc.	48,983	710
*,1	Vislink Technologies Inc.	667,529	708
*,1	Digital Ally Inc.	646,697	705
*,1	Red Cat Holdings Inc.	343,525	694
*	Research Frontiers Inc.	360,890	693
*	LGL Group Inc.	63,106	691
*,1	Inuvo Inc.	1,409,054	690
*	Steel Connect Inc.	526,873	680

		Shares	Market Value ($000)
*,1	Verb Technology Co. Inc.	711,115	674
*	RF Industries Ltd.	89,809	648
*	One Stop Systems Inc.	167,844	641
*	SeaChange International Inc.	562,926	636
*	Intellicheck Inc.	242,030	617
*	Marin Software Inc.	201,926	582
*	Franklin Wireless Corp.	144,813	577
*,1	Stronghold Digital Mining Inc. Class A	96,856	567
*	Data I/O Corp.	131,381	558
*	Aware Inc.	182,226	547
*	GSE Systems Inc.	255,595	532
*	AudioEye Inc.	77,855	530
*	TESSCO Technologies Inc.	84,807	512
*,1	Neonode Inc.	79,508	483
*	Inpixon	1,830,210	476
*,1	ComSovereign Holding Corp.	556,676	468
*	Qumu Corp.	258,434	455
*	CSP Inc.	58,049	453
	Autoscope Technologies Corp.	70,421	444
*	Optical Cable Corp.	101,217	429
*	Wireless Telecom Group Inc.	248,831	428
*	WidePoint Corp.	112,347	425
*	Intrusion Inc.	157,429	390
*	Kaltura Inc.	212,785	381
*	SigmaTron International Inc.	54,207	370
*	BTCS Inc.	87,691	367
*,1	VerifyMe Inc.	104,906	354
*,1	Akerna Corp.	296,793	338
*	BSQUARE Corp.	189,335	328
*	CVD Equipment Corp.	68,503	306
*,1	Coda Octopus Group Inc.	45,235	297
*,1	Bio-key International Inc.	118,874	285
*	Trio-Tech International	37,821	272
*,1	Socket Mobile Inc.	66,909	268
*	Electro-Sensors Inc.	53,093	265
*	RealNetworks Inc.	451,582	262
*,1	EngageSmart Inc.	12,150	259
*,1	LogicMark Inc.	114,124	251
*	Research Solutions Inc.	116,162	247
*,1	DatChat Inc.	86,875	228
*	AmpliTech Group Inc.	66,272	223
*	TSR Inc.	23,470	217
*	Peraso Inc.	96,589	214
*	Bridgeline Digital Inc.	106,529	203
*	OLB Group Inc.	112,607	197
*,1	Universal Security Instruments Inc.	45,910	195
*	Glimpse Group Inc.	30,269	193
*	Pineapple Holdings Inc.	30,377	190
*	Alfi Inc.	108,022	177
*	Evolving Systems Inc.	93,207	170
*	WiSA Technologies Inc.	134,717	168
*,1	UserTesting Inc.	14,898	159
*	Cemtrex Inc.	244,785	154
	SilverSun Technologies Inc.	44,830	146
*	Auddia Inc.	71,444	146
*	Data Storage Corp.	39,506	128
*	ClearOne Inc.	114,463	104
*	Kaspien Holdings Inc.	12,336	90

		Shares	Market Value ($000)
*	WaveDancer Inc.	13,900	73
*	Crexendo Inc.	18,473	67
*,1	Weave Communications Inc.	10,646	63
*,1	ADDvantage Technologies Group Inc.	40,013	56
	Bel Fuse Inc. Class A	2,346	49
*	Blonder Tongue Laboratories Inc.	77,100	49
*	CYNGN Inc.	32,519	47
*	Duos Technologies Group Inc.	8,483	45
*,2	SRAX Inc.	284,252	23
*	Remitly Global Inc.	1,529	15
*	Sono-Tek Corp.	1,196	8
*	Quantum Corp. Rights Exp. 4/18/22	645,327	5
*,2	Pineapple Holdings Inc.	30,377	4
			21,728,344
Materials (4.3%)
	Alcoa Corp.	2,429,019	218,685
	Crown Holdings Inc.	1,671,284	209,061
	Steel Dynamics Inc.	2,500,261	208,597
*	Cleveland-Cliffs Inc.	6,328,883	203,853
	Reliance Steel & Aluminum Co.	829,849	152,153
	RPM International Inc.	1,708,901	139,173
	United States Steel Corp.	3,458,832	130,536
	Royal Gold Inc.	868,366	122,683
*	Berry Global Group Inc.	1,785,672	103,498
	Huntsman Corp.	2,733,232	102,524
	AptarGroup Inc.	866,077	101,764
	Olin Corp.	1,864,547	97,479
	Sonoco Products Co.	1,307,392	81,790
	Graphic Packaging Holding Co.	3,706,556	74,279
	Valvoline Inc.	2,348,631	74,123
	Louisiana-Pacific Corp.	1,152,320	71,582
*	Axalta Coating Systems Ltd.	2,817,660	69,258
	Ashland Global Holdings Inc.	698,129	68,703
	Commercial Metals Co.	1,621,728	67,496
	Eagle Materials Inc.	522,433	67,060
	Chemours Co.	2,098,627	66,065
	Scotts Miracle-Gro Co.	535,103	65,796
	Element Solutions Inc.	2,841,996	62,240
*,1	Ginkgo Bioworks Holdings Inc.	15,256,387	61,483
	Balchem Corp.	427,479	58,436
	Avient Corp.	1,212,163	58,184
*	MP Materials Corp.	990,772	56,811
*	Livent Corp.	2,138,795	55,758
	Westlake Corp.	443,266	54,699
	Silgan Holdings Inc.	1,111,495	51,384
	Cabot Corp.	743,786	50,882
*	Summit Materials Inc. Class A	1,558,421	48,405
	Hecla Mining Co.	7,126,883	46,824
	Sensient Technologies Corp.	549,734	46,150
	HB Fuller Co.	687,406	45,417
*	Allegheny Technologies Inc.	1,682,433	45,157
*	Arconic Corp.	1,407,269	36,054
*	Ingevity Corp.	517,310	33,144
*	Alpha Metallurgical Resources Inc.	232,858	30,728
	Quaker Chemical Corp.	176,659	30,528
	NewMarket Corp.	91,890	29,807
	Innospec Inc.	321,825	29,785
	Tronox Holdings plc Class A	1,503,427	29,753

		Shares	Market Value ($000)
	Minerals Technologies Inc.	439,791	29,092
	Compass Minerals International Inc.	457,320	28,715
	Stepan Co.	281,283	27,794
	Greif Inc. Class A	425,642	27,692
*	O-I Glass Inc.	2,079,559	27,409
	Carpenter Technology Corp.	645,677	27,106
	Warrior Met Coal Inc.	684,999	25,420
	Trinseo plc	512,211	24,545
*	Ferro Corp.	1,087,228	23,636
	Materion Corp.	269,768	23,130
*	GCP Applied Technologies Inc.	702,775	22,081
	Worthington Industries Inc.	424,691	21,833
	Kaiser Aluminum Corp.	208,198	19,604
*	AdvanSix Inc.	374,962	19,157
*	TriMas Corp.	567,869	18,223
*	Century Aluminum Co.	672,771	17,701
	Schnitzer Steel Industries Inc. Class A	339,502	17,634
*	Sylvamo Corp.	476,631	15,862
*	Coeur Mining Inc.	3,409,644	15,173
*	Orion Engineered Carbons SA	804,527	12,848
*	TimkenSteel Corp.	549,613	12,026
	Hawkins Inc.	259,326	11,903
	Schweitzer-Mauduit International Inc.	416,546	11,455
*	Aspen Aerogels Inc.	330,474	11,395
*,1	Amyris Inc.	2,584,869	11,270
*	Piedmont Lithium Inc.	152,701	11,146
*	Ranpak Holdings Corp. Class A	534,353	10,917
*	Origin Materials Inc.	1,605,135	10,562
*	Intrepid Potash Inc.	127,050	10,436
	Myers Industries Inc.	466,684	10,080
	SunCoke Energy Inc.	1,075,974	9,587
*	LSB Industries Inc.	410,121	8,957
	Chase Corp.	101,773	8,845
	Neenah Inc.	220,559	8,747
	Ecovyst Inc.	734,962	8,496
	Resolute Forest Products Inc.	649,018	8,379
*	PureCycle Technologies Inc.	1,046,666	8,373
*	Koppers Holdings Inc.	298,489	8,214
	Mercer International Inc.	563,647	7,863
	American Vanguard Corp.	384,535	7,814
	Haynes International Inc.	176,988	7,540
	Ryerson Holding Corp.	214,564	7,514
	Glatfelter Corp.	589,161	7,294
*,1	Danimer Scientific Inc.	1,127,609	6,608
*	Clearwater Paper Corp.	231,319	6,484
*	Rayonier Advanced Materials Inc.	870,812	5,721
	Pactiv Evergreen Inc.	567,255	5,707
	Olympic Steel Inc.	144,770	5,568
*	Diversey Holdings Ltd.	638,636	4,834
	Kronos Worldwide Inc.	294,982	4,578
	Tredegar Corp.	365,762	4,386
	FutureFuel Corp.	392,331	3,817
*,1	McEwen Mining Inc.	4,450,241	3,746
*,1	Loop Industries Inc.	332,003	2,953
*	Trecora Resources	330,514	2,796
*	Gatos Silver Inc.	612,497	2,646
	United States Lime & Minerals Inc.	22,733	2,638
	Gold Resource Corp.	1,097,065	2,457

		Shares	Market Value ($000)
*	Ramaco Resources Inc.	141,138	2,230
*	Synalloy Corp.	114,447	1,837
*	Advanced Emissions Solutions Inc.	280,584	1,745
*	Marrone Bio Innovations Inc.	1,424,715	1,539
*,1	Hycroft Mining Holding Corp. Class A	526,322	1,211
*,1	Flotek Industries Inc.	940,861	1,185
	Northern Technologies International Corp.	89,504	1,076
*	Core Molding Technologies Inc.	97,729	1,052
*	Smith-Midland Corp.	58,159	1,032
*	Ampco-Pittsburgh Corp.	158,635	1,001
*	Universal Stainless & Alloy Products Inc.	113,722	987
*	Comstock Mining Inc.	570,292	952
*	United States Antimony Corp.	1,197,293	772
	Friedman Industries Inc.	85,667	755
*	AgroFresh Solutions Inc.	393,836	748
*,1	Golden Minerals Co.	1,362,026	682
*	Solitario Zinc Corp.	784,751	662
*	Zymergen Inc.	228,875	661
*	US Gold Corp.	48,538	340
*	Crown ElectroKinetics Corp.	173,237	315
*	Paramount Gold Nevada Corp.	339,615	221
*,2	Ikonics Corp. CVR	12,227	—
			4,207,197
Other (0.0%)[3]
*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
Real Estate (7.6%)
	Invitation Homes Inc.	7,878,838	316,572
	Sun Communities Inc.	1,527,095	267,684
	VICI Properties Inc.	8,358,441	237,881
	Camden Property Trust	1,349,308	224,255
	WP Carey Inc.	2,536,704	205,067
	Equity LifeStyle Properties Inc.	2,280,746	174,431
	Medical Properties Trust Inc.	7,930,573	167,652
*	Jones Lang LaSalle Inc.	663,005	158,763
	Rexford Industrial Realty Inc.	2,123,577	158,398
	American Homes 4 Rent Class A	3,915,363	156,732
	Life Storage Inc.	1,079,728	151,626
	CubeSmart	2,890,811	150,409
	Gaming & Leisure Properties Inc.	3,117,925	146,324
	Lamar Advertising Co. Class A	1,146,298	133,177
*	Zillow Group Inc. Class C	2,294,198	113,081
	Apartment Income REIT Corp.	2,074,984	110,929
	EastGroup Properties Inc.	533,488	108,447
	First Industrial Realty Trust Inc.	1,729,348	107,064
	Kilroy Realty Corp.	1,391,967	106,374
	National Retail Properties Inc.	2,334,730	104,923
	American Campus Communities Inc.	1,839,581	102,961
	Brixmor Property Group Inc.	3,933,430	101,522
	Omega Healthcare Investors Inc.	3,172,279	98,848
	Americold Realty Trust	3,536,865	98,608
	STAG Industrial Inc.	2,326,146	96,186
	STORE Capital Corp.	3,278,510	95,831
	Healthcare Trust of America Inc. Class A	2,921,153	91,549
	Cousins Properties Inc.	1,972,245	79,462
	Rayonier Inc.	1,929,677	79,348
	Spirit Realty Capital Inc.	1,700,187	78,243
	Douglas Emmett Inc.	2,309,512	77,184

		Shares	Market Value ($000)
[1]	Independence Realty Trust Inc.	2,886,632	76,323
	Terreno Realty Corp.	1,004,501	74,383
	Innovative Industrial Properties Inc.	338,735	69,576
[1]	SL Green Realty Corp.	839,877	68,181
	National Storage Affiliates Trust	1,069,562	67,126
*	Ryman Hospitality Properties Inc.	718,788	66,682
	Kite Realty Group Trust	2,898,813	66,006
	Highwoods Properties Inc.	1,386,063	63,399
	Agree Realty Corp.	939,743	62,361
*	Park Hotels & Resorts Inc.	3,057,297	59,709
	LXP Industrial Trust	3,716,552	58,350
	Hudson Pacific Properties Inc.	2,023,858	56,162
*	Howard Hughes Corp.	539,642	55,912
*	Outfront Media Inc.	1,928,366	54,823
	EPR Properties	998,579	54,632
	Healthcare Realty Trust Inc.	1,932,536	53,106
	Phillips Edison & Co. Inc.	1,482,228	50,974
	Physicians Realty Trust	2,890,303	50,696
	Apple Hospitality REIT Inc.	2,805,224	50,410
*	DigitalBridge Group Inc.	6,825,737	49,145
	PotlatchDeltic Corp.	915,562	48,278
	Broadstone Net Lease Inc.	2,130,019	46,392
*	Opendoor Technologies Inc.	5,231,739	45,255
	Sabra Health Care REIT Inc.	3,011,182	44,836
	PS Business Parks Inc.	264,762	44,501
	JBG SMITH Properties	1,510,202	44,128
	Macerich Co.	2,815,594	44,036
	Uniti Group Inc.	3,142,009	43,234
	Pebblebrook Hotel Trust	1,736,424	42,508
	Corporate Office Properties Trust	1,488,950	42,495
	Equity Commonwealth	1,493,595	42,134
*	Cushman & Wakefield plc	1,995,416	40,926
	Essential Properties Realty Trust Inc.	1,610,532	40,746
	SITE Centers Corp.	2,379,454	39,761
	Kennedy-Wilson Holdings Inc.	1,594,694	38,895
	National Health Investors Inc.	603,897	35,636
	Newmark Group Inc. Class A	2,192,241	34,900
*	Sunstone Hotel Investors Inc.	2,897,387	34,131
	Brandywine Realty Trust	2,253,214	31,860
	RLJ Lodging Trust	2,206,379	31,066
	Retail Opportunity Investments Corp.	1,595,855	30,944
*	Xenia Hotels & Resorts Inc.	1,521,721	29,354
	Piedmont Office Realty Trust Inc. Class A	1,656,509	28,525
	Washington REIT	1,117,568	28,498
*	DiamondRock Hospitality Co.	2,803,411	28,314
	Four Corners Property Trust Inc.	1,031,295	27,886
	Urban Edge Properties	1,456,661	27,822
*,1	InvenTrust Properties Corp.	901,497	27,748
	NexPoint Residential Trust Inc.	302,779	27,344
	American Assets Trust Inc.	697,120	26,414
	St. Joe Co.	439,314	26,025
	Acadia Realty Trust	1,171,716	25,391
*	Zillow Group Inc. Class A	526,435	25,390
*	Redfin Corp.	1,405,008	25,346
	CareTrust REIT Inc.	1,288,142	24,861
*	Realogy Holdings Corp.	1,548,455	24,280
	Easterly Government Properties Inc. Class A	1,143,524	24,174
	Tanger Factory Outlet Centers Inc.	1,384,582	23,801

		Shares	Market Value ($000)
	Paramount Group Inc.	2,150,578	23,463
	Alexander & Baldwin Inc.	965,915	22,400
	Global Net Lease Inc.	1,388,669	21,844
	iStar Inc.	926,669	21,693
	LTC Properties Inc.	514,327	19,786
	Industrial Logistics Properties Trust	871,419	19,755
*,1	WeWork Inc.	2,832,626	19,319
	Service Properties Trust	2,187,355	19,314
	Centerspace	195,690	19,201
[1]	eXp World Holdings Inc.	887,055	18,779
	Empire State Realty Trust Inc. Class A	1,887,403	18,534
*	Veris Residential Inc.	1,054,358	18,335
	Preferred Apartment Communities Inc.	712,402	17,767
*	Marcus & Millichap Inc.	335,102	17,653
	Office Properties Income Trust	650,591	16,740
	RPT Realty	1,127,236	15,522
	Gladstone Land Corp.	419,534	15,279
	Apartment Investment & Management Co. Class A	2,071,872	15,166
	Getty Realty Corp.	525,682	15,045
*	Summit Hotel Properties Inc.	1,445,200	14,394
	Community Healthcare Trust Inc.	320,602	13,533
	UMH Properties Inc.	544,527	13,390
	Global Medical REIT Inc.	810,814	13,232
	Necessity Retail REIT Inc. Class A	1,643,808	13,003
	Plymouth Industrial REIT Inc.	476,357	12,909
	Armada Hoffler Properties Inc.	842,281	12,297
	NETSTREIT Corp.	543,476	12,196
	Diversified Healthcare Trust	3,286,787	10,518
	Safehold Inc.	189,558	10,511
	City Office REIT Inc.	591,913	10,453
*	Orion Office REIT Inc.	738,119	10,334
	Bluerock Residential Growth REIT Inc. Class A	357,638	9,502
	Gladstone Commercial Corp.	431,393	9,499
	Saul Centers Inc.	176,556	9,305
*	Chatham Lodging Trust	662,067	9,130
	Universal Health Realty Income Trust	152,900	8,925
	Whitestone REIT	648,349	8,591
	Urstadt Biddle Properties Inc. Class A	450,161	8,468
	Alexander's Inc.	30,384	7,785
	Franklin Street Properties Corp.	1,284,410	7,578
	One Liberty Properties Inc.	224,740	6,920
	RMR Group Inc. Class A	218,216	6,787
*,1	Seritage Growth Properties Class A	514,381	6,512
*	Douglas Elliman Inc.	873,826	6,379
	Indus Realty Trust Inc.	86,993	6,358
*	Tejon Ranch Co.	335,369	6,124
	CatchMark Timber Trust Inc. Class A	712,526	5,843
	CTO Realty Growth Inc.	84,855	5,628
	RE/MAX Holdings Inc. Class A	198,707	5,510
	Farmland Partners Inc.	399,633	5,495
*	FRP Holdings Inc.	92,654	5,355
*	Doma Holdings Inc.	2,375,492	5,155
	Cedar Realty Trust Inc.	177,318	4,901
*,1	Offerpad Solutions Inc.	969,657	4,877
*	Braemar Hotels & Resorts Inc.	779,361	4,816
*	Forestar Group Inc.	259,283	4,605
*,1	Ashford Hospitality Trust Inc.	441,733	4,506
*	Hersha Hospitality Trust Class A	456,664	4,147

		Shares	Market Value ($000)
*	Stratus Properties Inc.	95,187	4,101
	BRT Apartments Corp.	161,953	3,882
	Postal Realty Trust Inc. Class A	206,178	3,468
	Alpine Income Property Trust Inc.	153,116	2,879
	New York City REIT Inc. Class A	160,831	2,123
	Clipper Realty Inc.	217,586	1,974
*	Altisource Portfolio Solutions SA	126,246	1,493
	Creative Media & Community Trust Corp.	186,383	1,443
*	Power REIT	33,413	1,316
*	Maui Land & Pineapple Co. Inc.	87,398	971
*	Transcontinental Realty Investors Inc.	22,463	877
*	Fathom Holdings Inc.	75,279	805
*	AMREP Corp.	56,416	763
	Retail Value Inc.	246,624	755
[1]	CorEnergy Infrastructure Trust Inc.	234,079	719
*	Trinity Place Holdings Inc.	313,786	596
*,1	Pennsylvania REIT	918,301	579
*	Sotherly Hotels Inc.	218,019	449
	Global Self Storage Inc.	79,508	445
*,1	Rafael Holdings Inc. Class B	147,508	370
*	Wheeler REIT Inc.	146,044	336
*	InterGroup Corp.	6,187	312
*	Comstock Holding Cos. Inc. Class A	52,273	306
*,2	Spirit MTA REIT	653,668	175
	InnSuites Hospitality Trust	51,296	156
*	Alset EHome International Inc.	283,034	130
			7,517,811
Utilities (2.1%)
*	PG&E Corp.	19,958,016	238,299
	Essential Utilities Inc.	3,038,916	155,380
	Vistra Corp.	6,373,742	148,190
	OGE Energy Corp.	2,651,156	108,114
	UGI Corp.	2,762,777	100,068
	National Fuel Gas Co.	1,202,855	82,636
	IDACORP Inc.	671,275	77,438
	Southwest Gas Holdings Inc.	872,570	68,314
	Black Hills Corp.	852,764	65,680
	Portland General Electric Co.	1,175,999	64,856
	ONE Gas Inc.	702,497	61,988
	Hawaiian Electric Industries Inc.	1,427,275	60,388
	New Jersey Resources Corp.	1,258,767	57,727
	PNM Resources Inc.	1,129,054	53,822
	South Jersey Industries Inc.	1,481,712	51,193
	Spire Inc.	696,523	49,983
	Ormat Technologies Inc.	593,086	48,532
	ALLETE Inc.	695,374	46,576
	Clearway Energy Inc. Class C	1,262,489	46,093
	American States Water Co.	495,527	44,112
	Avangrid Inc.	927,236	43,339
	NorthWestern Corp.	713,542	43,162
	Avista Corp.	931,602	42,062
	California Water Service Group	686,685	40,707
	MGE Energy Inc.	483,334	38,565
	Otter Tail Corp.	556,809	34,801
	Chesapeake Utilities Corp.	232,957	32,092
*	Sunnova Energy International Inc.	1,244,506	28,698
	SJW Group	368,612	25,648
	Middlesex Water Co.	231,239	24,319

				Shares	Market Value ($000)
		Northwest Natural Holding Co.		419,151	21,679
		Unitil Corp.		196,023	9,778
*,1		Montauk Renewables Inc.		823,329	9,221
		Clearway Energy Inc. Class A		250,740	8,355
		York Water Co.		160,678	7,226
		Artesian Resources Corp. Class A		115,069	5,587
*		Altus Power Inc.		489,600	3,638
*		Pure Cycle Corp.		268,476	3,227
		Genie Energy Ltd. Class B		326,109	2,201
		RGC Resources Inc.		101,978	2,180
		Global Water Resources Inc.		124,335	2,069
		Consolidated Water Co. Ltd.		147,600	1,632
		Via Renewables Inc. Class A		197,139	1,624
*		Cadiz Inc.		379,213	785
					2,061,984
Total Common Stocks (Cost $74,857,838)					97,748,694
Preferred Stocks (0.0%)
[1,4]		Meta Materials Inc. Pfd., 0.000%		1,758,570	2,146
		FAT Brands Inc. Pfd., 8.250%, 5/6/22		7,939	104
		Air T Funding Pfd., 8.000%, 6/7/24		704	16
Total Preferred Stocks (Cost $143)					2,266
		Coupon	Maturity Date	Face Amount ($000)
Corporate Bonds (0.0%)
Financials (0.0%)
	GAMCO Investors Inc. (Cost $139)	4.000%	6/15/23	139	136
				Shares
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[5,6]	Vanguard Market Liquidity Fund (Cost $3,009,796)	0.312%		30,103,158	3,010,015
Total Investments (102.2%) (Cost $77,867,916)					100,761,111
Other Assets and Liabilities—Net (-2.2%)					(2,165,551)
Net Assets (100%)					98,595,560
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,031,051,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $2,240,610,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	5,273	544,806	24,484
E-mini S&P 500 Index	June 2022	637	144,304	9,354
E-mini S&P Mid-Cap 400 Index	June 2022	91	24,472	1,173
				35,011

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Chewy Inc. Class A	1/31/23	GSI	11,538	(0.323)	1,102	—
DocuSign Inc.	8/31/22	BANA	21,554	(0.203)	—	(2,062)
Lucid Group Inc.	1/31/23	GSI	40,443	(0.320)	6,288	—
Seagen Inc.	8/31/22	BANA	9,665	(0.211)	1,137	—
Sirius XM Holdings Inc.	1/31/23	GSI	24,960	(0.321)	1,517	—
Snowflake Inc. Class A	8/31/22	BANA	41,974	(0.201)	—	(5,778)
Wayfair Inc. Class A	8/31/22	BANA	18,313	(0.198)	—	(3,915)
					10,044	(11,755)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $12,213,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	97,746,945	5	1,744	97,748,694
Preferred Stocks	2,266	—	—	2,266
Corporate Bonds	—	136	—	136
Temporary Cash Investments	3,010,015	—	—	3,010,015
Total	100,759,226	141	1,744	100,761,111

Derivative Financial Instruments
Assets
Futures Contracts[1]	35,011	—	—	35,011
Swap Contracts	—	10,044	—	10,044
Total	35,011	10,044	—	45,055
Liabilities
Swap Contracts	—	11,755	—	11,755
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.